UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.8%
25,434	Alliance Bernstein National Municipal Income Fund, Inc.	$365,995
12,418	BlackRock Investment Quality Municipal Trust, Inc.	208,002
16,410	BlackRock Long-Term Municipal Advantage Trust	191,997
46,894	BlackRock Muni Intermediate Duration Fund, Inc.	704,348
30,249	BlackRock MuniAssets Fund, Inc.	429,233
9,990	BlackRock Municipal 2018 Term Trust	161,438
14,846	BlackRock Municipal 2020 Term Trust	247,037
9,155	BlackRock Municipal Bond Trust	153,804
10,751	BlackRock Municipal Income Investment Quality Trust	161,480
31,750	BlackRock Municipal Income Quality Trust	474,028
39,260	BlackRock Municipal Income Trust	580,655
14,831	BlackRock Municipal Income Trust II	245,156
89,088	BlackRock Municipal Target Term Trust	1,923,410
32,211	BlackRock MuniEnhanced Fund, Inc.	388,143
9,648	BlackRock MuniHoldings Fund II, Inc.	156,105
15,152	BlackRock MuniHoldings Fund, Inc.	268,039
41,935	BlackRock MuniHoldings Investment Quality Fund	630,702
27,337	BlackRock MuniHoldings Quality Fund II, Inc.	386,272
15,816	BlackRock MuniHoldings Quality Fund, Inc.	219,210
15,923	BlackRock MuniVest Fund II, Inc.	263,526
55,082	BlackRock MuniVest Fund, Inc.	580,013
40,597	BlackRock MuniYield Fund, Inc.	619,104
11,515	BlackRock MuniYield Investment Fund	186,082
24,693	BlackRock MuniYield Quality Fund II, Inc.	342,739
72,981	BlackRock MuniYield Quality Fund III, Inc.	1,077,200
26,944	BlackRock MuniYield Quality Fund, Inc.	434,337
29,885	Deutsche Municipal Income Trust	422,275
22,882	Dreyfus Municipal Bond Infrastructure Fund, Inc.	296,093
15,399	Dreyfus Municipal Income, Inc.	153,682
43,967	Dreyfus Strategic Municipal Bond Fund, Inc.	364,047
54,789	Dreyfus Strategic Municipals, Inc.	470,090
75,832	Eaton Vance Municipal Bond Fund	1,011,599
11,042	Eaton Vance Municipal Bond Fund II	145,423
13,717	Eaton Vance Municipal Income 2028 Term Trust	251,295
14,723	Eaton Vance Municipal Income Trust	206,416
18,096	Eaton Vance National Municipal Opportunities Trust	390,693
49,386	Invesco Advantage Municipal Income Trust II	597,571
52,389	Invesco Municipal Income Opportunities Trust	377,201
82,051	Invesco Municipal Opportunity Trust	1,097,022
67,550	Invesco Municipal Trust	896,389
65,008	Invesco Quality Municipal Income Trust	851,605
60,386	Invesco Trust for Investment Grade Municipals	837,554
39,585	Invesco Value Municipal Income Trust	678,487
24,199	MainStay Defined Term Municipal Opportunities Fund	461,233
38,697	MFS High Income Municipal Trust	191,937
49,893	MFS Municipal Income Trust	344,262
15,545	Neuberger Berman Intermediate Municipal Fund, Inc.	250,275
87,284	Nuveen AMT-Free Municipal Income Fund	1,249,034
9,637	Nuveen AMT-Free Municipal Value Fund	171,057
43,363	Nuveen Dividend Advantage Municipal Fund	640,038
36,543	Nuveen Dividend Advantage Municipal Fund 2	538,278
45,693	Nuveen Dividend Advantage Municipal Fund 3	663,462
33,600	Nuveen Dividend Advantage Municipal Income Fund	495,936
18,243	Nuveen Enhanced Municipal Value Fund	290,793
104,682	Nuveen Insured Municipal Opportunity Fund, Inc.	1,575,464
52,361	Nuveen Insured Quality Municipal Fund, Inc.	719,964
52,016	Nuveen Intermediate Duration Municipal Term Fund	679,849
14,543	Nuveen Intermediate Duration Quality Municipal Term Fund	194,294
44,542	Nuveen Investment Quality Municipal Fund, Inc.	707,772
48,911	Nuveen Municipal Advantage Fund, Inc.	701,384
37,822	Nuveen Municipal High Income Opportunity Fund	532,534
56,822	Nuveen Municipal Market Opportunity Fund, Inc.	807,441
178,742	Nuveen Municipal Value Fund, Inc.	1,819,594
66,621	Nuveen Performance Plus Municipal Fund, Inc.	1,029,294
24,019	Nuveen Premier Municipal Income Fund, Inc.	346,594
86,743	Nuveen Premium Income Municipal Fund 2, Inc.	1,271,652
47,800	Nuveen Premium Income Municipal Fund 4, Inc.	663,942
79,309	Nuveen Premium Income Municipal Fund, Inc.	1,146,015
60,350	Nuveen Quality Income Municipal Fund, Inc.	884,731
43,754	Nuveen Select Quality Municipal Fund, Inc.	639,683
19,072	Nuveen Select Tax-Free Income 2 Portfolio	271,776
13,999	Nuveen Select Tax-Free Income 3 Portfolio	208,725
17,641	Nuveen Select Tax-Free Income Portfolio	260,734
15,189	PIMCO Municipal Income Fund	239,531
46,277	PIMCO Municipal Income Fund II	589,106
20,665	PIMCO Municipal Income Fund III	239,714
12,714	Pioneer Municipal High Income Advantage Trust	196,686
13,677	Pioneer Municipal High Income Trust	202,009
70,408	Putnam Managed Municipal Income Trust	523,131
50,384	Putnam Municipal Opportunities Trust	633,831
37,096	Western Asset Managed Municipals Fund, Inc.	522,683
7,600	Western Asset Municipal Defined Opportunity Trust, Inc.	182,096
23,407	Western Asset Municipal High Income Fund, Inc.	179,766
10,791	Western Asset Municipal Partners Fund, Inc.	170,066
Total Closed-End Funds (Cost: $43,343,623)		43,881,863

MONEY MARKET FUND: 0.1% (Cost: $23,208)
Money Market Fund: 0.1%
23,208	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	23,208
Total Investments: 99.9% (Cost: $43,366,831)		43,905,071
Other assets less liabilities: 0.1%		57,505
NET ASSETS: 100.0%		$43,962,576

Summary of Investments by Sector (unaudited)	% of Investments	Value
Closed-End Funds	99.9%	$43,881,863
Money Market Fund	0.1	23,208
	100.0%	$43,905,071

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$43,881,863	$—	$—	$43,881,863
Money Market Fund	23,208	—	—	23,208
Total	$43,905,071	$—	$—	$43,905,071

There were no transfers between levels during the period ended January 31, 2015.

See Notes to Schedules of Investments

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.7%
Alabama: 2.0%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$2,895,000	6.45%, 03/12/15 (c)	$2,926,845
2,250,000	6.45%, 03/12/15 (c)	2,274,750
1,215,000	Alabama State University (RB) (XLCA)
	4.63%, 08/01/16 (c)	1,228,875
665,000	Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority (RB)
	5.00%, 11/15/15 (c)	683,454
30,000	Butler County Public Education Cooperative District (RB) (XLCA)
	4.63%, 07/01/17 (c)	30,591
	County of Jefferson, Alabama Sewer Revenue, Series D (RB)
5,970,000	6.00%, 10/01/23 (c)	6,771,592
10,150,000	6.50%, 10/01/23 (c)	11,856,113
1,145,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB)
	5.50%, 01/01/17 (c)	1,160,228
100,000	Montgomery Medical Clinic Board (RB)
	5.25%, 03/01/16 (c)	103,384
	Sylacauga Health Care Authority (RB)
1,800,000	6.00%, 08/01/15 (c)	1,851,102
1,450,000	6.00%, 08/01/15 (c)	1,491,165
		30,378,099
Alaska: 0.6%
	Northern Tobacco Securitization Corp., Series A (RB)
10,000	4.63%, 02/25/15 (c)	10,001
6,245,000	5.00%, 02/25/15 (c)	5,068,192
4,670,000	5.00%, 02/25/15 (c)	4,143,131
		9,221,324
Arizona: 3.8%
1,210,000	Apache County Industrial Development Authority (RB)
	4.50%, 03/01/22 (c)	1,309,656
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
200,000	5.00%, 02/01/20	233,440
350,000	5.00%, 02/01/21	414,873
2,165,000	5.00%, 02/01/22 (c)	2,430,472
730,000	5.00%, 02/01/22 (c)	806,438
875,000	5.00%, 02/01/22 (c)	956,909
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
410,000	5.10%, 10/01/16 (c)	416,027
4,110,000	5.20%, 10/01/16 (c)	4,109,712
230,000	City of Glendale, Arizona Municipal Property Corp., Series C (RB)
	4.00%, 01/01/23 (c)	238,685
	Downtown Phoenix Hotel Corp., Series A (RB) (FGIC)
5,150,000	5.00%, 01/01/16 (c)	5,166,068
4,650,000	5.00%, 01/01/16 (c)	4,667,391
	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB)
750,000	3.75%, 07/01/24	768,533
500,000	5.00%, 07/01/24 (c)	521,325
1,000,000	5.00%, 07/01/24 (c)	1,070,440
400,000	Peoria Industrial Development Authority (RB)
	5.00%, 11/15/24	416,300
	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
5,490,000	5.50%, 07/01/17 (c)	5,420,991
3,340,000	5.63%, 07/01/17 (c)	3,069,527
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB)
	5.25%, 10/01/20 (c)	1,581,412
	Salt Verde Financial Corp. (RB)
6,650,000	5.00%, 12/01/32	7,974,015
10,080,000	5.00%, 12/01/37	12,192,466
30,000	5.25%, 12/01/23	36,443
50,000	5.25%, 12/01/27	60,888
245,000	5.50%, 12/01/29	305,814
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB)
	6.25%, 12/01/21 (c)	1,097,470
1,000,000	The Industrial Development Authority of the County of Pima, Edkey Charter Schools Project (RB)
	6.00%, 07/01/20 (c)	1,008,850
1,500,000	Tucson, Arizona University Medical Center Corp., Hospital Revenue (RB)
	5.00%, 07/01/15 (c)	1,519,785
		57,793,930
Arkansas: 0.0%
35,000	County of Howard, Arkansas (RB)
	4.50%, 06/01/17 (c)	35,586
California: 9.1%
40,000	Alameda Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC)
	1.70%, 10/01/17 ^	38,534
	California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Series A (RB)
4,115,000	5.00%, 06/01/17 (c)	3,262,084
15,000	5.00%, 06/01/17 (c)	12,728
	California County Tobacco Securitization Agency, Series A (RB)
1,000,000	5.45%, 12/01/18 (c)	985,960
3,845,000	5.60%, 12/01/18 (c)	3,616,991
2,500,000	5.70%, 12/01/18 (c)	2,261,200
100,000,000	California County Tobacco Securitization Agency, Series D (RB)
	11.80%, 06/01/16 (c) ^	1,145,000
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
500,000	5.13%, 06/01/15 (c)	426,480
2,000,000	5.25%, 06/01/15 (c)	1,686,640
4,450,000	California Housing Finance Agency, Series G (RB)
	4.95%, 02/01/17 (c)	4,577,403
1,000,000	California Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A (RB)
	5.75%, 07/01/20 (c)	1,113,600
	California Municipal Finance Authority, Rocketship Education, Series A (RB)
850,000	6.00%, 06/01/22 (c)	933,326
930,000	7.00%, 06/01/22 (c)	1,066,915
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB)
	6.00%, 07/01/22 (c)	1,600,440
	California Statewide Communities Development Authority (RB)
6,260,000	5.25%, 12/01/24 (c)	7,047,383
750,000	5.25%, 12/01/24 (c)	849,615
500,000	5.50%, 12/01/24 (c)	566,930
1,005,000	California Statewide Communities Development Authority, GNMA Collateralized-740 S. Olive St. Apartments, Series L (RB)
	4.90%, 07/20/19 (c)	1,055,190
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB)
	6.00%, 10/01/22 (c)	1,086,080
3,000,000	California Statewide Communities Development Authority, Valleycare Health System, Series A (RB)
	5.13%, 07/15/17 (c)	3,031,830
	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB)
1,845,000	5.00%, 07/01/15 (c)	1,755,075
2,410,000	5.25%, 07/01/15 (c)	2,410,723
3,210,000	5.25%, 07/01/15 (c)	3,185,604
	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB)
750,000	5.15%, 07/01/17 (c)	759,443
500,000	5.25%, 07/01/17 (c)	501,765
	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series A (RB)
900,000	6.00%, 03/12/15 (c)	900,144
10,000,000	7.10%, 06/01/16 (c) ^	1,075,100
3,150,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB)
	6.00%, 03/12/15 (c)	3,150,504
210,000,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series D (RB)
	12.31%, 06/01/16 (c) ^	1,896,300
120,000	Cathedral City, California Public Financing Authority (AMBAC) (TA)
	4.50%, 08/01/17 (c)	120,953
75,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB)
	5.00%, 07/15/19 (c) (p)	83,715
9,125,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB)
	5.50%, 07/15/22 (c) (p)	10,703,716
	Foothill-Eastern Transportation Corridor Agency (RB)
1,000,000	5.75%, 01/15/24 (c)	1,190,160
1,000,000	6.00%, 01/15/24 (c)	1,198,250
2,500,000	6.00%, 01/15/24 (c)	2,999,900
1,000,000	6.50%, 01/15/24 (c)	1,212,450
25,000,000	Golden State Tobacco Securitization Corp. (RB)
	7.90%, 06/01/17 (c) ^	2,042,750
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
5,640,000	4.50%, 06/01/17 (c)	5,529,851
3,295,000	5.00%, 06/01/17 (c)	2,845,826
4,100,000	5.13%, 06/01/17 (c)	3,341,992
10,000,000	5.75%, 06/01/17 (c)	8,868,900
1,000,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB)
	5.30%, 06/01/22 (c)	853,290
235,000	Hesperia Community Redevelopment Agency, Refinancing and Redevelopment Projects, Series A (TA) (XLCA)
	5.00%, 09/01/15 (c)	236,302
	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA)
50,000	5.00%, 09/01/17 (c)	51,396
465,000	5.50%, 09/01/17 (c)	483,047
5,400,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB)
	4.63%, 06/01/17 (c)	5,337,036
655,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series B (RB)
	5.75%, 06/01/21 (c)	668,847
100,000,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series E (RB)
	11.09%, 06/01/17 (c) ^	913,000
165,000	Palomar Pomerado Health Certificates (CP)
	6.00%, 11/01/20 (c)	174,481
3,600,000	San Buenaventura, California Community Memorial Health System (RB)
	7.50%, 12/01/21 (c)	4,497,012
	San Joaquin Hills Transportation Corridor Agency (RB)
1,750,000	5.00%, 01/15/25 (c)	1,950,200
6,360,000	5.00%, 01/15/25 (c)	6,987,160
500,000	5.00%, 01/15/25 (c)	577,995
3,300,000	5.00%, 01/15/25 (c)	3,736,458
10,000,000	Silicon Valley, California Tobacco Securitization Authority, Series A (RB)
	7.40%, 06/01/17 (c) ^	2,190,000
100,000,000	Silicon Valley, California Tobacco Securitization Authority, Series D (RB)
	11.32%, 06/01/17 (c) ^	1,103,000
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST)
	5.38%, 09/01/22 (c)	1,074,190
	Tobacco Securitization Authority of Northern California (RB)
40,000	5.38%, 06/01/15 (c)	34,331
5,010,000	5.50%, 06/01/15 (c)	4,188,861
	Tobacco Securitization Authority of Southern California (RB)
3,150,000	5.00%, 02/25/15 (c)	2,740,594
5,690,000	5.13%, 02/25/15 (c)	4,862,503
1,160,000	Vernon City, California, Electric System Revenue, Series A (RB)
	5.13%, 08/01/19 (c)	1,304,362
3,265,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
	4.00%, 09/01/21	3,274,305
		139,375,820
Colorado: 1.8%
1,500,000	City of Lakewood, Plaza Metropolitan District No. 1 (TA)
	5.00%, 12/01/22 (c)	1,594,875
	Colorado Health Facilities Authority (RB)
2,060,000	5.00%, 06/01/22 (c)	2,259,429
350,000	5.00%, 12/01/22 (c)	388,682
35,000	5.25%, 12/01/15 (c)	36,222
1,545,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. (RB)
	4.00%, 12/01/22 (c)	1,617,909
1,700,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB)
	5.30%, 03/12/15 (c)	1,633,156
950,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB)
	5.20%, 03/12/15 (c)	954,551
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,000,000	6.75%, 06/01/22 (c)	1,069,460
1,500,000	7.00%, 06/01/22 (c)	1,601,415
	Denver Convention Center Hotel Authority (RB) (XLCA)
25,000	5.00%, 11/01/16 (c)	25,863
2,000,000	5.25%, 11/01/16 (c)	2,141,680
	Denver, Colorado Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
4,550,000	5.25%, 10/01/17 (c)	4,720,898
2,000,000	5.75%, 10/01/17 (c)	2,134,160
	E-470 Public Highway Authority (RB)
25,000	5.25%, 09/01/20 (c)	29,094
9,000,000	5.50%, 09/01/40 ^	3,326,310
5,145,000	5.83%, 09/01/26 (c) ^	1,864,857
2,500,000	Salida Hospital District (RB)
	5.25%, 10/01/16 (c)	2,527,500
		27,926,061
Connecticut: 0.7%
1,330,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB)
	6.45%, 03/12/15 (c)	1,331,450
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
801,000	7.00%, 04/01/20 (c)	929,344
1,500,000	7.88%, 04/01/20 (c)	1,804,800
	Town of Hamden, Connecticut, Series A (RB)
1,490,000	7.63%, 01/01/20 (c)	1,580,488
4,750,000	7.75%, 01/01/20 (c)	4,929,217
		10,575,299
Delaware: 0.2%
2,285,000	Delaware Economic Development Authority, Exempt Facility (RB)
	5.38%, 10/01/20 (c)	2,517,887
District of Columbia: 2.2%
	District of Columbia Provident Group-Howard Properties, LLC (RB)
5,075,000	5.00%, 10/01/22 (c)	5,307,790
305,000	5.00%, 10/01/22 (c)	324,105
2,965,000	5.00%, 10/01/22 (c)	3,223,993
19,000	District of Columbia Tobacco Settlement Financing Corp (RB)
	6.50%, 05/15/33	24,394
	District of Columbia, The Howard University Issue, Series A (RB)
1,725,000	6.25%, 04/01/21 (c)	1,999,120
2,560,000	6.50%, 04/01/21 (c)	2,992,819
2,485,000	6.50%, 04/01/21 (c)	2,909,637
	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series A (RB)
14,255,000	5.00%, 04/01/22 (c)	15,702,310
205,000	5.04%, 10/01/37 ^	76,635
1,500,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series B (RB)
	6.50%, 10/01/28 (c)	1,631,010
		34,191,813
Florida: 6.2%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB)
	8.00%, 10/01/22 (c)	1,914,292
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,530,000	8.00%, 11/15/21 (c)	1,805,492
1,000,000	8.13%, 11/15/21 (c)	1,180,250
2,000,000	Callaway, Florida Capital Improvement Revenue, Special Capital Extension Project (RB) (ACA)
	5.25%, 08/01/17 (c)	2,012,040
	Capital Trust Agency, Inc. (RB)
500,000	6.50%, 12/01/22 (c)	508,105
485,000	6.75%, 12/01/22 (c)	496,470
615,000	6.75%, 12/01/22 (c)	625,031
2,000,000	7.75%, 01/01/21 (c)	1,937,000
	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
350,000	5.63%, 11/15/17 (c)	363,962
1,660,000	5.88%, 11/15/17 (c)	1,669,313
1,640,000	5.88%, 11/15/17 (c)	1,653,399
55,000	County of Brevard, Florida (RB)
	6.75%, 11/01/19 (c)	61,369
	County of Miami-Dade, Florida Seaport Department, Series A (RB)
120,000	5.00%, 10/01/23 (c)	138,078
175,000	6.00%, 10/01/23 (c)	216,722
4,750,000	County of Miami-Dade, Florida Seaport Department, Series B (RB)
	6.00%, 10/01/23 (c)	5,756,620
	Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Series A (RB)
505,000	5.50%, 08/15/20 (c)	595,365
70,000	6.00%, 08/15/20 (c)	81,911
	Florida Development Finance Corp. (RB)
1,000,000	7.00%, 06/01/22 (c)	1,028,720
1,000,000	7.00%, 06/01/22 (c)	1,040,870
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	366,131
450,000	5.88%, 06/15/24 (c)	457,574
695,000	6.00%, 06/15/24 (c)	707,892
	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,027,530
3,300,000	7.63%, 06/15/21 (c)	3,671,943
	Halifax Hospital Medical Center (RB)
145,000	5.00%, 06/01/16 (c)	150,095
110,000	5.25%, 06/01/16 (c)	115,762
2,590,000	Lake County, Florida Industrial Development, Crane’s View Lodge Project, Series A (RB)
	7.13%, 11/01/17 (c)	2,637,915
	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB)
130,000	5.00%, 05/15/17 (c)	136,094
335,000	5.13%, 11/15/16 (c)	345,707
	Lee County, Florida Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
3,750,000	5.25%, 06/15/17 (c)	3,850,275
3,500,000	5.38%, 06/15/17 (c)	3,585,085
3,300,000	5.75%, 06/15/22 (c)	3,483,942
	Martin County, Florida Health Facilities Authority (RB)
100,000	5.13%, 11/15/21 (c)	109,601
800,000	5.50%, 11/15/21 (c)	911,840
2,000,000	5.50%, 11/15/21 (c)	2,227,980
	Miami Beach Health Facilities Authority (RB)
950,000	4.25%, 11/15/19 (c)	968,477
2,000,000	5.00%, 11/15/24 (c)	2,267,820
4,910,000	5.00%, 11/15/24 (c)	5,598,235
1,000,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA)
	4.25%, 05/01/23 (c)	1,081,520
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
3,000,000	4.25%, 05/01/23 (c)	3,244,560
1,000,000	5.00%, 05/01/23 (c)	1,068,840
	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB)
2,750,000	5.50%, 07/01/17 (c)	2,793,780
1,200,000	5.50%, 07/01/17 (c)	1,222,932
1,100,000	5.70%, 07/01/15 (c)	1,110,428
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
4,305,000	5.00%, 05/15/23 (c)	4,410,257
1,500,000	5.00%, 05/15/23 (c)	1,577,745
2,000,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB)
	7.50%, 06/01/22 (c)	2,307,160
500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB)
	6.00%, 06/01/21	548,630
	Sarasota County, Florida Health Facilities Authority (RB)
5,455,000	5.75%, 07/01/17 (c)	5,491,767
1,785,000	5.75%, 07/01/17 (c)	1,800,833
5,430,000	Stuart, Florida Capital Trust Agency, Stuart Lodge Project, Series B (RB)
	7.38%, 01/01/18 (c)	5,681,192
425,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA)
	6.13%, 05/01/20 (c)	491,181
935,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA)
	5.50%, 05/01/22 (c)	1,096,718
2,945,000	Tavares, Florida Osprey Lodge at Lakeview Crest, Series A (RB)
	8.75%, 07/01/16 (c)	2,955,337
1,315,000	Town of Davie, Florida Nova Southeastern University Project, Series A (RB)
	6.00%, 04/01/23 (c)	1,546,493
		94,134,280
Georgia: 0.9%
	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
200,000	6.00%, 09/01/20 (c)	225,984
2,100,000	6.13%, 09/01/20 (c)	2,332,029
100,000	Gainesville, Georgia Redevelopment Authority (RB)
	5.13%, 03/01/17 (c)	100,827
79,000	Georgia Local Government, Series A (CP) (NATL)
	4.75%, 06/01/28	85,923
	Private Colleges & Universities Authority, The Savannah College of Art & Design Project (RB)
5,000,000	4.13%, 04/01/24 (c)	5,122,350
5,000,000	5.00%, 04/01/24 (c)	5,587,250
		13,454,363
Guam: 1.9%
1,000,000	Antonio B Won Pat International Airport Authority (RB)
	5.00%, 10/01/21	1,158,560
2,400,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP)
	6.88%, 12/01/20 (c)	2,718,168
2,250,000	Guam Government General Obligation, Series A (GO)
	6.75%, 11/15/19 (c)	2,641,680
1,200,000	Guam Government Limited Obligation, Series A (RB)
	5.63%, 12/01/19 (c)	1,353,048
	Guam Government Waterworks Authority (RB)
3,950,000	5.00%, 07/01/24 (c)	4,481,038
355,000	5.50%, 07/01/20 (c)	405,627
3,280,000	5.50%, 07/01/23 (c)	3,872,171
75,000	5.63%, 07/01/20 (c)	85,455
	Guam Power Authority, Series A (RB)
1,300,000	5.00%, 10/01/22 (c)	1,452,685
250,000	5.50%, 10/01/20 (c)	284,565
	Territory of Guam (RB)
1,250,000	5.00%, 01/01/22 (c)	1,412,100
1,275,000	6.50%, 05/01/21 (c)	1,559,185
	Territory of Guam, Series A (GO)
1,000,000	5.25%, 11/15/17 (c)	1,015,840
5,170,000	7.00%, 11/15/19 (c)	6,132,602
		28,572,724
Hawaii: 0.1%
2,285,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB)
	6.30%, 03/12/15 (c)	2,295,442
Illinois: 4.3%
400,000	Chicago O’Hare International Airport (RB)
	5.50%, 01/01/23 (c)	473,948
	Chicago, Illinois, Series A (GO)
1,000,000	5.00%, 01/01/24 (c)	1,067,330
2,750,000	5.25%, 01/01/24 (c)	3,068,670
465,000	City of Harvey, Illinois, Series A (GO)
	5.50%, 12/01/17 (c)	380,988
2,000,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB)
	6.50%, 10/15/20 (c)	2,181,060
3,750,000	Harvey, Illinois, Series A (GO)
	5.63%, 12/01/17 (c)	2,950,087
	Illinois Finance Authority (RB)
2,000,000	4.75%, 05/15/23 (c)	2,067,660
500,000	5.50%, 05/15/22 (c)	547,265
345,000	5.63%, 03/12/15 (c)	345,055
1,000,000	7.75%, 09/15/20 (c)	1,175,160
	Illinois Finance Authority, Centegra Health System, Series A (RB)
535,000	4.63%, 09/01/24 (c)	550,205
2,000,000	5.00%, 09/01/24 (c)	2,152,800
20,000	Illinois Finance Authority, Elmhurst Memorial Healthcare, Series A (RB)
	5.63%, 01/01/18 (c)	21,736
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
4,800,000	5.13%, 05/15/23 (c)	4,981,632
1,500,000	5.25%, 05/15/23 (c)	1,564,305
	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB)
1,000,000	8.13%, 02/15/20 (c)	1,072,730
3,000,000	8.25%, 02/15/20 (c)	3,218,130
	Illinois Finance Authority, Illinois Institute of Technology, Series A (RB)
1,000,000	5.00%, 04/01/16 (c)	1,002,830
3,000,000	5.00%, 04/01/16 (c)	3,018,930
1,000,000	Illinois Finance Authority, Lutheran Home and Services Group (RB)
	5.75%, 05/15/22 (c)	1,058,340
2,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB)
	6.50%, 10/15/20 (c)	2,374,186
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
300,000	8.00%, 05/15/15 (c)	210,384
610,000	8.00%, 05/15/20 (c)	428,513
1,625,000	8.13%, 05/15/20 (c)	1,142,765
720,000	Illinois Finance Authority, Peace Village (RB)
	5.25%, 08/15/23	766,289
575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB)
	6.13%, 05/15/19 (c)	665,931
	Illinois Finance Authority, Roosevelt University Project (RB)
1,000,000	6.25%, 10/01/19 (c)	1,100,950
2,000,000	6.50%, 10/01/19 (c)	2,200,640
2,710,000	Illinois Finance Authority, Sherman Health System, Series A (RB)
	5.50%, 08/01/17 (c)	3,037,910
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
655,000	5.75%, 02/15/20 (c)	744,742
2,070,000	6.00%, 02/15/20 (c)	2,327,094
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
7,000,000	8.00%, 05/15/20 (c)	7,724,360
1,565,000	8.00%, 05/15/20 (c)	1,730,702
150,000	Illinois Finance Authority, The Admiral At The Lake Project, Series B (RB)
	7.38%, 03/02/15 (c)	150,329
1,250,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB)
	7.00%, 03/02/15 (c)	1,252,537
	Illinois Railsplitter Tobacco Settlement Authority (RB)
350,000	5.25%, 06/01/20	411,236
200,000	5.38%, 06/01/21	240,174
1,385,000	5.50%, 06/01/21 (c)	1,659,784
	Railsplitter Tobacco Settlement Authority (RB)
1,030,000	5.00%, 06/01/18	1,160,779
500,000	5.00%, 06/01/19	576,185
2,000,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB)
	5.75%, 08/01/22 (c)	2,076,320
100,000	Village of Hillside, Illinois (TA)
	7.00%, 01/01/18 (c)	110,213
		64,990,884
Indiana: 3.1%
	Carmel, Indiana, The Barrington of Carmel Project, Series A (RB)
1,500,000	7.13%, 11/15/22 (c)	1,684,725
3,000,000	7.13%, 11/15/22 (c)	3,359,250
55,000	City of Anderson Economic Development, Anderson University Project (RB)
	4.75%, 03/12/15 (c)	55,031
	City of Anderson, Indiana, Anderson University Project (RB)
175,000	5.00%, 04/01/17 (c)	175,520
525,000	5.00%, 04/01/17 (c)	528,917
795,000	5.00%, 04/01/17 (c)	806,965
1,900,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB)
	6.00%, 12/01/19	2,109,988
	Indiana Finance Authority, I-69 Section 5 Project (RB)
2,515,000	5.00%, 09/01/24 (c)	2,748,945
1,250,000	5.25%, 09/01/24 (c)	1,419,012
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
1,475,000	5.13%, 08/15/20 (c)	1,662,458
245,000	5.50%, 08/15/20 (c)	272,827
2,500,000	5.50%, 08/15/20 (c)	2,792,000
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
1,100,000	5.00%, 07/01/23 (c)	1,215,885
3,000,000	5.00%, 07/01/23 (c)	3,286,320
8,300,000	5.25%, 07/01/23 (c)	9,253,836
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
5,200,000	5.00%, 06/01/22 (c)	5,619,640
2,570,000	5.00%, 06/01/22 (c)	2,798,010
	Indiana Finance Authority, United States Steel Corp. Project (RB)
1,040,000	5.75%, 08/01/22 (c)	1,079,686
25,000	6.00%, 06/01/20 (c)	28,349
20,000	Indianapolis Airport Authority, Federal Express Corp. Project (RB)
	5.10%, 01/15/17	21,560
	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB)
2,000,000	5.70%, 09/01/17 (c)	2,036,240
3,000,000	5.75%, 09/01/17 (c)	3,051,420
1,160,000	5.80%, 09/01/17 (c)	1,180,706
		47,187,290
Iowa: 2.2%
3,000,000	City of Coralville, Iowa, Series D (CP)
	5.25%, 06/01/16 (c)	3,013,860
	Iowa Finance Authority (RB)
163,200	2.00%, 03/12/15 (c)	1,632
870,000	2.70%, 11/15/24 (c)	353,986
5,430,000	Iowa Finance Authority, Alcoa, Inc. Project (RB)
	4.75%, 08/01/22 (c)	5,698,568
	Iowa Finance Authority, Iowa Fertilizer Company Project (RB)
500,000	5.00%, 12/01/19	535,760
3,525,000	5.25%, 12/01/23 (c)	3,902,210
2,450,000	5.50%, 12/01/18 (c)	2,609,421
	Iowa Higher Education Loan Authority, Upper Iowa University Project (RB)
20,000	4.00%, 09/01/23 (c)	19,188
2,065,000	5.00%, 09/01/23 (c)	2,077,803
2,750,000	5.00%, 09/01/23 (c)	2,688,510
620,000	5.75%, 09/01/20 (c)	681,516
1,345,000	6.00%, 09/01/20 (c)	1,464,167
10,000,000	Iowa Tobacco Settlement Authority (RB)
	7.15%, 06/01/15 (c) ^	1,155,200
	Iowa Tobacco Settlement Authority, Series C (RB)
3,000,000	5.38%, 06/01/15 (c)	2,703,420
7,290,000	5.50%, 06/01/15 (c)	6,594,898
160,000	Tobacco Settlement Authority, Series C (RB)
	5.63%, 06/01/15 (c)	144,694
		33,644,833
Kansas: 1.7%
2,255,000	Arkansas City Public Building Commission (RB)
	6.25%, 09/01/19 (c)	2,479,959
	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB)
2,000,000	5.00%, 05/15/17 (c)	2,011,840
1,000,000	5.00%, 05/15/17 (c)	1,010,650
100,000	Overland Park Development Corp. (RB) (AMBAC)
	5.13%, 01/01/17 (c)	100,401
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
16,000,000	5.13%, 01/01/17 (c)	16,064,160
1,000,000	5.25%, 01/01/17 (c)	1,006,260
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB)
	6.00%, 12/15/22 (c)	2,600,974
		25,274,244
Kentucky: 1.5%
5,650,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB)
	6.00%, 07/15/20 (c)	5,642,372
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
2,000,000	5.38%, 11/15/22 (c)	2,096,280
1,000,000	5.50%, 11/15/22 (c)	1,037,690
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
490,000	5.75%, 06/01/20 (c)	568,126
2,000,000	6.00%, 06/01/20 (c)	2,315,560
1,325,000	6.38%, 06/01/20 (c)	1,542,088
2,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB)
	6.38%, 06/01/20 (c)	2,327,680
	Kentucky Public Transportation Infrastructure Authority, Downtown Cross Project, Series A (RB)
1,375,000	5.00%, 07/01/17	1,507,962
5,650,000	5.75%, 07/01/23 (c)	6,654,457
		23,692,215
Louisiana: 2.4%
	City of New Orleans, Louisiana (RB)
200,000	5.00%, 06/01/21	236,650
1,850,000	5.00%, 06/01/24 (c)	2,102,192
500,000	5.00%, 12/01/24 (c)	570,810
535,000	5.00%, 12/01/24 (c)	618,546
500,000	Jefferson Parish Hospital Service District No 2 (RB)
	6.38%, 07/01/21 (c)	592,575
45,000	Jefferson Parish Hospital Service District No. 2 (RB)
	6.25%, 07/01/21 (c)	53,381
4,250,000	Lakeshore Village Master Community Development District (SA)
	5.25%, 07/01/17 (d) * §	1,487,500
100,000	Louisiana Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project (RB)
	6.75%, 11/01/17 (c)	113,670
2,000,000	Louisiana Local Government Environmental Facilities & Community Development Auth (RB)
	6.50%, 11/01/20 (c)	2,421,740
	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB)
910,000	6.50%, 08/01/20 (c)	1,096,732
2,300,000	6.50%, 11/01/20 (c)	2,785,001
575,000	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Series A (RB) (CIFG)
	4.50%, 07/01/16 (c)	520,243
1,450,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB)
	6.38%, 12/01/19 (c)	1,604,033
2,000,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project, Series A (RB)
	8.38%, 07/01/24 (c)	2,082,180
15,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
	6.38%, 05/15/21 (c)	17,934
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB)
1,525,000	5.25%, 05/15/17 (c)	1,605,886
1,050,000	5.38%, 05/15/17 (c)	1,104,757
3,000,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Series A (RB)
	7.50%, 07/01/23	3,111,180
2,025,000	Parish of St. Charles, Valero Project (RB)
	4.00%, 06/01/22 (p)	2,235,640
1,730,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB)
	5.13%, 06/01/17 (c)	1,830,686
	Tobacco Settlement Financing Corp. (RB)
2,750,000	5.00%, 05/15/20	3,215,492
2,160,000	5.00%, 05/15/23	2,582,971
4,000,000	5.25%, 05/15/23 (c)	4,487,000
		36,476,799
Maine: 0.5%
2,000,000	Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB)
	5.00%, 07/01/23 (c)	2,218,360
	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB)
1,165,000	6.00%, 07/01/21 (c)	1,336,616
2,220,000	6.75%, 07/01/21 (c)	2,519,056
50,000	6.95%, 07/01/21 (c)	57,290
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB)
	6.88%, 03/12/15 (c)	2,022,000
		8,153,322
Maryland: 1.5%
1,000,000	Anne Arundel County Consolidated Special Taxing District (ST)
	5.25%, 07/01/24 (c)	1,040,690
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA)
	5.25%, 09/01/16 (c)	2,518,668
	City of Baltimore, Maryland (RB) (XLCA)
45,000	5.00%, 09/01/16 (c)	46,254
25,000	5.25%, 09/01/16 (c)	25,913
	County of Howard, Maryland (RB)
60,000	5.25%, 04/01/17 (c)	57,495
2,990,000	5.25%, 04/01/17 (c)	2,928,137
2,000,000	5.25%, 04/01/17 (c)	2,005,520
2,955,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST)
	5.50%, 07/01/20 (c)	3,134,605
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB)
	5.00%, 12/01/16 (c) (d)	895,000
4,265,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB)
	5.75%, 09/01/20 (c)	4,779,188
	Maryland Health & Higher Educational Facilities Authority (RB)
1,000,000	5.00%, 07/01/19	1,158,010
20,000	5.75%, 01/01/18 (c)	21,736
545,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Issue (RB)
	5.75%, 01/01/18 (c)	593,096
3,000,000	Maryland Health and Higher Educational Facilities Authority (RB)
	5.00%, 07/01/24	3,644,880
45,000	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA)
	5.25%, 09/01/16 (c)	47,148
		22,896,340
Massachusetts: 0.4%
3,150,000	Massachusetts Development Finance Agency, Covanta Energy Project, Series B (RB)
	4.88%, 11/01/17 (c)	3,214,134
280,000	Massachusetts Development Finance Agency, Orchard Cove (RB)
	5.25%, 03/12/15 (c)	282,920
220,000	Massachusetts Development Finance Agency, Series H (RB)
	5.50%, 07/01/21 (c)	239,001
	Massachusetts Health & Educational Facilities Authority (RB)
70,000	5.00%, 07/01/15 (c)	70,972
100,000	5.00%, 07/01/20 (c)	113,003
25,000	5.00%, 07/01/20 (c)	28,319
50,000	Massachusetts Health & Educational Facilities Authority, Boston Medical Center Issue, Series B (RB)
	5.00%, 07/01/18 (c)	53,551
465,000	Massachusetts Health & Educational Facilities Authority, Jordan Hospital Issue, Series D (RB)
	5.38%, 03/12/15 (c)	465,256
2,000,000	Massachusetts Health & Educational Facilities Authority, Milton Hospital Issue, Series D (RB)
	5.50%, 07/01/15 (c)	2,007,440
	Massachusetts Health & Educational Facilities Authority, Suffolk University Issue, Series A (RB)
20,000	6.00%, 07/01/19 (c)	23,470
75,000	6.25%, 07/01/19 (c)	88,558
		6,586,624
Michigan: 2.6%
	City of Detroit, Michigan Sewage Disposal System Revenue, Series A (RB)
265,000	5.00%, 07/01/20	299,890
165,000	5.00%, 07/01/21	188,338
750,000	5.50%, 07/01/17 (c)	800,258
	City of Detroit, Michigan Water Supply System Revenue, Series A (RB)
25,000	5.00%, 07/01/21 (c)	26,986
65,000	5.25%, 07/01/21 (c)	70,660
25,000	5.25%, 07/01/21 (c)	28,009
25,000	City of Detroit, Sewage Disposal System, Series A (RB)
	5.00%, 07/01/22	28,710
345,000	Detroit Local Development Finance Authority (TA)
	5.50%, 03/12/15 (c)	343,889
	Flint, Michigan Hospital Building Authority, Hurley Medical Center (RB)
2,000,000	4.75%, 07/01/23 (c)	1,900,820
990,000	7.38%, 07/01/20 (c)	1,148,915
	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
2,510,000	5.25%, 07/01/15 (c)	2,549,783
1,000,000	5.75%, 07/01/15 (c)	1,018,210
1,450,000	6.00%, 07/01/15 (c)	1,476,738
1,500,000	Kentwood, Michigan Economic Development Corp., Holland Home Obligated Group (RB)
	5.63%, 05/15/22 (c)	1,590,285
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
520,000	5.00%, 07/01/24 (c)	574,590
100,000	5.00%, 07/01/24 (c)	111,678
650,000	5.00%, 07/01/24 (c)	729,229
	Michigan Finance Authority, Senior Tax-Exempt Educational Facility Revenue, St. Catherine of Siena Academy Project, Series A (RB)
1,260,000	7.38%, 10/01/20	774,850
1,000,000	8.00%, 10/01/19 (c)	612,780
500,000	Michigan Finance Authority, Series C (RB)
	5.00%, 07/01/22 (c)	531,765
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC)
	4.75%, 05/01/17 (c)	1,009,670
5,050,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB)
	7.50%, 03/12/15 (c)	5,051,666
1,500,000	Michigan Strategic Fund, Series A (TA)
	4.12%, 07/01/18 (c) (p)	1,536,135
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
1,940,000	5.13%, 06/01/17 (c)	1,755,797
1,070,000	6.00%, 06/01/17 (c)	930,001
7,500,000	6.00%, 06/01/17 (c)	6,806,850
6,000,000	6.88%, 06/01/18 (c)	6,008,880
100,000,000	Michigan Tobacco Settlement Finance Authority, Series B (RB)
	11.24%, 06/01/17 (c) ^	1,944,000
		39,849,382
Minnesota: 0.9%
2,100,000	City of Victoria, Minnesota Private School Facility, Holy Family Catholic High School Project (RB)
	5.00%, 09/01/22 (c)	2,135,679
3,500,000	Saint Paul Housing & Redevelopment Authority, Episcopal Homes Project (RB)
	5.00%, 05/01/23 (c)	3,611,860
	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB)
500,000	6.00%, 08/01/17 (c)	511,695
500,000	6.00%, 08/01/17 (c)	513,575
2,500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB)
	6.00%, 11/15/15 (c)	2,599,500
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,409,418
2,500,000	6.00%, 05/01/19 (c)	2,753,975
		14,535,702
Mississippi: 0.0%
280,000	Mississippi Development Bank, Series A (RB) (XLCA)
	5.00%, 03/01/16 (c)	286,502
Missouri: 0.5%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB)
	5.00%, 08/01/19 (c)	1,025,440
30,000	City of Nevada, Missouri (RB) (ACA)
	4.30%, 03/12/15 (c)	25,161
	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
2,170,000	6.25%, 03/12/15 (c)	2,177,400
2,500,000	6.50%, 03/12/15 (c)	2,504,025
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
580,000	5.00%, 06/15/15 (c)	590,376
1,150,000	5.25%, 06/15/15 (c)	1,155,543
570,000	5.35%, 06/15/15 (c)	567,412
		8,045,357
Nebraska: 0.2%
3,160,000	Nebraska Educational Finance Authority, Concordia University Project (RB)
	5.00%, 10/01/15 (c)	3,259,319
Nevada: 0.1%
	City of North Las Vegas, Nevada (GO)
735,000	5.00%, 06/01/21 (c)	626,735
1,220,000	5.00%, 06/01/21 (c)	1,065,731
		1,692,466
New Jersey: 5.1%
1,000,000	Burlington, Vermont Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB)
	5.63%, 01/01/18 (c)	1,031,950
1,000,000	Camden County Improvement Authority (RB)
	5.00%, 02/15/24 (c)	1,157,180
2,500,000	Camden County, New Jersey Improvement Authority, Series A (RB)
	5.00%, 02/15/24 (c)	2,875,875
5,000,000	Casino Reinvestment Development Authority (RB)
	5.25%, 11/01/24 (c)	5,551,000
235,000	City of Atlantic City, Series A (GO)
	5.50%, 02/15/18	232,793
3,745,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB)
	5.00%, 12/01/24	4,292,294
100,000	New Jersey Economic Development Authority (RB)
	4.00%, 06/15/19	108,884
4,000,000	New Jersey Economic Development Authority, ACR Energy Partners, LLC, Series A (RB)
	10.50%, 06/01/16 (c) (d) §	1,600,000
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
470,000	4.25%, 06/15/22 (c)	504,047
1,150,000	5.00%, 06/15/17	1,249,567
200,000	5.00%, 06/15/19	226,112
50,000	5.00%, 06/15/22	58,176
840,000	5.00%, 06/15/22 (c)	967,000
500,000	5.00%, 06/15/22 (c)	558,960
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
3,220,000	4.88%, 09/15/19	3,411,236
1,150,000	5.25%, 08/20/22 (c)	1,247,416
2,215,000	5.50%, 03/12/15 (c)	2,222,885
250,000	5.63%, 03/05/24 (c)	278,785
235,000	5.63%, 03/05/24 (c)	262,058
3,735,000	5.75%, 09/15/22 (c)	4,254,800
8,120,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB)
	6.63%, 01/01/16 (c)	8,247,565
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
1,350,000	5.13%, 01/01/24 (c)	1,521,018
150,000	5.38%, 01/01/24 (c)	170,255
170,000	New Jersey Health Care Facilities Financing Authority (RB)
	6.00%, 07/01/21 (c)	193,574
	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
250,000	5.00%, 07/01/19	289,038
125,000	5.00%, 07/01/21	150,870
2,050,000	New Jersey Health Care Facilities Financing Authority, Saint Peter’s University System (RB)
	6.25%, 07/01/21 (c)	2,286,324
2,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB)
	6.63%, 07/01/18 (c)	2,258,780
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
6,385,000	5.00%, 06/01/17 (c)	5,143,628
7,500,000	5.00%, 06/01/17 (c)	6,530,475
5,150,000	Pollution Control Financing Authority, Chambers Project, Series A (RB)
	5.00%, 12/01/23	5,915,650
360,000	Tobacco Settlement Financing Corp. (RB)
	5.00%, 06/01/16	381,215
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
5,535,000	4.50%, 06/01/17 (c)	5,555,313
25,000	5.00%, 06/01/17 (c)	27,111
1,000,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB)
	4.75%, 06/01/17 (c)	793,060
400,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB)
	7.74%, 06/01/17 (c) ^	98,404
5,800,000	Tobacco Settlement Financing Corp., Series A (RB)
	4.63%, 06/01/17 (c)	5,588,996
		77,242,294
New Mexico: 0.8%
1,390,000	County of Otero, New Mexico Jail Project (RB)
	5.75%, 10/01/16 (c)	1,345,562
2,810,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB)
	6.25%, 06/01/20 (c)	3,161,952
2,850,000	Otero County, New Mexico Jail Project Revenue (RB)
	6.00%, 10/01/16 (c)	2,616,699
5,650,000	Otero County, New Mexico Jail Project Revenue (RB)
	6.00%, 10/01/16 (c)	4,723,795
		11,848,008
New York: 8.6%
	Brooklyn Arena Local Development Corp. (RB)
10,000	6.00%, 01/15/20 (c)	11,990
1,365,000	6.25%, 01/15/20 (c)	1,645,521
	Build NYC Resource Corp. (RB)
1,050,000	4.50%, 01/01/25	1,147,366
5,000,000	5.00%, 11/01/24 (c)	5,341,550
600,000	5.00%, 01/01/25 (c)	648,666
1,000,000	5.50%, 11/01/24 (c)	1,106,360
4,160,000	Chautaugua County, New York Industrial Development, NRG Dunkirk Power Project (RB)
	5.88%, 02/01/20 (c)	4,700,342
	Dutchess County Industrial Development Agency (RB)
2,525,000	4.50%, 08/01/17 (c)	2,526,767
15,000	4.50%, 08/01/17 (c)	15,416
1,465,000	Erie County, New York Industrial Development Agency, Orchard Park CCRC, Inc. Project, Series A (RB)
	6.00%, 11/15/16 (c)	1,493,787
	Erie County, New York Tobacco Asset Securitization Corp., Series A (RB)
190,000	5.00%, 06/01/15 (c)	165,251
30,000	5.00%, 06/01/15 (c)	27,670
500,000	Jefferson County Industrial Development Agency (RB)
	5.25%, 01/01/24	509,955
1,655,000	Long Island Power Authority, Series C (RB) (CIFG)
	5.25%, 09/01/29	2,142,100
	Nassau County Local Economic Assistance Corp., Winthrop-University Hospital Association Project (RB)
915,000	5.00%, 07/01/22 (c)	997,624
1,000,000	5.00%, 07/01/22 (c)	1,119,960
2,000,000	Nassau County Tobacco Settlement Corp (RB)
	5.25%, 06/01/16 (c)	2,001,620
	Nassau County Tobacco Settlement Corp., Series A (RB)
5,105,000	5.00%, 06/01/16 (c)	4,360,129
2,335,000	5.13%, 06/01/16 (c)	1,912,762
350,000	New Rochelle Industrial Development Agency (RB)
	5.50%, 07/01/15 (c)	352,793
35,000	New York City Industrial Development Agency (RB)
	5.75%, 03/12/15 (c)	29,538
	New York City Industrial Development Agency, British Airways Plc Project (RB)
8,955,000	5.25%, 03/12/15 (c)	8,988,402
4,650,000	7.63%, 03/12/15 (c)	4,675,947
2,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company, LLC Project (RB)
	5.88%, 10/01/17 (c) (d)	720,000
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB)
	5.00%, 12/01/16 (c)	2,085,300
	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series B (RB)
1,000,000	5.00%, 12/01/16 (c)	1,035,040
380,000	5.25%, 12/01/16 (c)	392,251
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,970,000	4.75%, 01/01/17 (c)	2,012,453
815,000	5.00%, 01/01/17 (c)	841,007
1,000,000	5.00%, 01/01/17 (c)	1,044,950
530,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB)
	5.00%, 03/12/15 (c)	531,272
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties, LLC, Series A (RB)
	5.00%, 07/01/22 (c)	2,203,820
1,700,000	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
	4.50%, 09/01/16 (c)	1,725,534
	New York Counties Tobacco Trust IV, Series A (RB)
115,000	5.00%, 06/01/15 (c)	93,688
325,000	5.00%, 06/01/15 (c)	270,589
1,020,000	New York Dormitory Authority, Pace University, Series A (RB)
	4.00%, 05/01/22	1,091,400
2,070,000	New York Dormitory Authority, Yeshiva University (RB)
	5.00%, 09/01/19 (c)	2,226,451
2,500,000	New York Liberty Development Corp. (RB)
	5.15%, 11/15/24 (c)	2,812,550
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
7,000,000	5.00%, 11/15/24 (c)	7,503,020
1,000,000	5.38%, 11/15/24 (c)	1,138,990
1,000,000	7.25%, 11/15/24 (c)	1,233,430
2,000,000	New York Liberty Development Corp., 7 World Trade Center Project (RB)
	5.00%, 03/15/22 (c)	2,201,960
40,000	New York State Dormitory Authority (RB)
	3.50%, 09/01/16	41,114
2,170,000	New York State Dormitory Authority, Manhattan College, Series A (RB)
	5.00%, 07/01/17 (c)	2,222,774
2,870,000	New York State Dormitory Authority, Orange Regional Medical Center (RB)
	6.13%, 12/01/18 (c)	3,161,133
365,000	New York State Dormitory Authority, Pace Univeristy, Series A (RB)
	5.00%, 05/01/19	408,362
100,000	New York State Dormitory Authority, Yeshiva University (RB)
	5.00%, 09/01/19 (c)	103,801
2,250,000	New York State Environmental Facilities Corp. (RB)
	3.75%, 12/02/19 (p)	2,267,550
4,775,000	Niagara Area Development Corp., Covanta Energy Project, Series A (RB)
	5.25%, 11/01/17 (c)	4,985,004
1,250,000	Onondaga Civic Development Corp (RB)
	5.13%, 07/01/19 (c)	1,365,912
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project (RB)
5,965,000	4.50%, 07/01/22 (c)	5,998,404
3,140,000	5.00%, 07/01/22 (c)	3,241,862
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project, Series A (RB)
1,000,000	4.63%, 07/01/19 (c)	1,076,890
200,000	5.00%, 07/01/19	222,068
795,000	Suffolk County Industrial Development Agency, Dowling College Civic Facility, Series A (RB) (ACA)
	4.75%, 06/01/16 (c)	782,646
10,000	Suffolk Tobacco Asset Securitization Corp (RB)
	6.00%, 06/01/18 (c)	9,308
5,500,000	Suffolk Tobacco Asset Securitization Corp. (RB)
	6.63%, 06/01/22 (c)	5,586,845
1,000,000	Syracuse Industrial Development Agency (RB) (XLCA)
	5.00%, 01/01/17 (c)	1,025,380
	Town of Oyster Bay, New York (GO)
705,000	3.25%, 08/15/17 (c)	718,233
945,000	3.25%, 08/01/22 (c)	991,825
50,000	Town of Oyster Bay, New York Public Improvement (GO)
	3.00%, 08/15/17 (c)	51,004
100,000	Tsasc, Inc., New York City Tobacco Settlement, Series 0 (RB)
	5.00%, 06/01/16 (c)	100,579
	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB)
5,540,000	5.00%, 06/01/16 (c)	5,028,547
7,265,000	5.13%, 06/01/16 (c)	6,371,550
745,000	Westchester County Healthcare Corp. (RB)
	6.13%, 11/01/20 (c)	871,196
1,290,000	Westchester County Local Development Corp. (RB)
	5.50%, 05/01/24 (c)	1,501,005
	Westchester, New York Tobacco Asset Securitization Corp. (RB)
5,115,000	5.13%, 06/01/15 (c)	4,840,324
1,500,000	5.13%, 06/01/15 (c)	1,500,150
		131,558,687
North Carolina: 0.5%
3,000,000	Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (RB)
	5.75%, 08/01/15 (c)	3,003,120
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	254,994
1,330,000	5.00%, 03/01/22 (c)	1,379,662
820,000	5.00%, 03/01/22 (c)	858,237
1,395,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB)
	6.00%, 01/01/20 (c)	1,548,980
		7,044,993
North Dakota: 0.0%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,891
500,000	5.00%, 12/01/21 (c)	544,840
		570,731
Ohio: 5.9%
75,000,000	Buckeye Tobacco Settlement Financing Authority (RB)
	8.90%, 06/01/17 (c) ^	4,751,250
	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB)
2,100,000	5.75%, 06/01/17 (c)	1,769,229
5,000,000	5.88%, 06/01/17 (c)	4,260,400
6,700,000	5.88%, 06/01/17 (c)	5,827,191
7,175,000	6.50%, 06/01/17 (c)	6,614,417
102,650,000	Buckeye, Ohio Tobacco Settlement Financing Authority (RB)
	11.90%, 06/01/17 (c) ^	1,386,801
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
9,750,000	5.13%, 06/01/17 (c)	8,415,907
2,170,000	5.38%, 06/01/17 (c)	1,902,786
4,765,000	6.00%, 06/01/17 (c)	4,065,212
540,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB)
	6.25%, 06/01/22 (c)	483,370
90,000	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC)
	5.00%, 01/01/17 (c)	96,965
650,000	City of Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB)
	5.70%, 03/12/15 (c)	652,379
250,000	City of Cleveland, Ohio Airport System Revenue, Series A (RB)
	5.00%, 01/01/22 (c)	286,690
1,035,000	Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB)
	5.38%, 03/12/15 (c)	1,038,333
2,535,000	Cleveland, Ohio Airport System Revenue (RB)
	5.00%, 01/01/22 (c)	2,883,030
	County of Hamilton, Ohio (RB)
4,000,000	5.25%, 06/01/22 (c)	4,723,160
1,500,000	5.25%, 06/01/22 (c)	1,784,430
3,750,000	County of Hamilton, Ohio The Christ Hospital Project (RB)
	5.00%, 06/01/22 (c)	4,177,125
	County of Lucas, Ohio Lutheran Homes Society, Inc. Obligated Group Project (RB)
2,300,000	6.63%, 11/01/20 (c)	2,545,916
500,000	7.00%, 11/01/20 (c)	557,500
2,000,000	County of Muskingum, Ohio, Genesis HealthCare System Obligated Group Project (RB)
	5.00%, 02/15/23 (c)	2,130,540
2,000,000	Franklin, Ohio, First Community Village Obligated Group (RB)
	5.63%, 07/01/20 (c)	1,898,740
2,920,000	Lorain County, Ohio Port Authority, United States Steel Corp. Project (RB)
	6.75%, 12/01/20 (c)	3,351,342
3,000,000	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
	5.00%, 02/15/23 (c)	3,128,880
1,000,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB)
	6.75%, 02/01/22 (c)	1,050,450
1,000,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB)
	3.75%, 12/03/18 (p)	1,068,020
615,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB)
	5.63%, 10/01/19	701,315
4,490,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB)
	6.25%, 09/01/20 (c)	4,483,220
4,650,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB)
	5.60%, 03/12/15 (c)	4,655,161
850,000	Ohio State Water Development Authority, Series A (RB)
	5.88%, 06/01/16 (p)	901,595
25,000	Ohio State Water Development Authority, Series B (RB)
	4.00%, 06/03/19 (p)	26,956
530,000	Ohio State Water Development Authority, Series C (RB)
	3.95%, 05/01/20 (p)	568,059
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
3,400,000	5.75%, 12/01/22 (c)	3,619,776
3,750,000	6.00%, 12/01/22 (c)	4,074,787
40,000	Toledo-Lucas County Port Authority (SA)
	5.38%, 03/12/15 (c)	40,440
		89,921,372
Oklahoma: 0.3%
2,010,254	Kingfisher, Oklahoma Hospital Authority (RB)
	6.50%, 03/12/15 (c)	2,018,154
1,000,000	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB)
	5.13%, 12/01/17 (c)	982,520
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 01/01/19 (c)	283,597
1,000,000	6.00%, 01/01/22 (c)	1,067,380
		4,351,651
Oregon: 0.1%
400,000	Hospital Facilities Authority of Multnomah County Oregon (RB)
	5.00%, 10/01/19	431,812
	Oregon State Facilities Authority, Concordia University Project, Series A (RB)
650,000	6.13%, 09/01/20 (c)	704,873
750,000	6.38%, 09/01/20 (c)	815,160
		1,951,845
Pennsylvania: 3.7%
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
1,345,000	5.75%, 08/01/22 (c)	1,396,325
1,000,000	6.75%, 12/01/21 (c)	1,185,060
1,000,000	6.88%, 11/01/19 (c)	1,156,140
	Allentown Neighborhood Improvement Zone Development Authority (RB)
1,815,000	5.00%, 05/01/22 (c)	2,002,435
150,000	5.00%, 05/01/22 (c)	166,401
2,980,000	5.00%, 05/01/22 (c)	3,253,624
3,750,000	Beaver County Industrial Development Authority, Pollution Control, Series B (RB)
	3.50%, 06/01/20 (p)	3,939,600
400,000	Cumberland County, Pennsylvania Municipal Authority (RB)
	5.25%, 01/01/22 (c)	425,188
9,840,000	Delaware County Authority (RB)
	5.00%, 12/15/16 (c)	10,168,459
	Delaware River Port Authority (RB)
2,445,000	5.00%, 01/01/23 (c)	2,811,065
2,715,000	5.00%, 01/01/23 (c)	3,125,617
6,300,000	Harrisburg, Philadelphia University Revenue, Series B (RB)
	6.00%, 09/01/17 (c) (d)	3,039,498
1,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB)
	6.50%, 07/01/17 (c)	1,570,815
1,250,000	Lehigh County, Pennsylvania General Purpose Authority, Bibles Fellowship Church Homes, Inc. Project (RB)
	5.25%, 07/01/22 (c)	1,289,375
5,000	Lycoming County Authority (RB)
	5.50%, 07/01/19 (c)	5,629
300,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB)
	5.13%, 12/01/15	303,888
1,500,000	Pennsylvania Economic Development Financing Authority (RB)
	5.50%, 11/01/24 (c)	1,538,535
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB)
	6.00%, 03/12/15 (c)	1,803,456
2,170,000	Pennsylvania Higher Educational Facilities Authority (RB)
	6.00%, 07/01/20 (c)	2,386,848
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB)
350,000	5.88%, 06/15/22	373,086
1,000,000	7.25%, 06/15/24 (c)	1,083,240
2,130,000	Philadelphia Authority for Industrial Development. Esperanza Charter School Project (RB)
	8.20%, 01/01/23 (c)	2,277,673
	Philadelphia Gas Works Co. (RB) (AMBAC)
135,000	5.00%, 10/01/17 (c)	147,192
150,000	5.00%, 10/01/17	168,141
	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
105,000	5.00%, 07/01/17 (c)	107,457
1,990,000	5.50%, 07/01/17 (c)	2,070,814
1,365,000	5.63%, 07/01/22 (c)	1,488,587
4,175,000	5.63%, 07/01/22 (c)	4,525,366
	Susquehanna Area Regional Airport Authority (RB)
650,000	5.00%, 01/01/23 (c)	721,091
1,500,000	5.00%, 01/01/23	1,701,870
		56,232,475
Puerto Rico: 3.5%
235,000	Children’s Trust Fund (RB)
	5.63%, 03/12/15 (c)	230,253
	Commonwealth of Puerto Rico (GO)
20,000	5.00%, 07/01/16 (c)	15,502
25,000	5.25%, 07/01/18	21,768
270,000	5.38%, 07/01/21 (c)	193,401
100,000	5.50%, 07/01/21 (c)	71,380
85,000	5.63%, 07/01/16 (c)	60,885
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
420,000	4.50%, 07/01/22 (c)	291,308
50,000	5.00%, 07/01/22	38,756
415,000	5.13%, 07/01/22 (c)	282,188
250,000	5.25%, 03/12/15 (c)	200,038
20,000	5.25%, 03/12/15 (c)	15,702
90,000	5.25%, 07/01/16	84,864
85,000	5.25%, 07/01/16 (c)	66,734
70,000	5.25%, 07/01/18 (c)	51,280
100,000	5.25%, 07/01/22 (c)	75,509
220,000	5.50%, 07/01/17	199,879
65,000	5.50%, 07/01/18 (c)	46,315
150,000	5.50%, 07/01/18	131,477
500,000	5.50%, 07/01/18	438,255
100,000	5.50%, 07/01/19	86,807
11,985,000	8.00%, 07/01/20 (c)	10,052,539
	Commonwealth of Puerto Rico, Public Improvement, Series B (GO)
45,000	5.00%, 07/01/16 (c)	30,706
840,000	5.75%, 07/01/19 (c)	588,185
30,000	Commonwealth of Puerto Rico, Public Improvement, Series C (GO)
	6.00%, 07/01/19 (c)	21,413
10,000	Commonwealth of Puerto Rico, Public Improvement, Series D (GO)
	5.00%, 07/01/16 (c)	8,506
30,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB)
	5.25%, 07/01/22 (c)	21,981
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
1,040,000	5.00%, 07/01/22 (c)	717,600
1,740,000	5.25%, 07/01/22 (c)	1,183,148
700,000	5.75%, 07/01/22 (c)	498,736
265,000	6.00%, 07/01/18 (c)	190,456
1,500,000	6.00%, 07/01/18 (c)	1,064,940
7,355,000	6.00%, 07/01/22 (c)	5,184,981
13,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB)
	7.05%, 05/15/15 (c) ^	1,004,770
1,000,000	Puerto Rico Commonwealth Highways and Transportation Authority, Series N (RB)
	5.50%, 07/01/23	564,090
3,000,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series B (RB)
	5.00%, 07/01/16 (c)	1,867,530
305,000	Puerto Rico Commonwealth Public Improvement, Series A (GO)
	6.00%, 07/01/21 (c)	217,441
655,000	Puerto Rico Commonwealth Public Improvement, Series A (GO)
	5.00%, 07/01/22 (c)	438,850
460,000	Puerto Rico Commonwealth, Government Development, Series B (RB)
	5.00%, 12/01/15	439,070
	Puerto Rico Convention Center District Authority, Series A (RB) (CIFG)
25,000	4.50%, 07/01/16 (c)	20,563
200,000	4.75%, 07/01/16 (c)	137,784
500,000	5.00%, 07/01/16 (c)	359,235
	Puerto Rico Electric Power Authority, Series A (RB)
890,000	4.80%, 07/01/22 (c)	457,300
350,000	7.00%, 07/01/23 (c)	180,688
	Puerto Rico Electric Power Authority, Series AAA (RB)
90,000	5.25%, 07/01/20 (c)	46,254
325,000	5.25%, 07/01/20 (c)	167,040
	Puerto Rico Electric Power Authority, Series CCC (RB)
25,000	4.80%, 07/01/20 (c)	12,846
40,000	5.00%, 07/01/15 (c)	20,554
125,000	5.00%, 07/01/20 (c)	64,241
	Puerto Rico Electric Power Authority, Series DDD (RB)
165,000	5.00%, 07/01/20 (c)	84,798
975,000	5.00%, 07/01/20 (c)	501,121
525,000	5.00%, 07/01/20	274,565
	Puerto Rico Electric Power Authority, Series TT (RB)
25,000	5.00%, 07/01/17 (c)	12,847
925,000	5.00%, 07/01/17 (c)	475,302
375,000	5.00%, 07/01/17	204,019
260,000	5.00%, 07/01/17 (c)	133,632
2,100,000	Puerto Rico Electric Power Authority, Series VV (RB) (NATL)
	5.25%, 07/01/29	2,121,063
	Puerto Rico Electric Power Authority, Series WW (RB)
85,000	5.38%, 07/01/18 (c)	43,684
45,000	5.50%, 07/01/18 (c)	23,683
	Puerto Rico Electric Power Authority, Series ZZ (RB)
500,000	4.00%, 07/01/16	281,535
115,000	4.25%, 07/01/20	60,226
500,000	5.00%, 07/01/16	281,325
25,000	5.00%, 07/01/17	13,601
385,000	5.00%, 07/01/18	203,168
500,000	5.25%, 07/01/20 (c)	256,940
50,000	5.25%, 07/01/20	26,420
25,000	5.25%, 07/01/20 (c)	12,848
175,000	5.25%, 07/01/20 (c)	89,933
290,000	Puerto Rico Government Development, Series B (RB)
	5.00%, 12/01/16	266,255
	Puerto Rico Highways & Transportation Authority (RB)
780,000	5.00%, 03/12/15 (c)	421,964
10,000	5.00%, 03/12/15 (c)	7,745
115,000	5.00%, 07/01/15 (c)	75,879
400,000	5.00%, 07/01/15 (c)	220,420
50,000	5.00%, 07/01/15 (c)	29,206
500,000	5.00%, 07/01/15 (c)	355,930
1,500,000	5.00%, 07/01/17 (c)	845,985
1,020,000	5.00%, 07/01/17 (c)	546,312
200,000	5.00%, 07/01/17 (c)	106,122
250,000	5.25%, 03/12/15 (c)	197,100
1,055,000	5.50%, 07/01/22	595,347
2,000,000	5.50%, 07/01/24	1,127,860
1,500,000	5.50%, 07/01/25	845,700
1,500,000	5.50%, 07/01/26	845,535
155,000	Puerto Rico Highways and Transportation Authority, Series K (RB)
	5.00%, 07/01/15 (c)	94,256
385,000	Puerto Rico Highways and Transportation Authority, Series N (RB)
	5.50%, 07/01/21	220,559
	Puerto Rico Infrastructure Financing Authority (RB)
55,000	5.00%, 07/01/16 (c)	34,928
265,000	5.00%, 07/01/16 (c)	168,953
1,065,000	5.00%, 07/01/16 (c)	680,343
1,000,000	5.00%, 12/15/21 (c)	676,580
860,000	5.25%, 12/15/21 (c)	542,608
	Puerto Rico Public Buildings Authority (RB) (AMBAC) (COMWLTH GTD)
1,500,000	5.50%, 07/01/17 (c) (p)	1,524,615
40,000	7.00%, 03/12/15 (c)	31,255
	Puerto Rico Public Buildings Authority, Series D (RB) (COMWLTH GTD)
325,000	5.25%, 03/12/15 (c)	221,423
35,000	5.25%, 03/12/15 (c)	24,896
	Puerto Rico Public Buildings Authority, Series I (RB) (COMWLTH GTD)
320,000	5.00%, 03/12/15 (c)	215,603
1,570,000	5.25%, 03/12/15 (c)	1,073,566
	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD)
1,485,000	5.00%, 07/01/17 (c)	1,009,874
25,000	5.50%, 07/01/17 (c)	20,465
	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD)
35,000	6.00%, 07/01/19 (c)	26,825
20,000	6.00%, 07/01/19	16,294
1,165,000	6.75%, 07/01/19 (c)	862,123
745,000	Puerto Rico Public Buildings Authority, Series Q (RB) (COMWLTH GTD)
	5.50%, 03/12/15 (c)	515,942
	Puerto Rico Public Buildings Authority, Series S (RB) (COMWLTH GTD)
170,000	5.50%, 07/01/16 (c)	124,119
505,000	5.75%, 07/01/16 (c)	376,917
1,655,000	6.00%, 07/01/21 (c)	1,156,448
	Puerto Rico Public Buildings Authority, Series U (RB) (COMWLTH GTD)
110,000	5.00%, 07/01/20	82,382
200,000	5.25%, 07/01/22 (c)	134,000
1,865,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series B (RB)
	5.50%, 08/01/21 (c)	985,951
	Puerto Rico Sales Tax Financing Corp. (RB)
730,000	5.25%, 08/01/21 (c)	488,779
125,000	5.25%, 08/01/21 (c)	95,853
190,000	5.50%, 08/01/19 (c)	149,363
500,000	5.50%, 02/01/20 (c)	361,000
855,000	6.00%, 08/01/19 (c)	634,701
265,000	6.00%, 08/01/20 (c)	199,587
135,000	University of Puerto Rico (RB)
	5.00%, 06/01/16 (c)	82,100
	University of Puerto Rico, Series P (RB)
90,000	5.00%, 06/01/16 (c)	54,959
445,000	5.00%, 06/01/16 (c)	274,009
500,000	5.00%, 06/01/16 (c)	309,150
		53,222,244
Rhode Island: 0.2%
3,000,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB)
	8.38%, 01/01/21 (c)	3,478,980
220,000	Tobacco Settlement Financing Corp., Series A (RB)
	6.25%, 03/12/15 (c)	221,434
		3,700,414
South Carolina: 1.4%
75,000	South Carolina Jobs-Economic Development Authority (RB)
	5.00%, 08/01/23 (c)	87,393
	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
3,450,000	5.50%, 05/01/17 (c)	3,564,160
3,100,000	5.63%, 05/01/17 (c)	3,144,919
9,685,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB)
	5.25%, 11/01/16 (c)	9,156,296
600,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB)
	5.38%, 08/01/19 (c)	685,464
4,120,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Series A (RB)
	5.25%, 08/01/23 (c)	4,864,525
		21,502,757
South Dakota: 0.4%
	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
5,325,000	5.00%, 11/15/16 (c)	5,367,919
1,250,000	5.00%, 11/15/16 (c)	1,289,900
		6,657,819
Tennessee: 0.8%
110,000	County of Claiborne, Tennessee (GO)
	4.13%, 04/01/20 (c)	119,541
100,000	Johnson City Health & Educational Facilities Board (RB)
	5.38%, 07/01/20 (c)	114,294
1,000,000	Shelby County Health Educational & Housing Facilities Board (RB)
	5.63%, 09/01/16 (c)	1,028,690
	Shelby County, Tennessee Health, Educational and Housing Facility Board, The Village at Germantown (RB)
2,000,000	5.25%, 12/01/22 (c)	2,084,480
2,500,000	5.38%, 12/01/22 (c)	2,617,575
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,150,000	5.38%, 09/01/23 (c)	1,173,299
3,000,000	5.50%, 09/01/23 (c)	3,038,730
990,000	Sullivan County Health Educational & Housing Facilities Board (RB)
	5.00%, 09/01/16 (c)	1,060,617
395,000	Sullivan County, Tennessee Health, Educational & Housing Facilities Board, Series C (RB)
	5.25%, 09/01/16 (c)	419,561
		11,656,787
Texas: 7.5%
5,000	Beaumont Independent School District (GO) (AGO)
	5.00%, 02/15/17 (c)	5,317
2,500,000	Brazoria County, Texas Health Facilities Development Corp. (RB)
	5.25%, 07/01/22 (c)	2,574,050
	Central Texas Regional Mobility Authority (RB)
1,205,000	5.00%, 01/01/23 (c)	1,340,321
380,000	5.00%, 01/01/23 (c)	426,881
1,260,000	5.00%, 01/01/23 (c)	1,439,071
10,000	6.00%, 01/01/21 (c)	12,051
2,255,000	Central Texas Regional Mobility Authority, Senior Lien Revenue (RB)
	6.25%, 01/01/21 (c)	2,709,879
	Central Texas Turnpike System (RB)
420,000	4.00%, 08/15/22 (c)	439,459
1,000,000	5.00%, 08/15/24 (c)	1,136,280
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
7,885,000	4.75%, 07/01/24	8,675,708
3,900,000	5.00%, 07/01/24 (c)	4,267,185
580,000	Grand Parkway Transportation Corp. (RB)
	5.50%, 10/01/23 (c)	663,178
	Gregg County Health Facilities Development Corp., Series C (RB)
95,000	5.00%, 07/01/22 (c)	84,745
5,500,000	5.00%, 07/01/22 (c)	5,061,100
1,000,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB)
	4.88%, 10/01/22 (c)	1,057,860
1,000,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB)
	5.13%, 01/01/23 (c)	1,021,130
2,800,000	Houston, Texas Airport System Special Facilities Revenue, Continental Airlines, Inc. Terminal Improvement Projects (RB)
	6.50%, 07/15/21 (c)	3,298,680
340,000	IAH Public Facility Corp. (RB)
	6.13%, 03/12/15 (c)	170,235
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
2,765,000	5.00%, 11/01/22 (c)	3,124,008
985,000	5.25%, 11/01/20 (c)	1,087,381
2,900,000	Matagorda County, Texas Navigation District No. 1 (RB)
	4.00%, 06/03/23 (c)	2,999,644
1,500,000	New Hope Cultural Education Facilities Corp., Series A (RB)
	5.00%, 04/01/24 (c)	1,609,245
650,000	North Texas Tollway Authority (RB)
	5.00%, 01/01/24 (c)	756,470
2,930,000	North Texas Tollway Authority, Series F (RB)
	5.75%, 01/01/18 (c)	3,252,915
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB)
	6.50%, 03/12/15 (c)	2,004,120
2,060,000	Red River Authority of Texas, Celanese Project, Series B (RB)
	6.70%, 03/12/15 (c)	2,065,747
1,000,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB)
	7.25%, 12/01/21 (c)	983,880
2,715,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB)
	5.00%, 10/01/21	3,218,470
500,000	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC)
	5.00%, 07/15/15 (c)	507,545
10,000,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB)
	8.00%, 07/01/22 (c)	11,241,700
620,000	Tarrant County Cultural Education Facilities Finance Corp., Series C-1 (RB)
	7.50%, 03/12/15 (c)	617,743
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation - Edgemere Project, Series A (RB)
	6.00%, 11/15/16 (c)	1,581,930
1,050,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB)
	8.00%, 11/15/19 (c)	1,060,185
500,000	Texas Municipal Gas Acquisition & Supply Corp III (RB)
	5.00%, 12/15/22 (c)	573,720
	Texas Municipal Gas Acquisition & Supply Corp. I (RB)
95,000	5.25%, 12/15/24	113,939
40,000	5.25%, 12/15/25	48,084
195,000	5.25%, 12/15/26	234,624
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
1,500,000	5.00%, 12/15/22 (c)	1,693,020
50,000	5.00%, 12/15/22 (c)	56,249
75,000	5.00%, 12/15/22 (c)	84,152
2,550,000	5.00%, 12/15/22 (c)	2,887,620
1,990,000	5.00%, 12/15/22 (c)	2,304,639
1,555,000	5.00%, 12/15/22 (c)	1,778,391
1,000,000	5.00%, 12/15/22 (c)	1,139,890
40,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB)
	5.25%, 12/15/18	45,336
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
30,000	5.25%, 12/15/22	35,503
450,000	5.63%, 12/15/17	488,232
1,365,000	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
	5.00%, 12/15/22	1,623,299
12,500,000	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB)
	6.25%, 12/15/26	15,981,750
3,650,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
	7.00%, 06/30/20 (c)	4,430,260
	Town of Westlake TX (SA)
1,000,000	6.13%, 09/01/25 (c)	1,002,250
1,000,000	6.25%, 09/01/25 (c)	1,002,240
1,000,000	6.38%, 09/01/25 (c)	1,002,220
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
705,000	6.00%, 01/01/21 (c)	775,401
2,950,000	7.00%, 01/01/21 (c)	3,281,875
2,480,000	7.13%, 01/01/21 (c)	2,737,250
	Tyler Health Facilities Development Corp. (RB)
80,000	5.25%, 11/01/17 (c)	86,233
760,000	5.25%, 11/01/17 (c)	830,665
		114,730,955
Vermont: 0.8%
4,650,000	Burlington, Vermont Airport Revenue, Series A (RB)
	4.00%, 07/01/22 (c)	4,679,527
5,150,000	City of Burlington, Vermont Airport Revenue, Series A (RB)
	5.00%, 07/01/22	5,851,481
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB)
	5.40%, 05/01/22 (c)	1,145,342
		11,676,350
Virgin Islands: 1.1%
	Virgin Islands Public Finance Authority (RB)
440,000	5.00%, 10/01/20 (c)	493,434
7,550,000	5.00%, 10/01/22 (c)	8,415,003
1,260,000	5.25%, 10/01/20 (c)	1,429,470
1,200,000	Virgin Islands Public Finance Authority, Series A (RB)
	5.00%, 10/01/20	1,371,156
1,000,000	Virgin Islands Public Finance Authority, Series B (RB)
	5.00%, 10/01/19	1,128,000
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
	6.75%, 10/01/19 (c)	1,170,410
100,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
	5.00%, 10/01/19 (c)	111,949
	Virgin Islands Water and Power Authority, Series B (RB)
1,070,000	5.00%, 07/01/17 (c)	1,082,198
1,125,000	5.00%, 07/01/17 (c)	1,138,860
		16,340,480
Virginia: 3.0%
	Albermarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	643,136
1,500,000	5.00%, 01/01/23 (c)	1,567,665
	Bristol Industrial Development Authority (RB)
1,750,000	5.00%, 11/01/24 (c)	1,786,417
250,000	6.35%, 11/01/24 (c)	254,878
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB)
	4.13%, 01/01/22 (c)	670,287
2,750,000	City of Chesapeake, Virginia Chesapeake Expressway Toll Road Revenue (RB)
	5.00%, 07/15/22 (c)	3,025,880
1,000,000	County of Botetourt, Virginia Industrial Development Authority (RB)
	6.00%, 07/01/24 (c)	1,021,550
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
430,000	4.00%, 12/01/22	453,022
1,000,000	5.00%, 12/01/23 (c)	1,046,410
2,000,000	5.00%, 12/01/23 (c)	2,077,960
1,520,000	5.13%, 10/01/17 (c)	1,594,723
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,689,960
1,000,000	6.88%, 03/01/21 (c)	1,174,860
	Hanover County, Virginia Economic Development Authority, Series A (RB)
570,000	4.00%, 07/01/22	586,564
1,500,000	5.00%, 07/01/22 (c)	1,537,245
1,500,000	5.00%, 07/01/22 (c)	1,541,040
1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB)
	5.40%, 12/01/16 (c)	981,390
	Route 460 Funding Corp., Series A (RB)
5,000,000	5.00%, 07/01/23 (c)	5,454,550
4,650,000	5.13%, 07/01/23 (c)	5,135,553
8,250,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB)
	5.00%, 06/01/17 (c)	6,056,737
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
2,000,000	5.50%, 07/01/22 (c)	2,231,340
3,000,000	6.00%, 07/01/22 (c)	3,524,100
1,750,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
	5.00%, 01/01/22 (c)	1,890,840
		45,946,107
Washington: 1.3%
1,000,000	Greater Wenatchee Regional Events Center Public Facilities, Series A (RB)
	5.50%, 09/01/22 (c)	1,068,850
3,000,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB)
	5.00%, 04/01/23 (c)	3,128,370
1,000,000	Washington Health Care Facilities Authority (RB)
	4.75%, 12/01/16 (c)	1,031,530
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB)
	6.25%, 07/01/19 (c)	877,620
3,000,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB)
	6.75%, 10/01/22 (c)	3,254,910
	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
1,100,000	5.25%, 01/01/17	1,121,736
5,800,000	5.63%, 01/01/17 (c)	5,795,940
3,750,000	5.63%, 01/01/17 (c)	3,789,262
		20,068,218
West Virginia: 1.2%
3,150,000	County of Pleasants, West Virginia (RB)
	5.25%, 10/15/17 (c)	3,261,762
1,800,000	Ohio County, West Virginia Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB)
	5.63%, 03/01/16 (c)	1,839,456
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB)
	7.75%, 10/01/22 (c)	5,276,688
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB)
	9.13%, 10/01/21 (c)	2,366,960
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,000,000	6.50%, 10/01/18 (c)	2,086,780
1,500,000	6.50%, 10/01/18 (c)	1,609,455
2,005,000	6.75%, 10/01/18 (c)	2,106,453
		18,547,554
Wisconsin: 1.1%
4,240,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series B (RB)
	5.00%, 07/01/22	4,719,035
500,000	Public Finance Authority (RB)
	5.25%, 11/01/24 (c)	513,000
1,000,000	Public Finance Authority, Rose Villa Project, Series A (RB)
	5.00%, 11/15/24	1,041,550
4,630,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB)
	5.00%, 07/01/22 (c)	4,979,472
1,000,000	Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB)
	5.13%, 02/01/23 (c)	1,036,130
450,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB)
	5.25%, 08/15/16 (c)	472,631
1,750,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series B (RB)
	5.13%, 08/15/16 (c)	1,837,167
2,500,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB)
	8.25%, 06/01/21 (c)	2,951,300
		17,550,285
Total Municipal Bonds (Cost: $1,441,525,641)		1,509,365,933

Number of Shares
MONEY MARKET FUND: 0.8% (Cost: $11,721,111)
11,721,111	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	11,721,111
Total Investments: 99.5% (Cost: $1,453,246,752)		1,521,087,044
Other assets less liabilities: 0.5%		7,546,041
NET ASSETS: 100.0%		$1,528,633,085

ACA	Credit Agricole SA
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $3,087,500 which represents 0.2% of net assets.

Summary of Investments By Sector (unaudited)	% of Investments	Value
	0.2%	$3,006,710
Airport	4.2	64,562,525
Development	12.1	183,738,123
Education	3.1	46,839,141
Facilities	2.8	42,412,155
General	0.7	11,227,233
General Obligation	9.0	137,462,214
Higher Education	4.4	66,718,462
Housing	0.3	4,564,582
Medical	18.2	276,170,487
Multifamily Housing	0.1	1,055,190
Nursing Homes	9.1	138,793,836
Pollution	4.2	63,481,779
Power	1.1	17,265,256
School District	0.0	5,317
Single Family Housing	0.3	4,577,403
Student Loan	0.5	6,931,184
Tobacco Settlement	14.5	220,939,962
Transportation	8.4	128,493,000
Utilities	2.7	41,160,298
Water	3.3	49,961,076
Money Market Fund	0.8	11,721,111
	100.0%	$1,521,087,044

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,509,365,933	$—	$1,509,365,933
Money Market Fund	11,721,111	—	—	11,721,111
Total	$11,721,111	$1,509,365,933	$—	$1,521,087,044

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2015.

See Notes to Schedules of Investments

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.8%
Alabama: 0.3%
$100,000	Alabama Federal & Highway Finance Authority, Federal Highway Grant Anticipation (RB)
	5.00%, 09/01/22 (c)	$119,900
100,000	Alabama Federal Aid Highway Finance Authority (RB)
	5.00%, 09/01/21	120,722
	Alabama Public School & College Authority (RB)
100,000	5.00%, 01/01/21	121,039
500,000	5.00%, 07/01/24 (c)	619,825
350,000	Alabama Public School & College Authority, Capital Improvement, Economic Development and Training Refunding (RB)
	5.00%, 03/01/21	424,949
35,000	Birmingham Airport Authority (RB) (AGM)
	5.25%, 07/01/20 (c)	40,356
95,000	Birmingham Water Works Board (RB)
	5.00%, 01/01/21 (c)	113,257
50,000	City of Huntsville AL (GO)
	5.00%, 09/01/21 (c)	60,327
900,000	State of Alabama (GO)
	5.00%, 08/01/23	1,140,426
		2,760,801
Alaska: 0.0%
300,000	City of Valdez, Alaska BP Pipelines, Inc. Project, Series B (RB)
	5.00%, 01/01/21	349,914
Arizona: 2.6%
1,990,000	Apache County Industrial Development Authority (RB)
	4.50%, 03/01/22 (c)	2,153,896
320,000	Arizona Board of Regents (CP)
	5.00%, 06/01/22 (c)	369,757
	Arizona Department of Transportation State Highway Fund Revenue (RB)
1,000,000	4.00%, 07/01/22 (c)	1,112,290
1,275,000	5.00%, 07/01/22 (c)	1,520,680
610,000	Arizona Sports & Tourism Authority (RB)
	5.00%, 07/01/22 (c)	682,749
215,000	Arizona Sports & Tourism Authority, Series A (RB)
	5.00%, 07/01/22 (c)	238,543
500,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM)
	5.00%, 04/01/20 (c)	583,840
500,000	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB)
	5.00%, 07/01/20 (c)	602,400
	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB)
500,000	5.00%, 07/01/21	607,560
680,000	5.00%, 07/01/21 (c)	824,425
1,200,000	5.00%, 07/01/21 (c)	1,452,420
2,000,000	5.00%, 07/01/22 (c)	2,414,260
	City of Mesa, Arizona (RB)
1,165,000	3.25%, 07/01/24 (c)	1,185,819
740,000	3.25%, 07/01/24 (c)	758,722
625,000	4.00%, 07/01/24 (c)	716,694
	City of Phoenix Civic Improvement Corp (RB)
490,000	4.00%, 07/01/24 (c)	549,525
950,000	5.00%, 07/01/21 (c)	1,155,010
290,000	5.00%, 07/01/24 (c)	361,453
	City of Phoenix, Arizona (GO)
260,000	4.00%, 07/01/22	305,412
1,000,000	4.00%, 07/01/24 (c)	1,176,360
1,045,000	City of Phoenix, Arizona, Various Purpose, Series A (GO)
	4.00%, 07/01/22 (c)	1,171,403
5,000	Regional Transportation Authority of Pima County, Arizona (RB)
	5.00%, 06/01/21 (c)	5,985
	Salt River Project Agricultural Improvement & Power District (RB)
300,000	5.00%, 12/01/21 (c)	371,601
600,000	5.00%, 12/01/21 (c)	739,236
275,000	5.00%, 06/01/22 (c)	329,082
	Salt River Project Agricultural Improvement & Power District, Series A (RB)
1,000,000	5.00%, 12/01/21 (c)	1,227,680
1,000,000	5.00%, 12/01/21 (c)	1,212,500
		23,829,302
Arkansas: 0.6%
220,000	City of Rogers, Arkansas (RB)
	4.00%, 11/01/21 (c)	238,654
	State of Arkansas, Federal Highway Grant Anticipation (GO)
2,685,000	4.00%, 10/01/23 (c)	3,112,237
1,100,000	5.00%, 04/01/21	1,345,212
300,000	State of Arkansas, Four-Lane Highway Construction and Improvement (GO)
	5.00%, 06/15/21	368,403
		5,064,506
California: 14.8%
25,000	Alameda County Joint Powers Authority (RB)
	5.25%, 12/01/23 (c)	31,222
1,880,000	Alameda County, California Joint Powers Authority, Series A (RB)
	5.25%, 12/01/23 (c)	2,370,266
50,000	Bay Area Toll Authority (RB)
	5.00%, 04/01/22 (c)	61,302
	California Health Facilities Financing Authority (RB)
25,000	5.00%, 07/01/23 (c)	30,778
1,000,000	5.00%, 10/01/24 (c)	1,217,140
105,000	5.25%, 03/01/21 (c)	127,848
1,175,000	California Health Facilities Financing Authority, Series A (RB)
	5.00%, 03/01/23 (c)	1,431,737
1,000,000	California Infrastructure & Economic Development Bank, Broad Museum Project, Series A (RB)
	5.00%, 06/01/21	1,232,140
	California State Department of Veterans Affairs, Series A (RB)
595,000	3.50%, 06/01/21 (c)	637,882
100,000	3.88%, 06/01/21 (c)	108,117
1,500,000	California State Department of Water Resources, Series N (RB)
	5.00%, 05/01/21	1,849,890
	California State Public Works Board (RB)
90,000	4.00%, 06/01/22 (c)	98,352
150,000	4.00%, 11/01/23 (c)	170,213
60,000	5.00%, 06/01/21	72,908
165,000	5.00%, 12/01/21 (c)	194,126
1,250,000	5.00%, 11/01/22 (c)	1,467,712
50,000	5.00%, 11/01/22 (c)	61,635
150,000	5.00%, 03/01/23	186,944
1,500,000	5.00%, 06/01/23 (c)	1,796,415
1,635,000	5.00%, 09/01/23 (c)	1,976,748
225,000	5.00%, 09/01/24 (c)	281,770
1,000,000	5.00%, 10/01/24 (c)	1,232,620
20,000	5.13%, 03/01/20 (c)	23,537
50,000	5.25%, 12/01/21 (c)	61,391
675,000	5.25%, 10/01/24 (c)	851,897
1,750,000	California State Public Works Board, Various Capital Projects, Series I (RB)
	5.00%, 11/01/23	2,205,875
350,000	California State Public Works Board, Various Judicial Council Projects, Series A (RB)
	5.00%, 03/01/23 (c)	422,135
	California State Public Works Board, Various University of California Projects, Series G (RB)
505,000	5.00%, 12/01/21 (c)	628,887
1,370,000	5.00%, 12/01/21 (c)	1,706,088
1,195,000	California State University, Systemwide, Series A (RB)
	4.00%, 11/01/22 (c)	1,320,415
	California State Various Purpose (GO)
515,000	3.50%, 02/01/22 (c)	556,777
1,000,000	4.00%, 09/01/21	1,165,500
250,000	4.00%, 10/01/21	291,700
1,090,000	5.00%, 04/01/18 (c)	1,225,672
4,315,000	5.00%, 04/01/18 (c)	4,806,220
965,000	5.00%, 09/01/18 (c)	1,094,783
1,250,000	5.00%, 09/01/18 (c)	1,425,687
580,000	5.00%, 03/01/20 (c)	680,595
1,015,000	5.00%, 02/01/21	1,233,418
1,840,000	5.00%, 09/01/21	2,259,870
850,000	5.00%, 10/01/21	1,045,695
500,000	5.00%, 10/01/21	615,115
200,000	5.00%, 11/01/21	246,306
100,000	5.00%, 02/01/22 (c)	121,373
500,000	5.00%, 04/01/22 (c)	610,000
1,000,000	5.00%, 09/01/22 (c)	1,228,820
855,000	5.00%, 10/01/22	1,065,817
925,000	5.00%, 10/01/22	1,153,077
770,000	5.00%, 12/01/22	962,461
755,000	5.00%, 09/01/23 (c)	931,987
1,400,000	5.00%, 09/01/23 (c)	1,701,126
1,475,000	5.00%, 09/01/23	1,860,506
2,350,000	5.00%, 09/01/23 (c)	2,921,802
500,000	5.25%, 03/01/20 (c)	592,560
830,000	5.25%, 09/01/22	1,048,008
600,000	California State, Department of Water Resources Power Supply, Series L (RB)
	5.00%, 05/01/20 (c)	717,168
500,000	California Statewide Communities Development Authority (RB)
	5.00%, 07/01/24 (c)	592,235
500,000	Chabot-Las Positas Community College District (GO)
	5.00%, 08/01/23 (c)	599,330
250,000	City & County of San Francisco, California, Series A (GO)
	4.00%, 06/15/22 (c)	282,248
550,000	City & County of San Francisco, California, Series R1 (GO)
	5.00%, 12/15/21 (c)	674,294
1,750,000	City of Los Angeles, California, Series B (GO)
	5.00%, 09/01/21	2,154,285
500,000	City of Torrance, California, Memorial Medical Center, Series A (RB)
	4.75%, 09/01/20 (c)	557,645
470,000	Contra Costa Community College District (GO)
	4.00%, 08/01/22 (c)	505,574
60,000	County of San Diego, California (CP)
	5.00%, 10/15/24 (c)	73,539
255,000	County of Santa Clara, California, Series B (GO)
	3.00%, 08/01/22 (c)	255,339
	East Bay Municipal Utility District Water System Revenue (RB)
70,000	5.00%, 06/01/20 (c)	82,846
1,000,000	5.00%, 06/01/24 (c)	1,234,870
900,000	5.00%, 06/01/27	1,188,990
1,750,000	5.00%, 06/01/29	2,349,217
675,000	Fontana Unified School District (GO)
	3.00%, 08/01/22 (c)	689,573
	Golden State Tobacco Securitization Corp. (RB)
525,000	5.00%, 06/01/23 (c)	615,751
250,000	5.00%, 06/01/23 (c)	294,033
535,000	Huntington Beach Union High School District (GO)
	5.00%, 08/01/23 (c)	674,533
	Los Angeles Community College District (GO)
1,000,000	4.00%, 08/01/24 (c)	1,129,650
100,000	5.00%, 08/01/24 (c)	122,809
750,000	5.00%, 08/01/24 (c)	924,667
500,000	5.00%, 08/01/24 (c)	631,560
	Los Angeles Department of Water & Power, Series A (RB)
1,000,000	5.00%, 07/01/21 (c)	1,221,960
500,000	5.00%, 01/01/23 (c)	604,735
	Los Angeles Department of Water & Power, Series B (RB)
400,000	5.00%, 07/01/23 (c)	488,632
1,160,000	5.00%, 01/01/24 (c)	1,417,230
250,000	Los Angeles International Airport, Department of Airports, Series A (RB)
	5.00%, 05/15/20 (c)	297,475
525,000	Los Angeles Unified School District/CA (GO)
	5.00%, 07/01/24 (c)	657,919
20,000	Los Angeles, California Department of Airports (RB)
	5.00%, 05/15/20 (c)	23,731
	Los Angeles, California Unified School District, Series A (GO)
880,000	2.00%, 07/01/22	919,556
320,000	5.00%, 10/01/21	391,619
	Los Angeles, California Unified School District, Series C (GO)
1,320,000	5.00%, 07/01/24	1,685,363
550,000	5.00%, 07/01/24 (c)	683,925
500,000	5.00%, 07/01/24 (c)	610,305
2,400,000	5.00%, 07/01/24 (c)	2,963,640
1,100,000	5.00%, 07/01/24 (c)	1,350,998
25,000	Los Angeles, California Wastewater System Revenue (RB)
	5.00%, 06/01/23	31,712
50,000	Metropolitan Water District of Southern California (RB)
	5.00%, 07/01/22 (c)	59,975
500,000	Orange County, California Sanitation District, Wastewater Refunding, Series A (RB)
	5.00%, 02/01/22	625,535
1,260,000	Rancho Cucamonga Redevelopment Agency Successor Agency (AGM) (TA)
	5.00%, 09/01/22	1,564,454
125,000	Rancho Santiago Community College District (GO)
	5.00%, 09/01/23 (c)	156,088
15,000	Riverside County Transportation Commission (RB)
	5.25%, 06/01/23 (c)	18,826
	Sacramento County Sanitation Districts Financing Authority (RB)
20,000	5.00%, 12/01/21 (c)	24,264
100,000	5.00%, 06/01/24 (c)	125,306
250,000	5.00%, 06/01/24 (c)	306,590
500,000	San Bernardino City Unified School District (GO) (AGM)
	5.00%, 08/01/23 (c)	593,000
750,000	San Bernardino, California Community College District, Series A (GO)
	5.00%, 08/01/23	946,282
	San Diego Community College District (GO)
250,000	5.00%, 08/01/21 (c)	301,015
240,000	5.00%, 08/01/22 (c)	292,474
	San Diego, California Water Authority, Series A (RB)
500,000	4.50%, 05/01/21 (c)	575,525
450,000	4.50%, 05/01/21 (c)	520,839
500,000	5.00%, 05/01/21 (c)	603,225
310,000	5.00%, 11/01/22 (c)	375,643
430,000	San Dieguito Union High School District (GO)
	4.00%, 08/01/23 (c)	473,538
455,000	San Francisco Bay Area Rapid Transit District (RB)
	5.00%, 07/01/22 (c)	545,427
345,000	San Francisco, California Bay Area Toll Authority, Series F (RB)
	5.00%, 04/01/22 (c)	418,054
1,215,000	San Francisco, California City & County Unified School District, Series B (GO)
	4.00%, 06/15/22 (c)	1,342,879
	San Francisco, California Public Utilities Commission Water Revenue, Sub-Series A (RB)
1,250,000	5.00%, 11/01/21 (c)	1,518,775
1,000,000	5.00%, 11/01/21 (c)	1,226,480
1,000,000	San Joaquin County, California Transportation Authority, Series A (RB)
	5.00%, 03/01/21 (c)	1,182,090
600,000	San Jose, California Financing Authority Lease, Series A (RB)
	5.00%, 06/01/23 (c)	724,104
385,000	Santa Clara County Financing Authority, Series A (RB)
	4.00%, 02/01/22 (c)	439,054
415,000	Southern California Public Power Authority (RB)
	5.00%, 07/01/20 (c)	495,896
1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB)
	5.25%, 01/01/20 (c)	1,178,870
500,000	Southern California Public Power Authority, Windy Point Project (RB)
	5.00%, 07/01/20 (c)	590,290
	State of California (GO)
300,000	3.00%, 02/01/22 (c)	326,433
700,000	3.00%, 12/01/22	772,345
500,000	3.25%, 04/01/23 (c)	528,645
1,085,000	3.50%, 09/01/22 (c)	1,140,292
855,000	4.00%, 09/01/22 (c)	974,632
500,000	4.00%, 05/01/23	589,345
190,000	5.00%, 09/01/18 (c)	214,195
700,000	5.00%, 09/01/18 (c)	789,929
265,000	5.00%, 12/01/21	326,885
355,000	5.00%, 02/01/22 (c)	439,039
140,000	5.00%, 02/01/22 (c)	169,103
500,000	5.00%, 02/01/22	616,865
250,000	5.00%, 09/01/22 (c)	310,610
765,000	5.00%, 10/01/22	953,626
695,000	5.00%, 09/01/23 (c)	848,734
1,500,000	5.00%, 10/01/23	1,895,565
250,000	5.00%, 11/01/23 (c)	306,050
1,000,000	5.00%, 12/01/23 (c)	1,239,740
2,350,000	5.00%, 12/01/23 (c)	2,839,481
905,000	5.00%, 12/01/23 (c)	1,131,096
1,325,000	5.00%, 12/01/23 (c)	1,616,314
1,000,000	5.00%, 12/01/23 (c)	1,225,250
200,000	5.00%, 12/01/23 (c)	247,220
1,780,000	5.00%, 05/01/24	2,252,519
2,750,000	5.00%, 10/01/24 (c)	3,395,067
135,000	5.25%, 03/01/20 (c)	159,409
50,000	5.25%, 09/01/21 (c)	61,627
1,000,000	State of California Department of Water Resources (RB)
	5.00%, 12/01/24 (c)	1,257,220
310,000	State of California, Various Purpose (GO)
	3.38%, 09/01/22 (c)	325,113
	University of California (RB)
425,000	5.00%, 05/15/23 (c)	514,620
645,000	5.00%, 05/15/24 (c)	794,008
455,000	University of California, Series AF (RB)
	5.00%, 05/15/23 (c)	568,518
2,500,000	University of California, Series AK (RB)
	5.00%, 05/15/23 (p)	3,147,875
1,900,000	University of California, Series G (RB)
	5.00%, 05/15/22 (c)	2,332,003
		135,935,692
Colorado: 0.6%
25,000	Adams 12 Five Star Schools (GO) (SAW)
	4.00%, 12/15/22	29,538
375,000	Board of Governors of Colorado State University System (RB)
	5.00%, 03/01/29	472,916
1,500,000	Colorado Higher Education (CP)
	5.00%, 11/01/23	1,889,370
490,000	Denver, Colorado Airport System Revenue, Series B (RB)
	5.00%, 11/15/22 (c)	584,511
25,000	Denver, Colorado City & County School District No. 1, Series A (GO) (SAW)
	4.00%, 12/01/21 (c)	27,904
40,000	Denver, Colorado City & County School District No. 1, Series B (GO) (SAW)
	5.00%, 12/01/22 (c)	49,008
	Denver, Colorado City & County School District No. 1, Series C (GO) (SAW)
900,000	5.00%, 12/01/21	1,107,540
375,000	5.00%, 12/01/23	474,251
165,000	Joint School District No. 28J in Adams and Arapahoe Counties, Colorado (GO) (SAW)
	5.00%, 12/01/22 (c)	205,143
50,000	Regional Transportation District (RB)
	5.00%, 11/01/27	64,707
500,000	University of Colorado Enterprise System, Series A (RB)
	4.00%, 06/01/22	587,155
		5,492,043
Connecticut: 2.8%
1,245,000	Connecticut State Health & Educational Facility Authority (RB)
	5.00%, 07/01/24 (c)	1,487,190
1,000,000	Connecticut State Health & Educational Facility Authority, Series A (RB)
	5.00%, 07/01/21 (c)	1,174,980
1,150,000	Connecticut State, Series A (GO)
	5.00%, 10/15/23 (c)	1,409,716
	Connecticut State, Series B (GO)
500,000	5.00%, 04/15/21	606,810
5,000	5.00%, 05/15/21 (c)	6,038
405,000	5.00%, 04/15/22 (c)	492,107
2,500,000	5.00%, 03/01/23 (c)	3,035,875
960,000	Connecticut State, Series D (GO)
	5.00%, 11/01/21 (c)	1,160,957
	Connecticut State, Series E (GO)
1,000,000	5.00%, 09/15/22 (c)	1,218,770
225,000	5.00%, 08/15/23 (c)	277,893
480,000	Connecticut State, Series G (GO)
	5.00%, 10/15/22 (c)	589,546
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
440,000	5.00%, 01/01/23 (c)	535,383
1,000,000	5.00%, 10/01/23 (c)	1,208,230
	State of Connecticut (GO)
500,000	4.00%, 09/01/24 (c)	565,780
650,000	5.00%, 07/15/23 (c)	795,203
1,750,000	5.00%, 08/15/23 (c)	2,180,027
55,000	5.00%, 10/15/23 (c)	68,160
1,360,000	5.00%, 12/15/23	1,706,188
125,000	5.00%, 03/01/24 (c)	150,568
1,520,000	5.00%, 11/15/24 (c)	1,886,594
1,000,000	5.00%, 06/15/25	1,272,010
440,000	State of Connecticut Special Tax Revenue (RB)
	5.00%, 10/01/23 (c)	529,707
65,000	University of Connecticut (RB)
	5.00%, 02/15/21 (c)	76,308
	University of Connecticut, Series A (RB)
1,900,000	5.00%, 02/15/21 (c)	2,273,578
500,000	5.00%, 02/15/23 (c)	614,100
		25,321,718
Delaware: 0.3%
	State of Delaware (GO)
325,000	5.00%, 07/01/20 (c)	387,790
100,000	5.00%, 03/01/22	124,855
500,000	5.00%, 08/01/23 (c)	634,025
1,000,000	5.00%, 07/01/24 (c)	1,263,940
		2,410,610
District of Columbia: 0.7%
	District of Columbia (RB)
660,000	5.00%, 06/01/20 (c)	768,227
25,000	5.00%, 06/01/20 (c)	29,504
850,000	District of Columbia, Income Tax Secured Revenue, Series A (RB)
	5.00%, 06/01/20 (c)	1,005,516
395,000	District of Columbia, Income Tax Secured Revenue, Series C (RB)
	5.00%, 12/01/22 (c)	479,791
1,250,000	District of Columbia, Income Tax Secured Revenue, Series G (RB)
	5.00%, 12/01/21 (c)	1,495,137
600,000	District of Columbia, National Public Radio, Series A (RB)
	5.00%, 04/01/20 (c)	688,422
250,000	District of Columbia, Provident Group-Howard Properties, LLC Issue (RB)
	5.00%, 10/01/22 (c)	271,838
1,000,000	District of Columbia, Series A (GO)
	5.00%, 06/01/23 (c)	1,217,000
90,000	Metropolitan Washington Airports Authority (RB)
	5.00%, 10/01/20 (c)	106,276
		6,061,711
Florida: 4.5%
1,000,000	Citizens Property Insurance Corp., Series A (RB)
	5.00%, 06/01/21	1,201,730
50,000	City of Jacksonville FL (RB)
	5.00%, 10/01/22 (c)	60,601
955,000	City of Jacksonville, Florida, Better Jacksonville Sales Tax, Series A (RB)
	5.00%, 10/01/25	1,217,176
1,225,000	City of Jacksonville, Florida, Series A (RB)
	5.00%, 10/01/22 (c)	1,444,691
	City of Orlando, Florida, Series A (RB)
750,000	5.25%, 05/01/24 (c)	916,455
2,420,000	5.25%, 05/01/24 (c)	2,968,275
65,000	County of Miami-Dade, Florida (RB)
	5.00%, 10/01/22 (c)	76,856
25,000	County of Miami-Dade, Florida Aviation Revenue (RB)
	5.50%, 10/01/20 (c)	29,969
25,000	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB)
	3.38%, 07/01/22 (c)	25,854
1,440,000	County of Miami-Dade, Florida, Series A (RB)
	5.00%, 10/01/22	1,748,722
	County of Orange, Florida Sales Tax Revenue (RB)
265,000	5.00%, 01/01/21	320,920
75,000	5.00%, 01/01/22	92,386
500,000	County of Palm Beach, Florida (RB)
	5.00%, 06/01/22 (c)	615,885
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO)
	4.75%, 06/01/20 (c)	586,915
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
1,170,000	3.00%, 06/01/21 (c)	1,254,287
1,000,000	4.00%, 06/01/21 (c)	1,103,850
570,000	4.00%, 06/01/22 (c)	648,136
1,500,000	5.00%, 06/01/19 (c)	1,752,630
500,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO)
	5.00%, 06/01/21 (c)	609,595
750,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO)
	5.00%, 06/01/21 (c)	908,325
1,000,000	Florida State Department of Environmental Protection, Series A (RB)
	5.00%, 07/01/21	1,217,850
1,000,000	Florida State Department of Environmental Protection, Series B (RB)
	5.00%, 07/01/21	1,217,850
	Florida State Department of Transportation, Full Faith & Credit Right-of-Way, Series A (GO)
1,000,000	5.00%, 07/01/21 (c)	1,217,170
1,300,000	5.00%, 07/01/21 (c)	1,591,239
375,000	Florida State, Board of Education, Series A (GO)
	4.00%, 06/01/21	435,788
100,000	Florida State, Right-of-Way Acquisition & Bridge Construction, Series B (GO)
	5.00%, 07/01/21 (c)	121,376
30,000	Florida’s Turnpike Enterprise (RB)
	3.00%, 07/01/22 (c)	30,398
700,000	Jacksonville, Florida Transportation Refunding, Series A (RB)
	5.00%, 10/01/22 (c)	843,997
350,000	Jacksonville, Florida Transportation Refunding, Series B (RB)
	5.00%, 10/01/22	435,442
1,500,000	Jacksonville, Florida, Series B (RB)
	5.00%, 10/01/21	1,833,585
250,000	Jacksonville, Florida, Series B-1 (RB)
	5.00%, 10/01/21	303,303
800,000	Lee County, Florida School Board, Series B (CP)
	5.00%, 08/01/21	969,272
350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB)
	4.00%, 11/15/22 (c)	373,363
510,000	Miami-Dade County, Florida Aviation, Series A (RB)
	4.88%, 10/01/20 (c)	593,997
500,000	Miami-Dade County, Florida Expressway Authority (RB)
	5.00%, 07/01/21	602,805
	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP)
305,000	4.00%, 08/01/22 (c)	332,810
50,000	4.00%, 08/01/22 (c)	54,773
	Miami-Dade County, Florida Seaport General Obligation, Series C (GO)
1,000,000	5.00%, 10/01/21 (c)	1,218,140
500,000	5.00%, 10/01/21 (c)	609,425
	Miami-Dade County, Florida Subordinate Special Obligation, Series A (RB)
500,000	5.00%, 10/01/22 (c)	586,615
1,565,000	5.00%, 10/01/22 (c)	1,878,344
500,000	Miami-Dade County, Florida Water and Sewer System (RB) (AGO)
	5.00%, 10/01/20 (c)	594,285
200,000	Orange County Health Facilities Authority (RB)
	5.13%, 10/01/19 (c)	231,132
970,000	Orlando Utilities Commission (RB)
	5.00%, 10/01/24	1,239,088
100,000	Orlando-Orange County Expressway Authority (RB)
	5.00%, 07/01/22	122,332
500,000	St. Johns River Power Park (RB)
	3.00%, 10/01/19 (c)	520,995
	State of Florida (GO)
650,000	3.00%, 06/01/24 (c)	665,964
610,000	3.00%, 06/01/24 (c)	613,941
215,000	4.00%, 06/01/21 (c)	235,070
50,000	5.00%, 06/01/20 (c)	60,501
500,000	5.00%, 06/01/21 (c)	596,555
475,000	5.00%, 07/01/21 (c)	573,629
800,000	Tampa, Florida Board of Education, Public Education Capital Outlay Refunding, Series B (GO)
	4.00%, 06/01/21 (c)	903,224
1,020,000	Tampa-Hillsborough County Expressway Authority (RB)
	5.00%, 07/01/22 (c)	1,202,019
50,000	Tohopekaliga Water Authority (RB)
	5.75%, 10/01/21 (c)	63,272
		41,672,807
Georgia: 1.5%
300,000	Fulton County, Georgia Water and Sewerage Revenue (RB)
	5.00%, 01/01/21	362,547
275,000	Georgia Housing & Finance Authority (RB)
	3.00%, 06/01/24 (c)	268,221
	Georgia State, Series C (GO)
335,000	5.00%, 07/01/21 (c)	408,670
1,750,000	5.00%, 07/01/21 (c)	2,148,072
500,000	5.00%, 10/01/21	619,065
500,000	Georgia State, Series J (GO)
	4.50%, 11/01/21 (c)	601,515
	Gwinnett County, Georgia School District (GO)
655,000	5.00%, 02/01/24	838,924
500,000	5.00%, 02/01/25 (c)	644,130
305,000	Metropolitan Atlanta Rapid Transit Authority, Series A (RB)
	3.00%, 07/01/22 (c)	320,314
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB)
	5.00%, 11/01/22	616,755
	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB)
1,000,000	5.00%, 01/01/23 (c)	1,209,470
1,895,000	5.00%, 01/01/23	2,340,098
	State of Georgia (GO)
65,000	3.00%, 07/01/22 (c)	66,741
1,000,000	3.00%, 02/01/24 (c)	1,031,890
40,000	4.00%, 11/01/21 (c)	44,780
145,000	5.00%, 07/01/21	178,686
1,950,000	5.00%, 07/01/22 (c)	2,411,409
		14,111,287
Guam: 0.1%
1,000,000	Guam Power Authority (RB) (AGM)
	5.00%, 10/01/21	1,206,190
Hawaii: 2.0%
65,000	City & County of Honolulu, Hawaii (GO)
	5.00%, 12/01/20 (c)	78,774
575,000	City & County of Honolulu, Hawaii, Series A (GO)
	5.00%, 11/01/22 (c)	701,356
	City & County of Honolulu, Hawaii, Series B (GO)
650,000	5.00%, 12/01/20 (c)	790,595
500,000	5.00%, 12/01/20 (c)	608,780
40,000	5.00%, 11/01/22 (c)	49,799
	Hawaii State, Series DZ (GO)
800,000	5.00%, 12/01/21 (c)	976,920
1,000,000	5.00%, 12/01/21 (c)	1,224,770
800,000	5.00%, 12/01/21 (c)	985,648
	Hawaii State, Series EA (GO)
330,000	5.00%, 12/01/21 (c)	407,791
350,000	5.00%, 12/01/21	431,736
600,000	5.00%, 12/01/21 (c)	737,046
	State of Hawaii (GO)
2,260,000	5.00%, 12/01/21 (c)	2,719,232
1,425,000	5.00%, 12/01/21 (c)	1,709,501
1,095,000	5.00%, 12/01/21 (c)	1,321,413
100,000	5.00%, 11/01/22 (c)	121,975
930,000	5.00%, 08/01/24 (c)	1,145,695
3,345,000	5.00%, 08/01/24 (c)	4,225,136
50,000	State of Hawaii Airports System Revenue (RB)
	5.25%, 07/01/20 (c)	59,935
		18,296,102
Illinois: 3.8%
	Chicago Midway International Airport (RB)
70,000	5.00%, 01/01/23 (c)	83,315
1,000,000	5.00%, 01/01/24 (c)	1,188,850
500,000	Chicago O’Hare International Airport (RB)
	5.00%, 01/01/23 (c)	601,100
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO)
	5.25%, 01/01/20 (c)	588,660
2,500,000	Chicago O’Hare International Airport, Senior Lien, Series B (RB)
	5.25%, 01/01/23 (c)	2,990,500
200,000	Chicago Transit Authority (RB)
	5.25%, 12/01/21 (c)	237,202
	Chicago, Illinois, Series A (GO) (AGM)
500,000	5.00%, 01/01/20 (c)	545,550
500,000	5.00%, 01/01/20 (c)	550,830
1,000,000	5.00%, 01/01/20 (c)	1,094,450
475,000	5.00%, 01/01/20 (c)	518,272
450,000	5.00%, 01/01/20 (c)	486,725
660,000	5.25%, 01/01/24 (c)	738,606
925,000	Chicago, Illinois, Series C (GO)
	5.00%, 01/01/22 (c)	1,017,805
690,000	City of Chicago, Illinois Wastewater Transmission Revenue (RB)
	5.00%, 01/01/24 (c)	834,334
	City of Chicago, Illinois Waterworks Revenue (RB)
225,000	5.00%, 11/01/22 (c)	259,567
70,000	5.00%, 11/01/22 (c)	83,550
535,000	City of Chicago, Illinois, Series A (GO)
	5.00%, 01/01/24 (c)	592,491
	County of Cook County, Illinois, Series A (GO)
750,000	5.00%, 11/15/21	884,692
1,310,000	5.25%, 11/15/21 (c)	1,563,996
595,000	5.25%, 11/15/21 (c)	697,257
	County of Cook, Illinois, Series C (GO)
900,000	5.00%, 11/15/20	1,053,099
200,000	5.00%, 11/15/22 (c)	235,766
75,000	Illinois Finance Authority (RB)
	5.00%, 06/01/23 (c)	92,368
	Illinois Finance Authority, Trinity Health Credit Group (RB)
1,035,000	5.00%, 12/01/21 (c)	1,237,974
1,105,000	5.00%, 12/01/21 (c)	1,324,829
	Illinois Railsplitter Tobacco Settlement Authority (RB)
1,300,000	5.38%, 06/01/21	1,561,131
450,000	5.50%, 06/01/21 (c)	539,280
	Illinois State (RB)
1,695,000	4.00%, 06/15/21 (c)	1,834,346
500,000	4.00%, 08/01/22 (c)	513,690
500,000	5.00%, 01/01/20 (c)	564,790
985,000	5.00%, 08/01/23	1,138,099
690,000	5.25%, 07/01/23 (c)	783,730
700,000	5.25%, 07/01/23 (c)	792,897
	Illinois State Toll Highway Authority (RB)
400,000	5.00%, 01/01/23 (c)	473,232
130,000	5.25%, 01/01/20 (c)	152,849
1,000,000	Illinois State, Series A (GO)
	4.00%, 01/01/22 (c)	1,043,530
200,000	Metropolitan Water Reclamation District of Greater Chicago (GO)
	5.00%, 12/01/21 (c)	232,824
	State of Illinois (RB)
25,000	4.25%, 06/15/21 (c)	27,251
2,140,000	5.00%, 07/01/21	2,459,031
25,000	5.00%, 03/01/22 (c)	28,200
960,000	5.00%, 04/01/24 (c)	1,071,158
250,000	5.00%, 05/01/24 (c)	284,885
390,000	5.50%, 07/01/23 (c)	453,161
370,000	5.50%, 07/01/23 (c)	432,885
1,155,000	University of Illinois (RB)
	4.00%, 04/01/23 (c)	1,239,731
		35,128,488
Indiana: 0.5%
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB)
	2.63%, 08/01/22 (c)	504,245
830,000	Indiana Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A (RB)
	5.00%, 05/01/22	989,659
1,000,000	Indiana Finance Authority, Series A (RB)
	5.00%, 02/01/22 (c)	1,208,610
1,000,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series B-1 (RB)
	5.00%, 01/15/20 (c)	1,179,880
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB)
	5.00%, 06/01/21 (c)	592,280
140,000	Zionsville Community Schools Building Corp. (RB)
	3.00%, 07/15/24 (c)	142,894
		4,617,568
Kansas: 0.7%
540,000	City of Wichita, Kansas (GO)
	3.00%, 06/01/23 (c)	554,024
260,000	Kansas Development Finance Authority, Department of Health and Environment, Series SRF-1 (RB)
	5.00%, 03/01/20 (c)	308,500
	State of Kansas Department of Transportation (RB)
25,000	5.00%, 09/01/21	30,705
1,500,000	5.00%, 09/01/24 (c)	1,866,675
700,000	5.00%, 09/01/24 (c)	885,640
2,400,000	Wyandotte County, Kansas City Unified Government Utility System Revenue, Series A (RB)
	5.00%, 09/01/22 (c)	2,820,720
		6,466,264
Kentucky: 0.6%
350,000	Kentucky Asset Liability Commission (RB)
	5.00%, 09/01/24 (c)	432,828
250,000	Kentucky Asset Liability Commission Project, Series A (RB)
	5.00%, 09/01/24 (c)	305,545
	Kentucky State Property & Building Commission, Project No. 106, Series A (RB)
450,000	5.00%, 10/01/23 (c)	534,771
540,000	5.00%, 10/01/23 (c)	649,156
835,000	Kentucky State Property & Buildings Commission, Project No. 99, Series A (RB)
	5.00%, 11/01/20 (c)	994,677
600,000	Kentucky State Turnpike Authority, Economic Development Road, Revitalization Projects, Series A (RB)
	5.00%, 07/01/22 (c)	729,348
	Kentucky Turnpike Authority (RB)
470,000	5.00%, 07/01/23 (c)	572,930
125,000	5.00%, 07/01/23 (c)	153,238
300,000	Lexington Fayette Urban County Government Public Facilities Corp., Eastern State Hospital Project, Series A (RB)
	5.25%, 06/01/21 (c)	352,581
500,000	Louisville & Jefferson County, Kentucky Metropolitan Sewer District, Series A (RB)
	5.00%, 11/15/21(c)	598,865
		5,323,939
Louisiana: 1.2%
1,500,000	Louisiana Public Facilities Authority (RB)
	5.00%, 12/01/15 (c)	1,553,835
	Louisiana State, Series A (GO)
3,400,000	4.00%, 02/01/24 (c)	3,805,518
250,000	5.00%, 05/15/20 (c)	299,030
250,000	5.00%, 02/01/24 (c)	313,075
500,000	Louisiana State, Series B (RB)
	5.00%, 05/01/20 (c)	590,380
	State of Louisiana (GO)
60,000	5.00%, 05/15/20 (c)	71,801
75,000	5.00%, 07/15/22 (c)	92,894
750,000	5.00%, 02/01/24 (c)	922,537
500,000	5.00%, 12/01/24 (c)	628,610
	State of Louisiana Gasoline & Fuels Tax Revenue (RB)
105,000	5.00%, 05/01/21	128,146
50,000	5.00%, 05/01/22 (c)	60,590
2,000,000	5.00%, 05/01/24 (c)	2,464,060
		10,930,476
Maryland: 1.2%
	County of Baltimore MD (GO)
75,000	3.00%, 02/01/24 (c)	79,745
500,000	5.00%, 08/01/22	625,580
1,000,000	County of Montgomery, Maryland (GO)
	5.00%, 11/01/24 (c)	1,286,800
1,000,000	Howard County, Maryland, Consolidated Public Improvement, Series B (GO)
	5.00%, 08/15/21 (c)	1,228,120
500,000	Maryland State & Local Facilities Loan, Second Series B (GO)
	4.50%, 03/15/19 (c)	571,005
1,400,000	Maryland State Department of Transportation (RB)
	4.00%, 02/15/21	1,624,728
750,000	Maryland State, State & Local Facilities Loan First Loan, Series A (GO)
	5.00%, 03/01/22 (c)	928,410
	Maryland State, State & Local Facilities Loan First Loan, Series B (GO)
45,000	3.00%, 03/15/20 (c)	48,104
1,750,000	4.00%, 03/15/20 (c)	1,997,922
1,000,000	Montgomery & Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO)
	3.00%, 06/01/21 (c)	1,088,920
	Prince George’s County, Maryland, Series A (GO)
140,000	4.00%, 09/01/24 (c)	160,737
445,000	4.00%, 09/01/24 (c)	517,984
260,000	Prince George’s County, Maryland, Series B (GO)
	2.75%, 03/01/23 (c)	270,330
	State of Maryland (GO)
535,000	4.00%, 08/01/22 (c)	605,920
260,000	5.00%, 08/01/21	320,978
		11,355,283
Massachusetts: 2.7%
	City of Boston, Massachusetts, Series A (GO)
300,000	4.00%, 03/01/24 (c)	339,453
280,000	5.00%, 04/01/22	348,642
	Commonwealth of Massachusetts (GO)
500,000	3.00%, 11/01/22 (c)	508,650
60,000	5.00%, 10/01/21 (c)	73,685
1,350,000	5.00%, 11/01/22 (c)	1,686,271
500,000	5.00%, 06/15/24 (c)	632,865
1,325,000	5.00%, 08/01/25	1,711,118
685,000	Commonwealth of Massachusetts, Consolidated Loan, Series A (GO)
	5.00%, 04/01/21 (c)	834,974
1,730,000	Commonwealth of Massachusetts, Consolidated Loan, Series B (GO)
	5.00%, 06/01/20 (c)	2,056,295
	Commonwealth of Massachusetts, Consolidated Loan, Series C (GO)
855,000	3.00%, 07/01/22 (c)	869,227
515,000	4.00%, 07/01/22 (c)	570,980
2,750,000	5.00%, 07/01/22 (c)	3,357,722
425,000	Commonwealth of Massachusetts, Consolidated Loan, Series D (GO)
	5.00%, 10/01/21 (c)	519,516
1,000,000	Massachusetts Commonwealth, Series A (GO)
	5.00%, 04/01/21 (c)	1,194,090
1,300,000	Massachusetts Commonwealth, Series D (GO)
	4.25%, 10/01/21 (c)	1,471,080
1,150,000	Massachusetts Commonwealth, Series E (GO)
	4.00%, 12/01/19 (c)	1,297,614
150,000	Massachusetts Development Finance Agency (RB)
	5.00%, 07/01/21 (c)	175,169
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB)
	5.00%, 10/01/19 (c)	580,400
295,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB)
	5.15%, 01/01/20 (c)	316,346
1,275,000	Massachusetts Health & Educational Facilities Authority (RB)
	5.00%, 12/15/19 (c)	1,501,249
750,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
	5.00%, 08/15/22 (c)	905,400
600,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB)
	5.00%, 12/15/19 (c)	710,520
	Massachusetts State Transportation Fund, Series A (RB)
600,000	4.00%, 06/01/21 (c)	661,566
780,000	5.00%, 06/01/21	958,932
575,000	5.00%, 06/01/23	728,335
375,000	Massachusetts State, Federal Highway Grant, Series A (RB)
	5.00%, 06/15/22	467,359
10,000	Massachusetts Water Resources Authority (RB)
	5.00%, 08/01/21 (c)	12,102
100,000	The Massachusetts Clean Water Trust (RB)
	3.25%, 08/01/20 (c)	102,276
		24,591,836
Michigan: 0.9%
800,000	Detroit, Michigan Distributable State Aid (GO) (SAW)
	4.50%, 11/01/20 (c)	854,552
1,000,000	Detroit, Michigan School District, School Building and Site Improvement, Series A (GO) (Q-SBLF)
	5.00%, 05/01/22 (c)	1,120,280
80,000	Michigan Finance Authority (RB)
	5.00%, 12/01/20 (c)	94,289
750,000	Michigan Finance Authority, Clean Water Revolving Fund (RB)
	5.00%, 10/01/22	941,077
675,000	Michigan Finance Authority, Hospital Revenue & Refunding Bonds, Series A (RB)
	5.00%, 06/01/22 (c)	753,752
	Michigan Finance Authority, Revenue Unemployment Obligation Assessment, Series B (RB)
260,000	5.00%, 07/01/16 (c)	276,627
195,000	5.00%, 07/01/19 (c)	227,727
250,000	Michigan Finance Authority, School District of the City of Detroit (RB)
	5.50%, 06/01/21	289,853
	Michigan Finance Authority, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	854,985
405,000	5.00%, 07/01/24 (c)	463,458
770,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB)
	5.00%, 10/01/21	949,487
	Michigan State Building Authority (RB)
25,000	5.00%, 10/15/23 (c)	30,869
50,000	5.00%, 10/15/23	62,416
425,000	Michigan State Building Authority, Series I-A (RB)
	5.13%, 10/15/21 (c)	497,386
420,000	Royal Oak Hospital Finance Authority (RB)
	5.00%, 03/01/24 (c)	490,287
		7,907,045
Minnesota: 1.8%
1,000,000	City of Rochester MN (RB)
	4.50%, 11/15/21 (p)	1,190,580
430,000	Metropolitan Council, Series E (GO)
	5.00%, 09/01/21	529,945
750,000	Minnesota Agricultural & Economic Development Board, Series C-1 (RB) (AGO)
	5.50%, 02/15/20 (c)	885,660
1,185,000	Minnesota Public Facilities Authority, Series C (RB)
	3.25%, 03/01/20 (c)	1,276,932
	Minnesota State, General Fund Appropriation, Series B (RB)
2,000,000	5.00%, 03/01/22 (c)	2,405,660
1,400,000	5.00%, 03/01/22 (c)	1,718,248
1,000,000	Minnesota State, State Trunk Highway, Series B (GO)
	5.00%, 08/01/23 (c)	1,245,590
	State of Minnesota
175,000	3.00%, 08/01/21	193,694
585,000	3.00%, 03/01/22 (c)	589,458
570,000	3.00%, 08/01/24	625,780
1,050,000	3.00%, 08/01/24	1,122,534
385,000	3.00%, 08/01/24 (c)	395,915
25,000	3.50%, 10/01/23 (c)	27,220
225,000	4.00%, 08/01/24 (c)	265,433
1,000,000	4.00%, 08/01/24 (c)	1,170,240
500,000	5.00%, 08/01/20 (c)	595,410
1,800,000	5.00%, 08/01/21	2,222,154
		16,460,453
Mississippi: 0.2%
	Mississippi Development Bank (RB)
75,000	5.00%, 01/01/22 (c)	88,865
50,000	5.00%, 01/01/22 (c)	59,455
100,000	5.00%, 01/01/22 (c)	119,979
1,000,000	5.00%, 01/01/23 (c)	1,180,720
450,000	5.00%, 01/01/27	567,355
		2,016,374
Missouri: 1.7%
1,325,000	City of Kansas City, Missouri, Series A (GO)
	5.00%, 02/01/22 (c)	1,618,925
	Health & Educational Facilities Authority of the State of Missouri (RB)
960,000	5.00%, 06/01/24 (c)	1,140,038
500,000	5.00%, 06/01/24 (c)	613,180
1,000,000	5.00%, 06/01/24 (c)	1,181,220
505,000	Kansas City, Missouri Industrial Development Authority (RB)
	5.50%, 09/01/21 (c)	620,367
	Missouri Highway & Transportation Commission (RB)
1,000,000	5.00%, 05/01/22	1,245,520
1,000,000	5.00%, 05/01/24	1,281,100
500,000	5.00%, 05/01/24 (c)	630,310
500,000	5.00%, 05/01/26	656,215
290,000	Missouri Joint Municipal Electric Utility Commission (RB)
	5.00%, 01/01/24 (c)	344,259
	Missouri State Board of Public Buildings, Series A (RB)
1,000,000	1.00%, 10/01/19 (c)	812,090
1,200,000	2.50%, 10/01/20 (c)	1,219,680
10,000	3.00%, 10/01/20 (c)	10,418
2,555,000	4.00%, 10/01/20 (c)	2,901,713
250,000	Missouri State Environmental Improvement & Energy Resources Authority, Series A (RB)
	5.00%, 07/01/23	317,295
	University of Missouri (RB)
175,000	5.00%, 11/01/24 (c)	217,056
300,000	5.00%, 11/01/24 (c)	382,956
		15,192,342
Nebraska: 0.5%
25,000	Central Plains Energy Project (RB)
	5.00%, 09/01/22 (c)	28,749
250,000	City of Lincoln, Nebraska Electric System Revenue (RB)
	3.25%, 09/01/22 (c)	253,525
150,000	Lincoln, Nebraska Electric System (RB)
	5.00%, 09/01/22	185,883
	Nebraska Public Power District (RB)
250,000	3.88%, 01/01/22 (c)	275,183
350,000	5.00%, 01/01/18 (c)	390,243
250,000	Nebraska Public Power District, Series A (RB)
	5.00%, 01/01/22 (c)	296,215
	Omaha Public Power District (RB)
130,000	2.25%, 08/01/19 (c)	131,446
1,080,000	5.00%, 02/01/24 (c)	1,336,403
1,000,000	Omaha School District (GO)
	5.00%, 06/15/24	1,280,550
		4,178,197
Nevada: 0.2%
485,000	Clark County School District, Series A (GO)
	5.00%, 06/15/21	588,310
500,000	Clark County, Nevada Airport System, Senior, Series D (RB)
	5.00%, 01/01/20 (c)	583,020
500,000	Clark County, Nevada, Limited Tax Transportation Refunding, Series A (GO)
	4.00%, 12/01/19 (c)	568,455
25,000	State of Nevada (RB)
	5.00%, 12/01/23	31,734
		1,771,519
New Hampshire: 0.5%
	New Hampshire State, Series A (GO)
450,000	5.00%, 07/01/20 (c)	539,802
1,290,000	5.00%, 07/01/20 (c)	1,550,438
1,000,000	5.00%, 07/01/20 (c)	1,203,640
	State of New Hampshire (GO)
370,000	5.00%, 07/01/20 (c)	442,979
1,000,000	5.00%, 03/01/25	1,293,640
		5,030,499
New Jersey: 6.7%
	County of Union, New Jersey, Series B (GO)
270,000	3.00%, 03/01/21	294,413
650,000	3.00%, 03/01/22 (c)	704,294
1,000,000	3.00%, 03/01/22	1,093,990
	Garden State, New Jersey Preservation Trust Open Space and Farmland Preservation, Series A (RB)
560,000	4.00%, 11/01/21	650,216
1,000,000	4.00%, 11/01/22 (c)	1,147,390
	New Jersey Economic Development Authority (RB)
955,000	4.00%, 06/15/24 (c)	1,009,234
250,000	5.00%, 03/01/22 (c)	284,385
1,325,000	5.00%, 03/01/23 (c)	1,503,597
1,655,000	5.00%, 03/01/23 (c)	1,893,320
1,060,000	5.00%, 03/01/23 (c)	1,226,643
1,350,000	5.00%, 06/15/24 (c)	1,577,353
500,000	5.00%, 06/15/24 (c)	571,435
1,000,000	5.00%, 06/15/24 (c)	1,159,530
500,000	5.25%, 03/01/21 (c)	567,390
555,000	5.50%, 03/01/21 (c)	658,951
2,000,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
	5.00%, 06/15/22	2,327,020
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB)
2,000,000	5.00%, 03/01/21 (c)	2,302,040
1,000,000	5.25%, 03/01/21 (c)	1,132,390
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
1,000,000	5.00%, 03/01/21	1,149,800
980,000	5.00%, 03/01/22 (c)	1,102,088
500,000	5.00%, 03/01/22 (c)	565,690
1,000,000	5.00%, 03/01/22	1,161,180
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
2,120,000	5.00%, 03/01/23 (c)	2,365,644
1,670,000	5.00%, 03/01/23 (c)	1,922,120
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
	5.25%, 03/01/21 (c)	579,180
1,450,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
	5.00%, 03/01/22	1,683,711
	New Jersey Educational Facilities Authority (RB)
360,000	5.00%, 09/01/21	418,990
230,000	5.00%, 06/15/24 (c)	260,079
500,000	New Jersey Environmental Infrastructure Trust, Series A-R (RB)
	4.00%, 09/01/23	598,445
	New Jersey Health Care Facilities Financing Authority (RB)
1,190,000	4.00%, 07/01/22 (c)	1,302,419
250,000	5.00%, 07/01/22 (c)	296,480
200,000	5.00%, 09/15/23	240,934
75,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
	4.63%, 07/01/21 (c)	86,444
	New Jersey Health Care Facilities Financing Authority, Meridian Health System (RB)
500,000	5.00%, 07/01/22 (c)	587,000
500,000	5.00%, 07/01/22 (c)	606,250
165,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	4.69%, 12/15/30 ^	83,888
2,610,000	New Jersey State Transportation Trust Fund Authority, Series D (RB)
	5.00%, 12/15/23	3,071,317
	New Jersey State Turnpike Authority (RB)
125,000	5.00%, 07/01/22 (c)	150,795
900,000	5.00%, 07/01/22 (c)	1,051,281
400,000	5.00%, 07/01/22 (c)	472,572
500,000	5.00%, 01/01/23	616,195
325,000	5.00%, 01/01/23 (c)	388,892
640,000	5.00%, 07/01/24 (c)	775,776
750,000	5.00%, 07/01/24 (c)	902,130
500,000	New Jersey State Turnpike Authority, Series A (RB)
	5.00%, 01/01/23	615,785
1,000,000	New Jersey State Turnpike Authority, Series B (RB)
	5.00%, 01/01/23 (c)	1,207,850
	New Jersey State Various Purpose (GO)
500,000	4.00%, 06/01/19 (c)	549,285
500,000	5.00%, 06/01/19 (c)	579,380
	New Jersey Transportation Trust Fund Authority (RB)
1,950,000	5.00%, 06/15/22 (c)	2,264,593
250,000	5.00%, 06/15/23 (c)	292,173
2,500,000	5.00%, 06/15/24	2,956,975
50,000	5.25%, 06/15/21 (c)	57,851
3,400,000	5.25%, 06/15/23 (c)	3,953,860
750,000	New Jersey Transportation Trust Fund Authority, Series AA (RB)
	5.00%, 06/15/23 (c)	860,205
	New Jersey Transportation Trust Fund Authority, Series D (RB)
925,000	5.00%, 12/15/24	1,093,183
3,000,000	5.25%, 12/15/23	3,588,930
20,000	New Jersey Turnpike, Series A
	5.00%, 07/01/22	23,303
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW)
	4.00%, 10/01/20 (c)	984,192
		61,570,456
New Mexico: 0.1%
540,000	Albuquerque Bernalillo County Water Utility Authority (RB)
	5.00%, 07/01/24	692,701
260,000	New Mexico Finance Authority State Transportation, Senior Lien, Series B (RB)
	5.00%, 06/15/21	318,570
		1,011,271
New York: 16.0%
	Brookhaven New York, Series A (GO)
640,000	3.00%, 02/01/23	702,931
250,000	4.00%, 02/01/23 (c)	280,865
	City of New York NY (GO)
1,100,000	5.00%, 10/01/21 (c)	1,311,541
250,000	5.00%, 08/01/22 (c)	304,465
610,000	5.25%, 08/01/23 (c)	763,037
250,000	City of New York, New York, Series A-1 (GO)
	5.00%, 08/01/21 (c)	303,415
	City of New York, New York, Series B (GO)
1,450,000	5.00%, 08/01/22 (c)	1,738,970
1,000,000	5.00%, 08/01/22 (c)	1,221,760
	City of New York, New York, Series D (GO)
1,600,000	5.00%, 08/01/21	1,946,272
1,000,000	5.00%, 02/01/23 (c)	1,191,250
875,000	City of New York, New York, Series E (GO)
	5.25%, 08/01/22	1,091,239
	City of New York, New York, Series F (GO)
500,000	5.00%, 02/01/22 (c)	596,700
1,295,000	5.00%, 02/01/22 (c)	1,521,457
	City of New York, New York, Series F-1 (GO)
50,000	5.00%, 03/01/23 (c)	59,653
1,300,000	5.00%, 03/01/23 (c)	1,598,168
995,000	City of New York, New York, Series H (GO)
	5.00%, 08/01/23 (c)	1,229,681
	City of New York, New York, Series I (GO)
1,310,000	5.00%, 08/01/21	1,593,510
1,000,000	5.00%, 08/01/22	1,229,630
1,000,000	5.00%, 08/01/22 (c)	1,206,210
400,000	City of New York, New York, Series I-1 (GO)
	5.00%, 03/01/23	495,792
960,000	City of New York, New York, Series J (GO)
	5.00%, 08/01/23 (c)	1,178,006
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW)
	5.00%, 05/01/21 (c)	598,290
400,000	Long Island Power Authority (RB)
	5.00%, 09/01/22	480,840
2,360,000	Long Island Power Authority, Electric System, Series B (RB)
	5.00%, 09/01/22 (c)	2,761,271
	Metropolitan Transportation Authority (RB)
50,000	5.00%, 11/15/21	60,953
250,000	5.00%, 11/15/21 (c)	295,243
350,000	5.00%, 11/15/22 (c)	424,736
750,000	5.00%, 11/15/22 (c)	891,720
300,000	5.00%, 11/15/22 (c)	364,059
350,000	5.00%, 11/15/22 (c)	418,061
125,000	5.00%, 11/15/22 (c)	151,691
	Metropolitan Transportation Authority, Series A (RB)
500,000	3.00%, 11/15/22 (c)	510,100
1,550,000	5.00%, 11/15/22 (c)	1,873,531
	Metropolitan Transportation Authority, Series B (RB)
600,000	3.00%, 11/15/22 (c)	624,534
500,000	5.00%, 11/15/22	617,300
	Metropolitan Transportation Authority, Series D (RB)
500,000	5.00%, 11/15/17 (c)	557,185
285,000	5.00%, 11/15/21	347,432
500,000	Metropolitan Transportation Authority, Series E (RB)
	5.00%, 11/15/22 (c)	597,230
	Metropolitan Transportation Authority, Series F (RB)
845,000	3.13%, 11/15/22 (c)	886,996
2,155,000	5.00%, 11/15/22 (c)	2,589,383
1,000,000	5.00%, 11/15/22	1,234,600
	Metropolitan Transportation Authority, Series H (RB)
100,000	4.00%, 11/15/21	114,807
1,300,000	5.00%, 11/15/22 (c)	1,588,067
850,000	Nassau County, New York General Improvement, Series C (GO)
	4.00%, 10/01/20 (c)	936,674
500,000	Nassau County, New York, Series A (GO)
	4.00%, 04/01/21 (c)	536,345
400,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB)
	5.00%, 06/15/20 (c)	469,632
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
255,000	3.50%, 08/01/24 (c)	271,320
275,000	5.00%, 05/01/21	334,150
150,000	5.00%, 11/01/21 (c)	181,719
575,000	5.00%, 11/01/22	714,909
700,000	5.00%, 02/01/23 (c)	864,864
290,000	5.00%, 05/01/23 (c)	349,436
1,660,000	5.00%, 02/01/24 (c)	2,002,724
400,000	5.25%, 02/01/21 (c)	476,048
400,000	New York City Transitional Finance Authority, Building Aid Revenue, Series E-1 (RB)
	5.00%, 02/01/18 (c)	446,036
3,100,000	New York City Transitional Finance Authority, Building Aid Revenue, Series F-1 (RB)
	5.00%, 05/01/22 (c)	3,694,022
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
1,000,000	5.00%, 07/15/22	1,233,060
800,000	5.00%, 07/15/22 (c)	954,296
500,000	New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW)
	4.00%, 07/15/21 (c)	551,605
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A (RB)
700,000	5.00%, 11/01/21	857,528
515,000	5.00%, 11/01/21	630,896
450,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series D-1 (RB)
	5.25%, 02/01/21 (c)	550,395
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
1,500,000	5.00%, 11/01/21 (c)	1,811,880
725,000	5.00%, 11/01/21 (c)	880,889
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
1,000,000	5.00%, 02/01/21 (c)	1,195,410
1,000,000	5.00%, 11/01/21	1,225,040
600,000	5.00%, 11/01/21 (c)	720,942
2,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
	5.00%, 11/01/22 (c)	2,449,180
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
500,000	5.00%, 05/01/20 (c)	592,880
1,000,000	5.00%, 05/01/20 (c)	1,184,650
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
	5.00%, 02/01/22	522,431
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB)
	5.00%, 05/01/21	607,545
190,000	New York City Water & Sewer System (RB)
	5.00%, 06/15/21 (c)	226,022
550,000	New York City, Series B (GO)
	5.00%, 08/01/21 (c)	670,169
	New York City, Series E (GO)
500,000	5.00%, 08/01/19 (c)	582,365
1,000,000	5.00%, 08/01/19 (c)	1,167,110
500,000	5.00%, 08/01/20 (c)	591,340
	New York City, Series I (GO)
1,750,000	5.00%, 08/01/22	2,151,852
1,500,000	5.00%, 08/01/22 (c)	1,832,640
100,000	New York City, Sub Series G-1 (GO)
	5.00%, 04/01/22	122,529
475,000	New York Local Government Assistant Corp., Series A (RB)
	4.00%, 04/01/20 (c)	530,470
	New York State Dormitory Authority (RB)
570,000	5.00%, 12/15/22 (c)	693,382
800,000	5.00%, 02/15/24	1,010,200
1,500,000	5.00%, 02/15/24 (c)	1,804,140
625,000	New York State Dormitory Authority, School District Financing Program, Series A (RB) (SAW)
	5.00%, 10/01/21	763,994
100,000	New York State Dormitory Authority, Series A (RB)
	5.00%, 07/01/22 (c)	118,367
	New York State Dormitory Authority, State Personal Income Tax Revenue, Series A (RB)
500,000	4.00%, 12/15/22	585,915
1,000,000	5.00%, 12/15/22 (c)	1,236,120
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
250,000	5.00%, 12/15/20	302,373
950,000	5.00%, 12/15/22 (c)	1,158,724
2,000,000	5.00%, 12/15/22 (c)	2,487,180
825,000	5.00%, 12/15/22	1,028,032
1,000,000	5.00%, 12/15/22 (c)	1,210,800
170,000	5.00%, 12/15/22 (c)	205,151
295,000	5.00%, 02/15/24 (c)	364,490
250,000	5.00%, 02/15/24 (c)	311,215
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	5.00%, 03/15/21 (c)	599,595
2,800,000	5.00%, 03/15/21	3,395,952
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
500,000	5.00%, 03/15/22 (c)	601,935
1,300,000	5.00%, 03/15/22 (c)	1,593,124
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
300,000	5.00%, 02/15/20 (c)	351,645
1,625,000	5.00%, 08/15/21 (c)	1,969,662
625,000	New York State Dormitory Authority, State Sales Tax, Series A (RB)
	5.00%, 03/15/23 (c)	758,000
250,000	New York State Dormitory Authority, State University Education Facilities Issue, Series A (RB)
	5.00%, 05/15/22 (c)	306,650
	New York State Environmental Facilities Corp (RB)
835,000	5.00%, 06/15/24 (c)	1,033,446
1,250,000	5.00%, 06/15/24 (c)	1,578,487
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
440,000	4.00%, 06/15/22 (c)	502,559
750,000	5.00%, 06/15/22 (c)	933,532
1,000,000	5.00%, 06/15/22 (c)	1,233,720
600,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series D (RB)
	5.00%, 06/15/22	748,722
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB)
	5.00%, 04/01/20 (c)	1,194,480
800,000	New York State Thruway Authority, Series A (RB)
	5.00%, 03/15/23 (c)	950,560
	New York State Thruway Authority, Series I (RB)
3,310,000	5.00%, 01/01/22 (c)	3,942,971
1,000,000	5.00%, 01/01/22 (c)	1,198,360
2,120,000	New York State Thruway Authority, Series J (RB)
	5.00%, 01/01/24 (c)	2,555,893
	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB)
500,000	5.00%, 09/15/20 (c)	597,145
1,000,000	5.00%, 03/15/21	1,212,840
250,000	5.00%, 03/15/21 (c)	300,445
680,000	New York State Urban Development Corp (RB)
	3.50%, 03/15/21 (c)	721,888
250,000	New York State Urban Development Corp., Series D
	5.00%, 03/15/23	312,278
	New York State Urban Development Corp., State Personal Income, Series A (RB)
700,000	4.00%, 03/15/21 (c)	783,601
1,000,000	4.00%, 03/15/21 (c)	1,125,580
2,000,000	New York State Urban Development Corp., State Personal Income, Series A-1 (RB)
	5.00%, 03/15/23 (c)	2,384,520
	New York State Urban Development Corp., State Personal Income, Series C (RB)
1,250,000	5.00%, 03/15/22	1,540,337
1,000,000	5.00%, 03/15/23 (c)	1,184,160
1,550,000	5.00%, 03/15/23 (c)	1,841,710
690,000	5.00%, 03/15/23 (c)	843,159
115,000	New York State Urban Development Corp., State Personal Income, Series D (RB)
	5.00%, 03/15/22	141,711
	New York State, Series A (GO)
500,000	3.50%, 02/15/21 (c)	556,535
1,050,000	4.00%, 02/15/21 (c)	1,170,634
	New York State, Series E (GO)
1,000,000	4.00%, 12/15/21 (c)	1,124,930
800,000	4.00%, 12/15/21 (c)	904,320
500,000	Oyster Bay, New York Public Improvement (GO)
	3.50%, 08/15/17 (c)	510,335
	Port Authority of New York & New Jersey (RB)
565,000	3.00%, 06/15/24 (c)	585,097
750,000	3.25%, 06/15/24 (c)	775,732
	Sales Tax Asset Receivable Corp., Series A (RB)
235,000	3.00%, 10/15/24 (c)	242,393
1,000,000	5.00%, 10/15/24 (c)	1,250,220
1,000,000	Suffolk County, New York Public Improvement, Series A (GO)
	4.00%, 05/15/19 (c)	1,066,370
50,000	Tobacco Settlement Financing Corp. (RB)
	5.00%, 06/01/17 (c)	54,998
65,000	Town of Brookhaven, New York (GO)
	3.00%, 02/01/23 (c)	69,037
325,000	Town of Oyster Bay NY (GO) (AGM)
	4.00%, 08/01/22 (c)	352,794
265,000	Town of Oyster Bay, New York (GO) (AGM)
	3.00%, 03/01/21 (c)	275,001
	Triborough Bridge & Tunnel Authority, Series A (RB)
455,000	5.00%, 01/01/22 (c)	548,521
1,000,000	5.00%, 01/01/22 (c)	1,219,320
800,000	5.00%, 05/15/23 (c)	990,552
	Triborough Bridge & Tunnel Authority, Series B (RB)
500,000	5.00%, 11/15/22 (c)	608,775
1,980,000	5.00%, 11/15/22	2,477,178
1,000,000	5.00%, 11/15/22 (c)	1,241,170
1,310,000	5.00%, 11/15/23 (c)	1,600,204
	Utility Debt Securitization Authority, Series E (RB)
1,675,000	5.00%, 12/15/23 (c)	2,069,010
900,000	5.00%, 12/15/23 (c)	1,113,345
		147,198,805
North Carolina: 0.9%
1,805,000	County of Wake, North Carolina (GO)
	3.00%, 09/01/24 (c)	1,971,439
1,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB)
	5.00%, 01/01/22 (c)	1,168,750
	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB)
500,000	4.50%, 05/01/20 (c)	567,225
815,000	5.00%, 05/01/20 (c)	972,319
20,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB)
	5.00%, 11/01/21 (c)	24,660
750,000	North Carolina State, Capital Improvement Limited Obligation, Series C (RB)
	5.00%, 05/01/21 (c)	901,867
400,000	North Carolina State, Series C (GO)
	5.00%, 05/01/22	499,612
	State of North Carolina (GO)
1,315,000	5.00%, 05/01/24	1,695,035
250,000	5.00%, 06/01/24	316,670
75,000	5.00%, 06/01/26	97,082
150,000	The Charlotte-Mecklenburg Hospital Authority (RB)
	5.00%, 01/15/22 (c)	174,192
		8,388,851
Ohio: 2.7%
20,000	American Municipal Power, Inc. (RB)
	4.00%, 02/15/22 (c)	21,377
	City of Columbus OH Sewerage Revenue (RB)
250,000	5.00%, 12/01/24 (c)	307,813
500,000	5.00%, 12/01/24 (c)	629,625
	City of Columbus, Ohio, Series A (GO)
1,890,000	3.00%, 02/15/24 (c)	1,978,433
800,000	4.00%, 02/15/24 (c)	900,592
440,000	5.00%, 02/15/22	545,706
750,000	5.00%, 07/01/23	947,167
100,000	5.00%, 08/15/23 (c)	123,685
1,975,000	5.00%, 02/15/24 (c)	2,497,703
1,000,000	City of Columbus, Various Purpose, Series A (GO)
	5.00%, 08/15/22 (c)	1,235,510
870,000	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM)
	4.00%, 06/01/22 (c)	919,755
750,000	Dayton Metro Library, Series A (GO)
	3.25%, 12/01/21 (c)	764,265
1,220,000	Hamilton County, Ohio Sewer System Improvement, Series A (RB)
	5.00%, 12/01/22	1,519,852
	Ohio State Common Schools, Series A (GO)
750,000	5.00%, 09/15/22	935,752
1,175,000	5.00%, 09/15/23	1,486,610
1,750,000	Ohio State Common Schools, Series B (GO)
	4.00%, 09/15/21 (c)	1,946,297
650,000	Ohio State, Turnpike Commission, Series A (RB)
	5.25%, 02/15/27	840,209
	State of Ohio (GO)
300,000	5.00%, 09/15/21	369,696
1,345,000	5.00%, 01/15/23 (c)	1,562,823
895,000	5.00%, 08/01/23	1,130,045
3,000,000	5.00%, 05/01/24 (c)	3,735,810
		24,398,725
Oklahoma: 0.1%
65,000	Grand River Dam Authority (RB)
	5.00%, 06/01/24 (c)	78,380
1,000,000	Oklahoma Capital Improvement Authority (RB)
	5.00%, 07/01/24 (c)	1,219,660
		1,298,040
Oregon: 0.9%
100,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG)
	4.00%, 06/15/22 (c)	114,662
500,000	Clackamas County School District No 12 North Clackamas (GO) (SBG)
	5.00%, 06/15/24 (c)	615,500
1,040,000	Deschutes County, Oregon, Administrative School District No. 1 (GO) (SBG)
	4.00%, 06/15/21	1,215,115
	Metro, Oregon, Series A (GO)
500,000	4.00%, 06/01/22 (c)	566,720
105,000	5.00%, 06/01/21	129,016
785,000	5.00%, 06/01/22	979,217
400,000	5.00%, 06/01/22 (c)	495,828
500,000	Oregon State, Series F (GO)
	5.00%, 05/01/23 (c)	621,595
	Portland, Oregon Sewer System, Series A (RB)
475,000	4.25%, 03/01/20 (c)	534,636
575,000	5.00%, 03/01/20 (c)	673,906
	State of Oregon Department of Transportation (RB)
200,000	5.00%, 11/15/23	254,552
1,000,000	5.00%, 11/15/24 (c)	1,256,170
225,000	5.00%, 11/15/24	290,700
200,000	5.00%, 11/15/24 (c)	247,048
50,000	Tri-County Metropolitan Transportation District (RB)
	5.00%, 10/01/21	61,084
		8,055,749
Pennsylvania: 2.5%
270,000	City of Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A (RB)
	5.00%, 01/01/22	327,448
	Commonwealth of Pennsylvania (GO)
1,000,000	5.00%, 07/01/21	1,214,440
1,250,000	5.00%, 07/01/21	1,518,050
1,000,000	5.00%, 11/15/21	1,221,940
720,000	5.00%, 11/15/21 (c)	876,175
570,000	5.00%, 11/15/21 (c)	679,104
1,765,000	5.00%, 07/01/22	2,171,550
1,000,000	5.00%, 04/01/23 (c)	1,213,030
500,000	5.00%, 07/01/23	622,995
1,000,000	5.00%, 10/15/23 (c)	1,193,430
500,000	5.00%, 10/15/23 (c)	611,140
420,000	5.00%, 10/15/23 (c)	516,722
860,000	5.00%, 10/15/23 (c)	1,031,553
500,000	Commonwealth of Pennsylvania, First Refunding Series (GO)
	4.00%, 07/01/23	582,080
	Commonwealth of Pennsylvania, First Series (GO)
920,000	5.00%, 06/01/21	1,116,070
425,000	5.00%, 11/15/21 (c)	510,833
1,250,000	5.00%, 06/01/22 (c)	1,526,200
640,000	5.00%, 06/01/22	786,349
1,000,000	5.00%, 04/01/23 (c)	1,230,690
	Commonwealth of Pennsylvania, Second Series (GO)
300,000	4.00%, 10/15/23 (c)	332,988
500,000	5.00%, 10/15/23 (c)	620,085
850,000	Monroeville, Pennsylvania Finance Authority (RB)
	5.00%, 02/15/26	1,061,182
25,000	Pennsylvania Economic Development Financing Authority (RB)
	5.00%, 07/01/16 (c)	26,635
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB)
	4.00%, 06/15/21 (c)	542,635
1,000,000	Pennsylvania State Industrial Development Authority (RB)
	5.00%, 07/01/21	1,196,190
		22,729,514
Puerto Rico: 0.1%
500,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGM)
	5.50%, 07/01/21 (c)	519,925
500,000	Puerto Rico Electric Power Authority (RB) (AGM)
	3.65%, 07/01/15 (c)	467,675
		987,600
Rhode Island: 0.8%
2,490,000	Rhode Island Health & Educational Building Corp. (RB)
	5.00%, 09/01/21	3,056,425
	State of Rhode Island (GO)
250,000	5.00%, 08/01/24 (c)	311,608
1,000,000	5.00%, 08/01/24 (c)	1,236,740
500,000	5.50%, 08/01/21 (c)	621,870
470,000	5.50%, 08/01/21 (c)	581,611
1,000,000	5.50%, 08/01/21 (c)	1,236,780
		7,045,034
South Carolina: 1.2%
325,000	Berkeley County School District (GO)
	3.00%, 03/01/24 (c)	344,630
920,000	Charleston Educational Excellence Finance Corp. (RB)
	5.00%, 12/01/23 (c)	1,106,751
1,750,000	City of Charleston, South Carolina, Waterworks & Sewer System Revenue (RB)
	5.00%, 01/01/22 (c)	2,150,505
	Richland County, South Carolina School District No. 1, Series A (GO)
500,000	4.00%, 09/01/21 (c)	555,780
1,305,000	4.00%, 09/01/21 (c)	1,502,355
500,000	5.00%, 09/01/21 (c)	604,300
975,000	South Carolina Jobs-Economic Development Authority (RB)
	3.75%, 11/01/22 (c)	1,014,195
	South Carolina State Economic Development, Series A (GO)
625,000	2.00%, 04/01/20 (c)	637,637
1,000,000	4.00%, 04/01/20 (c)	1,143,410
	South Carolina State Public Service Authority, Series B (RB)
1,100,000	4.00%, 12/01/21	1,261,601
650,000	5.00%, 12/01/21	788,586
		11,109,750
Tennessee: 0.9%
1,200,000	County of Shelby, Tennessee (GO)
	5.00%, 03/01/24	1,522,464
25,000	Memphis Center City Revenue Finance Corp. (RB) (AGM)
	4.50%, 11/01/21 (c)	28,001
500,000	Memphis, Tennessee General Improvement Refunding (GO)
	5.00%, 05/01/21	608,210
750,000	Memphis, Tennessee General Improvement Refunding, Series A (GO)
	5.00%, 11/01/23	945,375
	Metropolitan Government of Nashville & Davidson County, Tennessee Subordinate Lien Water & Sewer Revenue Refunding (RB)
1,750,000	5.00%, 07/01/21	2,131,237
1,200,000	5.00%, 07/01/22	1,463,328
75,000	Metropolitan Government of Nashville & Davidson County, Tennessee, Series D (GO)
	5.00%, 07/01/20 (c)	90,011
350,000	State of Tennessee (GO)
	5.00%, 08/01/21	432,086
275,000	Tennessee State School Bond Authority, Higher Educational Facilities, Series A (RB)
	3.50%, 05/01/18 (c)	289,740
475,000	Tennessee State, Series A (GO)
	5.00%, 08/01/22	595,446
		8,105,898
Texas: 8.9%
750,000	Austin Independent School District (GO)
	5.00%, 08/01/24	961,560
500,000	Brownsville, Texas Utilities System Revenue, Series A (RB)
	5.00%, 09/01/23 (c)	593,810
	City of Austin, Texas, Water & Wastewater System Revenue (RB)
400,000	5.00%, 11/15/21 (c)	489,064
650,000	5.00%, 11/15/21	799,903
1,000,000	5.00%, 05/15/24 (c)	1,225,380
1,000,000	5.00%, 05/15/24 (c)	1,221,640
650,000	5.00%, 05/15/24 (c)	791,641
	City of Fort Worth and Dallas, Texas International Airport, Series G (RB)
50,000	5.00%, 11/01/20 (c)	58,660
300,000	5.00%, 11/01/20 (c)	352,674
1,000,000	City of Fort Worth, Texas (GO)
	5.00%, 03/01/22 (c)	1,224,320
	City of Houston, Texas Combined Utility System Revenue (RB)
200,000	4.00%, 05/15/21	231,940
1,000,000	5.00%, 11/15/24 (c)	1,245,160
	City of Houston, Texas, Series A (GO)
1,350,000	5.00%, 03/01/21	1,634,701
300,000	5.00%, 03/01/22	372,048
1,070,000	City of San Antonio, Texas (GO)
	5.00%, 02/01/24 (c)	1,317,138
	City of San Antonio, Texas Electric & Gas Systems (RB)
1,865,000	5.00%, 02/01/22	2,302,305
1,000,000	5.00%, 08/01/22 (c)	1,227,260
1,000,000	5.00%, 02/01/23	1,253,260
500,000	5.25%, 02/01/25	654,965
1,000,000	City of San Antonio, Texas Water System Revenue (RB)
	5.00%, 05/15/22 (c)	1,212,850
1,000,000	Clear Creek Independent School District, Series B (GO)
	5.00%, 02/15/22 (c)	1,223,000
585,000	Comal Independent School District, Series A (GO)
	4.00%, 02/01/21 (c)	637,287
	Conroe Independent School District (GO)
60,000	5.00%, 02/15/20 (c)	71,713
500,000	5.00%, 02/15/21 (c)	589,480
875,000	County of Denton, Texas (GO)
	5.00%, 07/15/20 (c)	1,034,609
670,000	County of Harris, Texas (GO)
	5.00%, 10/01/20 (c)	812,134
100,000	Cypress-Fairbanks Independent School District, Series C (GO)
	5.00%, 02/15/23	125,014
100,000	Dallas, Texas Independent School District (GO)
	5.00%, 02/15/21 (c)	121,588
385,000	Dallas, Texas, Series A (GO)
	5.00%, 02/15/23 (c)	463,013
	Dallas/Fort Worth International Airport (RB)
50,000	5.00%, 11/01/20 (c)	58,185
1,000,000	5.25%, 11/01/23 (c)	1,214,700
750,000	Fort Bend Independent School District (GO)
	5.00%, 08/15/22 (c)	933,840
70,000	Fort Worth Independent School District (GO)
	5.00%, 02/15/20 (c)	82,535
	Fort Worth, Texas Water & Sewer System Revenue (RB)
250,000	5.00%, 02/15/21 (c)	301,230
650,000	5.00%, 02/15/21	791,167
	Harris County Flood Control District (RB)
100,000	5.00%, 10/01/20 (c)	117,610
500,000	5.00%, 10/01/24 (c)	623,670
2,755,000	Harris County, Texas Cultural Education Facilities Finance Corp. (RB)
	5.00%, 12/01/24 (c)	3,290,655
500,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO)
	5.00%, 02/15/21 (c)	605,030
	Harris County, Texas Flood Control District (RB)
260,000	5.00%, 10/01/20 (c)	307,325
500,000	5.00%, 10/01/24 (c)	627,140
475,000	Harris County, Texas Permanent Improvement, Series A (GO)
	5.00%, 10/01/20 (c)	565,991
	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO)
500,000	5.00%, 10/01/20 (c)	600,295
1,980,000	5.00%, 10/01/22 (c)	2,473,079
2,225,000	Harris County-Houston Sports Authority (RB)
	5.00%, 11/15/24 (c)	2,655,893
250,000	Houston, Texas Independent School District, Series A (GO)
	5.00%, 02/15/23 (c)	312,320
	Houston, Texas Public Improvement Refunding, Series A (GO)
2,000,000	5.00%, 03/01/21 (c)	2,402,400
1,090,000	5.00%, 03/01/23 (c)	1,343,665
750,000	5.00%, 03/01/24 (c)	924,667
35,000	Hurst-Euless-Bedford Independent School District (GO)
	5.00%, 08/15/20 (c)	41,951
350,000	Leander Independent School District (GO)
	5.00%, 08/15/23 (c)	435,694
	Lower Colorado River Authority (RB)
155,000	4.00%, 05/15/22 (c)	165,064
350,000	5.00%, 05/15/20 (c)	408,475
2,370,000	5.00%, 05/15/22 (c)	2,794,894
990,000	5.00%, 05/15/22 (c)	1,193,247
55,000	5.00%, 05/15/23 (c)	64,685
845,000	Matagorda County, Texas Navigation District No. 1 (RB)
	4.00%, 06/03/23 (c)	874,034
	North Texas Municipal Water District (RB)
650,000	4.00%, 03/01/22 (c)	708,890
250,000	5.25%, 03/01/22 (c)	312,133
	North Texas Tollway Authority (RB)
750,000	5.00%, 01/01/24 (c)	872,850
430,000	5.25%, 09/01/21 (c)	528,479
1,500,000	North Texas Tollway Authority, System Revenue, Series A (RB)
	6.25%, 02/01/20 (c)	1,717,710
2,975,000	Northside Independent School District (GO)
	5.00%, 08/15/21 (c)	3,567,174
500,000	Pasadena, Texas Independent School District (GO)
	5.00%, 02/15/23 (c)	613,680
200,000	Port of Houston Authority of Harris County Texas, Series D-0 (GO)
	5.00%, 10/01/20 (c)	238,312
415,000	Port of Houston Authority of Harris County Texas, Series D-1 (GO)
	5.00%, 10/01/20 (c)	500,004
2,280,000	San Antonio, Texas Electric & Gas Systems (RB)
	5.25%, 02/01/24	2,939,057
1,325,000	San Antonio, Texas Independent School District (GO)
	5.00%, 02/15/21 (c)	1,571,264
300,000	San Antonio, Texas Public Facilities Corp. (RB)
	3.00%, 09/15/22 (c)	300,807
1,025,000	San Antonio, Texas Water System Revenue (RB)
	5.00%, 05/15/22 (c)	1,261,211
	State of Texas (GO)
1,355,000	5.00%, 04/01/22 (c)	1,645,986
50,000	5.00%, 04/01/22	62,104
1,050,000	5.00%, 04/01/24 (c)	1,292,634
50,000	5.00%, 04/01/24 (c)	61,788
750,000	5.00%, 04/01/24 (c)	936,000
1,500,000	5.00%, 10/01/24 (c)	1,856,250
	Tarrant County, Texas Cultural Education Facilities Finance Corp. (RB)
1,220,000	5.00%, 10/01/23 (c)	1,455,045
235,000	5.25%, 10/01/23 (c)	284,822
250,000	Texas A&M University (RB)
	5.00%, 05/15/22	311,203
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
225,000	5.00%, 12/15/22 (c)	254,790
230,000	5.00%, 12/15/22 (c)	262,175
1,000,000	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
	5.00%, 12/15/22	1,189,230
500,000	Texas State, Public Finance Authority (GO)
	5.00%, 10/01/21 (c)	604,845
	Texas Transportation Commission State Highway Fund (RB)
580,000	5.00%, 04/01/21	708,905
1,290,000	5.00%, 04/01/24	1,643,318
20,000	University of Texas System/The (RB)
	5.00%, 02/15/20 (c)	23,775
	University of Texas, Revenue Financing System, Series A (RB)
500,000	5.00%, 02/15/20 (c)	593,020
650,000	5.00%, 02/15/22 (c)	796,399
1,850,000	University of Texas, Revenue Financing System, Series B (RB)
	5.00%, 08/15/22	2,310,927
75,000	Ysleta Independent School District (GO)
	5.00%, 08/15/24 (c)	92,821
		81,975,166
Utah: 0.3%
605,000	Cache County School District (GO) (SBG)
	4.00%, 06/15/24 (c)	676,578
	Utah State, Series A (GO)
500,000	5.00%, 07/01/21 (c)	603,480
500,000	5.00%, 07/01/21 (c)	606,880
550,000	5.00%, 07/01/21 (c)	675,108
		2,562,046
Virgin Islands: 0.1%
500,000	Virgin Islands Public Finance Authority (RB)
	5.00%, 10/01/20 (c)	560,720
Virginia: 3.7%
835,000	Commonwealth of Virginia, Series A (GO)
	4.00%, 06/01/21 (c)	938,490
485,000	Fairfax County, Virginia Economic Development Authority (RB)
	5.00%, 10/01/24 (c)	598,766
1,965,000	Fairfax County, Virginia Economic Development Authority Transportation District Improvement, Silver Line Phase I Project (ST)
	5.00%, 04/01/20 (c)	2,307,264
500,000	Fairfax County, Virginia Industrial Development Authority (RB)
	5.00%, 05/15/22	619,485
	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW)
650,000	5.00%, 04/01/21	797,927
225,000	5.00%, 04/01/23	285,057
2,075,000	5.00%, 04/01/24	2,659,507
2,000,000	Virginia College Building Authority (RB) (SAW)
	5.00%, 09/01/23	2,517,260
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
425,000	3.00%, 02/01/22 (c)	438,001
2,000,000	5.00%, 02/01/22 (c)	2,451,080
1,890,000	5.00%, 09/01/22 (c)	2,326,987
100,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB)
	5.00%, 02/01/22 (c)	122,554
1,850,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB)
	4.00%, 09/01/22 (c)	2,078,419
	Virginia Commonwealth Transportation Board (RB)
45,000	4.00%, 05/15/21 (c)	49,228
920,000	5.00%, 05/15/21	1,123,394
	Virginia Commonwealth Transportation Board (RB)
500,000	4.00%, 05/15/21 (c)	550,660
150,000	5.25%, 05/15/21 (c)	183,390
	Virginia Commonwealth Transportation Board, Series A (RB)
1,000,000	5.00%, 09/15/21	1,221,690
450,000	5.00%, 03/15/23 (c)	544,266
	Virginia Public Building Authority (RB)
1,405,000	3.00%, 08/01/24 (c)	1,413,093
475,000	3.00%, 08/01/24 (c)	480,491
20,000	5.00%, 08/01/21 (c)	24,204
	Virginia Public Building Authority, Series C (RB)
400,000	4.00%, 08/01/24 (c)	460,632
1,750,000	5.00%, 08/01/23	2,200,117
	Virginia Public School Authority (RB) (SAW)
1,000,000	4.00%, 08/01/24 (c)	1,165,540
450,000	5.00%, 08/01/21	549,567
750,000	Virginia Small Business Financing Authority (RB)
	5.25%, 10/01/24 (c)	903,120
1,850,000	Virginia State Public Building Authority, School Financing, Series A (RB) (SAW)
	5.00%, 08/01/22	2,290,947
1,535,000	Virginia State Public School Authority, School Financing, Series A (RB) (SAW)
	5.00%, 08/01/23	1,922,941
250,000	Virginia State, Resources Authority, Clean Water State (RB)
	5.00%, 10/01/23 (c)	315,010
		33,539,087
Washington: 4.5%
450,000	Central Puget Sound Regional Transit Authority (RB)
	5.00%, 02/01/22 (c)	549,162
550,000	Central Puget Sound, Washington Regional Transit Authority, Series S-1 (RB)
	5.00%, 11/01/22 (c)	664,273
200,000	Energy Northwest Generating Station, Series A (RB)
	5.00%, 07/01/23	252,578
350,000	King County, Washington Bellevue School District No. 401 (GO) (SBG)
	4.38%, 06/01/21 (c)	396,701
15,000	King County, Washington School District No. 409 Tahoma (GO) (SBG)
	5.00%, 12/01/23 (c)	18,191
1,025,000	King County, Washington Sewer Revenue & Refunding (RB)
	5.00%, 01/01/23 (c)	1,258,966
1,300,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB)
	5.00%, 07/01/21	1,585,883
1,730,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB)
	5.00%, 07/01/21	2,106,880
975,000	Pierce County School District No 10 Tacoma (GO) (SBG)
	5.00%, 12/01/24	1,251,754
20,000	Port of Seattle, Washington, Series A (RB)
	5.00%, 08/01/22 (c)	23,546
	State of Washington (GO)
850,000	3.00%, 07/01/23 (c)	862,648
520,000	3.13%, 07/01/22 (c)	532,979
295,000	4.00%, 07/01/23 (c)	325,538
25,000	5.00%, 07/01/20 (c)	29,701
55,000	5.00%, 08/01/20 (c)	66,727
50,000	5.00%, 06/01/21 (c)	59,392
355,000	5.00%, 07/01/23 (c)	443,583
835,000	5.00%, 08/01/23 (c)	1,045,278
115,000	5.00%, 09/01/23	142,367
1,500,000	5.00%, 02/01/24 (c)	1,878,450
4,500,000	5.00%, 07/01/24	5,714,325
50,000	5.00%, 01/01/25 (c)	61,106
350,000	5.00%, 01/01/25 (c)	432,947
1,800,000	Tobacco Settlement Authority of Washington (RB)
	5.00%, 06/01/22	2,136,510
50,000	University of Washington (RB)
	5.00%, 07/01/21	61,270
	University of Washington General Revenue, Series A (RB)
1,000,000	5.00%, 04/01/21 (c)	1,195,380
500,000	5.00%, 04/01/21 (c)	599,635
1,000,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB)
	5.00%, 09/01/22	1,224,850
	Washington Health Care Facilities Authority (RB)
250,000	4.00%, 10/01/21 (p)	283,858
365,000	5.00%, 10/01/21 (p)	442,307
800,000	Washington State Motor Vehicle Fuel Tax, Series E (GO)
	5.25%, 02/01/22	997,816
	Washington State Various Purpose, Series D (GO)
250,000	5.00%, 02/01/22	307,685
535,000	5.00%, 02/01/23	667,766
2,125,000	Washington State, Motor Vehicle Fuel Tax, Series E (GO)
	5.00%, 02/01/22	2,615,322
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series R (GO)
	5.00%, 07/01/22 (c)	2,477,980
	Washington State, Various Purpose, Series A (GO)
855,000	4.00%, 07/01/22	997,811
1,000,000	5.00%, 01/01/21 (c)	1,187,840
300,000	5.00%, 08/01/21 (c)	365,340
1,000,000	5.00%, 07/01/22	1,238,200
1,000,000	5.00%, 08/01/22 (c)	1,230,420
1,675,000	Washington State, Various Purpose, Series D (GO)
	5.00%, 02/01/23 (c)	2,049,965
	Washington State, Various Purpose, Series R-A (GO)
150,000	5.00%, 01/01/21	181,559
375,000	5.00%, 07/01/21 (c)	455,925
625,000	Washington State, Various Purpose, Series R-C (GO)
	5.00%, 07/01/22 (c)	767,500
		41,187,914
West Virginia: 0.1%
875,000	West Virginia University Board of Governors, University Improvement, Series B (RB)
	5.00%, 10/01/21	1,064,017
Wisconsin: 1.0%
	State of Wisconsin (GO)
500,000	4.50%, 05/01/21 (c)	569,215
25,000	5.00%, 05/01/21 (c)	30,377
25,000	5.00%, 11/01/22 (c)	30,314
1,500,000	5.00%, 11/01/24 (c)	1,879,875
	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio (RB)
185,000	5.00%, 06/01/20 (c)	217,704
35,000	5.00%, 06/01/20 (c)	41,463
50,000	5.00%, 06/01/20 (c)	59,346
35,000	Wisconsin Department of Transportation (RB)
	5.00%, 07/01/22 (c)	42,062
1,000,000	Wisconsin State Transportation, Series 0 (RB)
	5.00%, 07/01/23 (c)	1,219,000
800,000	Wisconsin State Transportation, Series 1 (RB)
	5.00%, 07/01/23 (c)	987,672
205,000	Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care, Inc., Series A (RB)
	5.00%, 07/15/21 (c)	238,253
	Wisconsin State, Series 2 (GO)
350,000	5.00%, 05/01/21	427,623
1,300,000	5.00%, 11/01/21	1,601,925
510,000	Wisconsin State, Series A (GO)
	5.25%, 05/01/21 (c)	623,536
	Wisconsin State, Series C (GO)
755,000	4.00%, 05/01/21 (c)	823,697
750,000	4.00%, 05/01/21 (c)	828,315
		9,620,377
Total Municipal Bonds (Cost: $863,793,802)		905,891,986

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $967,331)
967,331	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	967,331
Total Investments: 98.9% (Cost: $864,761,133)		906,859,317
Other assets less liabilities: 1.1%		10,188,855
NET ASSETS: 100.0%		$917,048,172

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	1.1%	$9,455,914
Bond Bank	0.4	3,196,254
Development	1.3	11,683,198
Education	3.3	30,282,802
Facilities	3.3	30,091,913
General	0.4	3,743,432
General Obligation	52.0	471,238,736
Higher Education	6.8	61,746,556
Medical	3.0	27,104,191
Pollution	0.8	6,904,500
Power	4.2	38,115,562
School District	4.3	38,683,943
Single Family Housing	0.1	1,286,058
Student Loan	0.0	316,346
Tobacco Settlement	0.3	3,010,195
Transportation	11.4	103,553,276
Utilities	2.7	24,741,744
Water	4.5	40,737,366
Money Market Fund	0.1	967,331
	100.0%	$906,859,317

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$905,891,986	$—	$905,891,986
Money Market Fund	967,331	—	—	967,331
Total	$967,331	$905,891,986	$—	$906,859,317

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2015.

See Notes to Schedules of Investments

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.1%
Arizona: 1.7%

$700,000	Arizona Board of Regents, Arizona State University Projects, Series A (RB)
	5.00%, 07/01/22 (c)	$807,940
1,000,000	Arizona Health Facilities Authority, Series A (RB)
	3.75%, 01/01/22 (c)	1,020,130
		1,828,070
California: 12.7%
380,000	Bay Area Toll Authority, Series S-2 (RB)
	5.00%, 10/01/20 (c)	435,871
120,000	Bay Area Toll Authority, Series S-4 (RB)
	5.25%, 04/01/23 (c)	141,402
	California Health Facilities Financing Authority (RB)
520,000	4.00%, 03/01/23 (c)	537,768
250,000	4.50%, 11/15/21 (c)	273,485
500,000	5.00%, 08/15/23 (c)	567,520
100,000	California Health Facilities Financing Authority, Series A (RB)
	4.00%, 08/15/24 (c)	107,377
	California State Public Works Board (RB)
595,000	5.00%, 03/01/23 (c)	686,684
400,000	5.50%, 11/01/23 (c)	499,388
975,000	California State University (RB)
	5.00%, 11/01/24 (c)	1,179,867
500,000	California Statewide Communities Development Authority (RB)
	5.25%, 12/01/24 (c)	562,890
50,000	City of San Francisco CA Public Utilities Commission Water Revenue (RB)
	4.00%, 05/01/22 (c)	52,797
305,000	El Camino Community College District (GO)
	4.00%, 08/01/22 (c)	324,904
335,000	Los Angeles Department of Water (RB)
	5.00%, 07/01/24 (c)	398,020
400,000	Pasadena Unified School District (GO)
	4.13%, 05/01/22 (c)	426,664
500,000	Port of Los Angeles (RB)
	5.00%, 08/01/24 (c)	595,260
465,000	San Jose, California Financing Authority Lease, Series A (RB)
	5.00%, 06/01/23 (c)	542,357
250,000	San Mateo Union High School District (GO)
	5.00%, 09/01/23 (c)	296,480
750,000	Santa Clara County, Series B (GO)
	3.38%, 08/01/22 (c)	750,247
100,000	Semitropic Improvement District (RB)
	4.00%, 12/01/22 (c)	106,279
	State of California (GO)
30,000	4.00%, 04/01/23 (c)	32,021
50,000	4.38%, 02/01/22 (c)	54,703
800,000	4.50%, 12/01/23 (c)	891,096
890,000	5.00%, 09/01/22 (c)	1,031,350
300,000	5.00%, 04/01/23 (c)	348,540
	State of California, Various Purpose (GO)
230,000	3.50%, 09/01/22 (c)	240,118
750,000	5.00%, 04/01/22 (c)	863,152
750,000	5.00%, 11/01/23 (c)	879,030
475,000	University of California (RB)
	5.00%, 05/15/23 (c)	563,697
400,000	West Valley-Mission Community College District (GO)
	4.00%, 08/01/22 (c)	427,212
		13,816,179
Colorado: 2.2%
115,000	Colorado Health Facilities Authority (RB)
	5.00%, 06/01/22 (c)	126,133
500,000	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB)
	5.00%, 06/01/22 (c)	562,155
550,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB)
	5.00%, 01/01/20 (c)	614,207
230,000	Regional Transportation District (CP)
	5.00%, 06/01/23 (c)	264,753
750,000	University of Colorado Hospital Authority, Series A (RB)
	5.00%, 11/15/22 (c)	843,945
		2,411,193
Connecticut: 0.5%
500,000	Connecticut State Health & Educational Facility Authority, Series A (RB)
	5.00%, 07/01/21 (c)	554,510
District of Columbia: 2.3%
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB)
	5.00%, 10/01/21 (c)	552,935
1,000,000	Metropolitan Washington Airports Authority (RB)
	5.00%, 10/01/24 (c)	1,149,390
750,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB)
	5.00%, 04/01/22 (c)	826,147
		2,528,472
Florida: 7.8%
500,000	Broward County, Florida, Water & Sewer Utility Revenue (RB)
	5.00%, 10/01/22 (c)	574,590
1,250,000	City of Tampa, Florida Health System, Series A (RB)
	5.00%, 05/15/22 (c)	1,454,075
600,000	Collier County, Florida, Industrial Development Authority (RB)
	6.25%, 04/01/21 (c)	734,568
10,000	County of Broward, Florida Airport System Revenue (RB)
	5.00%, 10/01/22 (c)	11,396
1,000,000	County of Miami-Dade, Florida (GO)
	4.00%, 07/01/24 (c)	1,071,250
395,000	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB)
	4.00%, 07/01/22 (c)	421,868
400,000	County of Miami-Dade, Florida Water & Sewer System Revenue (RB)
	5.00%, 10/01/22 (c)	456,416
800,000	Miami-Dade County, Florida Transit System (RB)
	5.00%, 07/01/22 (c)	926,272
825,000	Orange County Health Facilities Authority (RB)
	5.00%, 04/01/22 (c)	912,623
500,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB)
	4.13%, 04/01/22 (c)	522,195
500,000	Orlando-Orange County Expressway Authority (RB)
	5.00%, 07/01/23 (c)	574,215
750,000	Tampa-Hillsborough County Expressway Authority (RB)
	5.00%, 07/01/22 (c)	848,962
		8,508,430
Georgia: 1.3%
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM)
	5.00%, 08/01/20 (c)	416,321
325,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB)
	5.50%, 02/15/20 (c)	377,995
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB)
	5.25%, 02/15/20 (c)	282,055
250,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB)
	5.00%, 10/01/21 (c)	281,573
		1,357,944
Idaho: 0.3%
250,000	Idaho Health Facilities Authority, Series A (RB)
	5.00%, 03/01/22 (c)	280,470
Illinois: 7.2%
	Chicago Board of Education (GO)
760,000	5.00%, 12/01/22 (c)	803,267
800,000	5.00%, 12/01/22 (c)	844,448
420,000	City of Chicago, Sales Tax, Series A (RB)
	4.38%, 01/01/22 (c)	448,749
	Illinois Finance Authority (RB)
1,000,000	4.00%, 06/01/22 (c)	1,020,990
500,000	4.00%, 08/15/22 (c)	529,460
500,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB)
	5.50%, 02/15/21 (c)	593,015
500,000	Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB)
	4.25%, 06/15/22 (c)	521,170
	State of Illinois (GO) (AGM)
500,000	4.13%, 04/01/23 (c)	513,760
735,000	4.25%, 04/01/24 (c)	773,720
250,000	4.38%, 04/01/24 (c)	264,193
455,000	5.00%, 03/01/22 (c)	487,997
600,000	5.25%, 02/01/24 (c)	680,400
300,000	State of Illinois, Series A (GO)
	4.50%, 01/01/22 (c)	312,090
		7,793,259
Indiana: 1.3%
	Carmel Redevelopment Authority (RB)
25,000	4.00%, 08/01/22 (c)	26,666
45,000	4.00%, 08/01/22 (c)	48,030
500,000	Indiana Finance Authority, Community Health Network, Series A (RB)
	4.00%, 05/01/23 (c)	513,770
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB)
	6.38%, 09/15/21 (c)	308,033
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
	5.50%, 08/15/20 (c)	558,400
		1,454,899
Kentucky: 0.3%
250,000	Kentucky Public Transportation Infrastructure Authority (RB)
	5.75%, 07/01/23 (c)	294,445
Louisiana: 2.1%
100,000	Lafayette, Louisiana Utilities Revenue (RB)
	4.75%, 11/01/20 (c)	112,760
750,000	Louisiana Local Government Environmental Facilities & Community Development Auth (RB)
	5.00%, 10/01/24 (c)	892,957
375,000	Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Commission Project, Series A (RB)
	4.00%, 02/01/23 (c)	384,548
500,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Series A (RB)
	5.00%, 02/01/24 (c)	575,320
250,000	Terrebonne Levee & Conservation District (RB)
	4.25%, 07/01/23 (c)	272,098
		2,237,683
Maine: 0.5%
450,000	Maine Health & Higher Educational Facilities Authority (RB)
	5.00%, 07/01/23 (c)	499,131
Maryland: 0.7%
500,000	City of Baltimore, Maryland (RB)
	5.00%, 01/01/25 (c)	591,270
135,000	Maryland Health & Higher Educational Facilities Authority (RB)
	4.00%, 07/01/22 (c)	142,252
		733,522
Massachusetts: 2.8%
400,000	Commonwealth of Massachusetts (GO)
	4.00%, 12/01/21 (c)	437,160
425,000	Massachusetts Bay Transportation Authority, Series A (RB)
	4.00%, 07/01/22 (c)	453,619
525,000	Massachusetts Development Finance Agency, Harvard University Issue, Series B (RB)
	5.25%, 02/01/21 (c)	632,068
	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB)
500,000	5.00%, 10/15/21 (c)	580,640
300,000	5.00%, 10/15/21 (c)	358,635
500,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB)
	5.25%, 07/01/21 (c)	583,520
		3,045,642
Michigan: 2.5%
	Karegnondi Water Authority (RB)
445,000	4.50%, 11/01/23 (c)	489,148
120,000	5.00%, 11/01/23 (c)	136,058
500,000	L’Anse Creuse Public Schools (GO) (Q-SBLF)
	3.75%, 05/01/25 (c)	510,660
500,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB)
	5.00%, 07/01/21 (c)	579,355
800,000	Michigan Finance Authority (RB)
	5.00%, 06/01/22 (c)	873,128
150,000	Michigan Finance Authority Hospital Revenue & Refunding Bonds, Series MI (RB)
	5.00%, 12/01/21 (c)	170,867
		2,759,216
Minnesota: 1.7%
500,000	Minneapolis-St Paul Metropolitan Airports Commission (RB)
	5.00%, 01/01/24 (c)	587,045
500,000	State of Minnesota (RB)
	5.00%, 06/01/23 (c)	581,565
600,000	Western Minnesota Municipal Power Agency (RB)
	5.00%, 01/01/24 (c)	713,838
		1,882,448
Missouri: 1.3%
	Health & Educational Facilities Authority of the State of Missouri (RB)
865,000	4.00%, 06/01/24 (c)	905,439
250,000	4.00%, 11/15/24 (c)	257,548
50,000	5.00%, 06/01/20 (c)	57,540
85,000	5.00%, 11/15/23 (c)	97,047
40,000	Missouri Joint Municipal Electric Utility Commission (RB)
	5.00%, 01/01/24 (c)	46,757
		1,364,331
Montana: 0.6%
620,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB)
	4.75%, 01/01/20 (c)	681,343
Nebraska: 2.1%
	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB)
1,250,000	5.00%, 09/01/22 (c)	1,393,137
500,000	5.25%, 09/01/22 (c)	569,175
250,000	Omaha Public Power District (RB)
	5.00%, 02/01/21 (c)	283,833
		2,246,145
Nevada: 1.0%
500,000	Las Vegas Valley, Nevada Water District, Series B (GO)
	4.00%, 06/01/22 (c)	535,365
450,000	Washoe County, Nevada Highway Revenue (RB)
	5.00%, 02/01/19 (c)	501,543
		1,036,908
New Jersey: 3.1%
130,000	New Jersey Educational Facilities Authority (RB)
	5.00%, 07/01/24 (c)	154,812
150,000	New Jersey Health Care Facilities Financing Authority (RB)
	5.25%, 07/01/23 (c)	176,744
830,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.43%, 12/15/37 ^	291,455
	New Jersey State Transportation Trust Fund Authority, Series B
1,100,000	5.00%, 06/15/21	1,190,750
750,000	5.25%, 06/15/21	844,297
500,000	New Jersey State Turnpike Authority (RB)
	5.00%, 07/01/22 (c)	566,685
150,000	New Jersey State Turnpike Authority, Series F (RB)
	5.00%, 01/01/23 (c)	174,185
		3,398,928
New York: 17.0%
255,000	City of New York, Series A (GO)
	3.50%, 08/01/24 (c)	266,322
650,000	City of Troy, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB)
	5.13%, 09/01/20 (c)	732,855
700,000	Long Island Power Authority, Electric System General Revenue, Series A (RB)
	5.00%, 09/01/22 (c)	788,158
	Metropolitan Transportation Authority (RB)
25,000	4.25%, 11/15/22 (c)	26,991
550,000	5.00%, 11/15/22 (c)	631,147
375,000	5.00%, 05/15/23 (c)	440,730
25,000	5.00%, 11/15/23 (c)	28,980
220,000	Metropolitan Transportation Authority, Series B (RB)
	4.00%, 11/15/22 (c)	237,855
	Metropolitan Transportation Authority, Series E (RB)
1,000,000	3.50%, 11/15/22 (c)	1,035,840
750,000	5.00%, 11/15/23 (c)	876,352
150,000	Nassau County, New York General Improvement, Series A (GO)
	4.00%, 04/01/22 (c)	157,913
795,000	New York & New Jersey Port Authority, Series 163 (RB)
	4.25%, 07/15/20 (c)	861,216
305,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB)
	5.00%, 06/15/21 (c)	345,946
600,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB)
	5.00%, 12/15/21 (c)	689,970
500,000	New York City Transitional Finance Authority, Future Tax Secured, Series D-1 (RB)
	5.13%, 02/01/21 (c)	583,205
700,000	New York City Transitional Finance Authority, Future Tax Secured, Series E-1 (RB)
	5.00%, 02/01/22 (c)	813,078
	New York City Water & Sewer System (RB)
500,000	5.00%, 06/15/23 (c)	589,665
20,000	5.00%, 06/15/24 (c)	23,819
500,000	5.00%, 06/15/24 (c)	588,235
845,000	5.00%, 06/15/24 (c)	1,006,370
1,150,000	New York Liberty Development Corp (RB)
	5.75%, 11/15/21 (c)	1,369,086
700,000	New York Liberty Development Corp., 4 World Trade Center Project (RB)
	5.00%, 11/15/21 (c)	792,631
	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB)
500,000	5.13%, 01/15/20 (c)	567,440
500,000	6.38%, 01/15/20 (c)	576,295
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB)
	5.00%, 12/15/21 (c)	571,935
	New York State Dormitory Authority (RB)
550,000	5.00%, 04/01/21 (c)	646,536
300,000	5.00%, 03/15/23 (c)	352,836
135,000	5.00%, 03/15/24 (c)	162,351
	New York State Dormitory Authority, Cornell University, Series A (RB)
460,000	5.00%, 07/01/20 (c)	539,152
350,000	5.00%, 07/01/20 (c)	407,858
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
	5.00%, 03/15/21 (c)	577,810
300,000	New York State Thruway Authority (RB)
	5.00%, 01/01/22 (c)	339,777
	Port Authority of New York & New Jersey (RB)
50,000	4.00%, 01/15/22 (c)	54,026
15,000	4.50%, 01/15/22 (c)	16,670
25,000	5.00%, 09/01/24 (c)	29,846
	Triborough Bridge & Tunnel Authority (RB)
635,000	4.00%, 11/15/22 (c)	681,031
35,000	4.00%, 11/15/22 (c)	38,353
		18,448,280
North Carolina: 1.6%
480,000	Charlotte-Mecklenburg Hospital Authority, Carolina HealthCare System, Series A (RB)
	5.25%, 01/15/21 (c)	542,045
	North Carolina Medical Care Commission, Series B (RB)
750,000	4.00%, 12/01/22 (c)	785,917
250,000	5.00%, 12/01/22 (c)	285,380
70,000	Town of Cary, North Carolina Combined Utility Systems Revenue (RB)
	4.00%, 12/01/22 (c)	77,157
		1,690,499
Ohio: 3.3%

500,000	Akron Bath Copley Joint Township Hospital District (RB)
	5.00%, 05/15/23 (c)	563,440
600,000	Butler County, Ohio Hospital Facilities Revenue (RB)
	5.50%, 11/01/20 (c)	714,072
500,000	Northeast Ohio Regional Sewer District (RB)
	5.00%, 11/15/24 (c)	597,775
1,000,000	Ohio Higer Educational Facility Commission (RB)
	5.00%, 01/01/22 (c)	1,137,970
60,000	Ohio Higher Educational Facility Commission (RB)
	4.00%, 01/01/22 (c)	64,259
450,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB)
	5.00%, 01/15/22 (c)	494,793
		3,572,309
Oregon: 1.6%
750,000	Portland, Oregon Sewer System, Second Lien, Series B (RB)
	4.00%, 10/01/24 (c)	800,130
800,000	State of Oregon (GO)
	5.00%, 08/01/23 (c)	952,160
		1,752,290
Pennsylvania: 3.0%
	Berks County Municipal Authority (RB)
50,000	5.00%, 05/01/22 (c)	56,118
55,000	5.00%, 05/01/22 (c)	62,224
85,000	Commonwealth of Pennsylvania (GO)
	4.00%, 06/15/24 (c)	92,398
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
420,000	4.00%, 06/01/22 (c)	434,272
270,000	5.00%, 06/01/22 (c)	298,158
500,000	Delaware River Port Authority (RB)
	5.00%, 01/01/24 (c)	580,195
325,000	Delaware River Port Authority, Series D (RB)
	5.00%, 01/01/20 (c)	361,670
500,000	Monoroeville Finance Authority (RB)
	5.00%, 08/15/22 (c)	569,485
500,000	Pennsylvania Higher Educational Facilities Authority (RB)
	5.00%, 11/01/22 (c)	540,235
5,000	Pennsylvania Turnpike Commission (RB)
	6.00%, 12/01/20 (c)	6,088
250,000	Westmoreland County, Municipal Authority (RB)
	5.00%, 08/15/23 (c)	287,183
		3,288,026
South Carolina: 1.1%
500,000	South Carolina State Public Service Authority (RB)
	5.50%, 12/01/23 (c)	592,430
75,000	South Carolina State Public Service Authority (RB)
	5.00%, 12/01/21 (c)	86,289
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB)
	3.63%, 10/01/22 (c)	519,140
		1,197,859
Tennessee: 0.5%
100,000	Chattanooga Health Educational & Housing Facility Board (RB)
	5.25%, 01/01/23 (c)	114,596
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C (RB)
	5.00%, 11/15/19 (c)	478,295
		592,891
Texas: 6.9%
250,000	Austin, Texas Water and Wasterwater System (RB)
	5.00%, 05/15/24 (c)	297,593
50,000	Central Texas Regional Mobility Authority (RB)
	5.00%, 01/01/23 (c)	57,106
225,000	City Public Service Board of San Antonio, Texas (RB)
	5.00%, 02/01/24 (c)	264,303
500,000	Dallas, Texas Fort Worth International Airport (RB)
	5.00%, 11/01/20 (c)	569,895
615,000	Harris County Cultural Education Facilities Finance Corp (RB)
	4.00%, 12/01/24 (c)	649,791
625,000	Houston, Texas Combine Utility System, First Lien, Series D (RB)
	5.00%, 11/15/21 (c)	721,875
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB)
	5.00%, 05/15/20 (c)	574,260
	Lower Colorado River Authority (RB)
680,000	4.00%, 05/15/22 (c)	706,092
505,000	4.00%, 05/15/22 (c)	530,366
1,000,000	5.00%, 05/15/23 (c)	1,137,780
300,000	Southwest Independent School District (GO)
	5.00%, 02/01/22 (c)	346,587
200,000	Tarrant County Cultural Education Facilities Finance Corp (RB)
	4.00%, 05/15/23 (c)	209,620
1,250,000	Texas Transportation Commission, Series A (RB)
	5.00%, 08/15/22 (c)	1,408,412
		7,473,680
Utah: 0.5%
500,000	Utah Transit Authority (RB)
	4.00%, 06/15/22 (c)	522,365
Virginia: 2.0%
500,000	Virginia College Building Authority, Liberty University Projects (RB)
	5.00%, 03/01/20 (c)	573,080
750,000	Virginia Commonwealth University Health System Authority (RB)
	4.75%, 07/01/21 (c)	834,765
500,000	Virginia Small Business Financing Authority (RB)
	4.00%, 10/01/24 (c)	510,030
250,000	Virginia Small Business Financing Authority, Sentara Health Care Facilities (RB)
	5.00%, 05/01/20 (c)	279,345
		2,197,220
Washington: 3.7%
	King County, Washington Sewer Revenue (RB)
500,000	5.00%, 07/01/20 (c)	571,555
575,000	5.00%, 01/01/22 (c)	658,214
250,000	Snohomish County, Washington Limited Tax, Series A (GO)
	4.00%, 06/01/20 (c)	267,035
550,000	State of Washington (GO)
	5.00%, 08/01/20 (c)	648,890
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB)
	5.00%, 04/01/21 (c)	822,864
390,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB)
	5.00%, 02/01/21 (c)	432,935
585,000	Washington Health Care Facilities Authority, Providence Health & Services, Series A (RB)
	5.00%, 04/01/20 (c)	657,154
		4,058,647
Wisconsin: 0.9%
780,000	University of Wisconsin Hospitals & Clinics Authority, Series A (RB)
	4.00%, 04/01/23 (c)	813,634
165,000	Wisconsin Health & Educational Facilities Authority (RB)
	4.00%, 08/15/23 (c)	174,532
		988,166
Total Municipal Bonds (Cost: $99,500,366)		106,495,400

Number of Shares
MONEY MARKET FUND: 1.6% (Cost: $1,743,766)
1,743,766	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	1,743,766
Total Investments: 99.7% (Cost: $101,244,132)		108,239,166
Other assets less liabilities: 0.3%		303,842
NET ASSETS: 100.0%		$108,543,008

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	2.1%	$2,317,726
Development	4.2	4,509,455
Education	1.5	1,589,066
Facilities	1.6	1,769,592
General	0.3	341,910
General Obligation	18.4	19,896,811
Higher Education	9.3	10,056,037
Medical	24.1	26,130,572
Nursing Homes	0.4	395,066
Power	2.3	2,491,775
School District	3.0	3,228,106
Transportation	18.0	19,530,148
Utilities	4.5	4,835,463
Water	8.7	9,403,673
Money Market Fund	1.6	1,743,766
	100.0%	$108,239,166

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$106,495,400	$—	$106,495,400
Money Market Fund	1,743,766	—	—	1,743,766
Total	$1,743,766	$106,495,400	$—	$108,239,166

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2015.

See Notes to Schedules of Investments

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.8%
Alabama: 0.9%
$190,000	Alabama Public School & College Authority (RB)
	5.00%, 12/01/17 (c)	$213,495
California: 8.3%
300,000	California State Economic Recovery, Series A (GO)
	5.00%, 07/01/19 (c)	354,324
130,000	California State Public Works Board, Various University of California Projects, Series B (RB)
	5.00%, 06/01/18	148,663
165,000	California State Public Works Board, Various University of California Projects, Series E (RB)
	5.00%, 04/01/19 (c)	193,804
250,000	Clovis California Unified School District, Series A (GO)
	3.98%, 08/01/19 ^	239,475
330,000	Foothill Eastern Transportation Corridor Agency California, Senior Lien Series A (RB)
	3.55%, 01/01/20 ^	313,619
330,000	Los Angeles Unified School District, Series F (GO) (FGIC)
	5.00%, 07/01/16 (c)	351,876
330,000	Orange County, California Water District Revenue, Series B (CP) (NATL)
	5.00%, 08/15/32 (c)	453,331
		2,055,092
Colorado: 12.8%
315,000	City and County of Denver, Justice System Facilities (GO)
	5.00%, 08/01/16 (c)	337,264
1,200,000	Colorado Department of Corrections (CP) (AMBAC)
	5.00%, 03/01/16 (c)	1,261,956
	Colorado Regional Transportation District, FasTracks Project, Series A (RB) (AMBAC)
80,000	4.38%, 11/01/16 (c)	85,514
85,000	4.50%, 11/01/16 (c)	91,042
1,170,000	5.00%, 11/01/16 (c)	1,263,307
130,000	Eagle County School District No. Re-50J (GO) (AGM) (SAW)
	5.00%, 12/01/16 (c)	140,738
		3,179,821
Florida: 1.4%
190,000	Hillsborough County, Florida Junior Lien Capital Improvement Program Refunding Revenue (RB)
	5.00%, 08/01/16	203,281
130,000	Hillsborough County, Industrial Development Authority Revenue (RB)
	5.63%, 08/15/18 (c)	152,139
		355,420
Georgia: 0.9%
200,000	Georgia State, Series G (GO)
	5.00%, 12/01/17 (c)	224,732
Hawaii: 2.2%
330,000	State of Hawaii, Series DI (GO) (AGM)
	5.00%, 03/01/16 (c)	347,038
180,000	State of Hawaii, Series DJ (GO) (AMBAC)
	5.00%, 04/01/17 (c)	197,530
		544,568
Illinois: 18.3%
	Illinois Finance Authority, The University of Chicago, Series B (RB)
1,145,000	5.50%, 07/01/18 (c)	1,324,318
900,000	5.75%, 07/01/18 (c)	1,048,491
520,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM)
	5.00%, 07/01/16 (c)	554,320
	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM)
1,055,000	5.00%, 07/01/16 (c)	1,124,630
	Metropolitan Water Reclamation District of Greater Chicago (GO)
440,000	5.00%, 12/01/16 (c)	476,767
		4,528,526
Kentucky: 1.1%
240,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB)
	6.13%, 02/01/18 (c)	278,945
Maryland: 9.1%
	County of Baltimore, Catholic Health Initiatives, Series A (RB)
50,000	4.50%, 09/01/16 (c)	53,256
50,000	5.00%, 09/01/16 (c)	53,649
	County of Montgomery, Public Improvement, Series A (GO)
145,000	4.25%, 08/01/18 (c)	162,832
530,000	5.00%, 07/01/19 (c)	624,711
450,000	State of Maryland, Second Series A (GO)
	5.00%, 08/15/17 (c)	500,859
	State of Maryland, Second Series B (GO)
390,000	5.00%, 08/01/19 (c)	460,988
340,000	5.00%, 08/15/19 (c)	401,584
		2,257,879
Massachusetts: 7.7%
250,000	Commonwealth of Massachusetts, Series E (GO) (AMBAC)
	5.00%, 11/01/16 (c)	269,938
930,000	Massachusetts Bay Transportation Authority, Series C (RB)
	5.00%, 07/01/18 (c)	1,065,129
250,000	Massachusetts State Water Resources Authority, Series A (RB)
	6.50%, 07/15/19	280,772
250,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Series 13 (RB)
	5.00%, 08/01/17 (c)	277,822
		1,893,661
Michigan: 0.3%
55,000	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series V (RB)
	8.00%, 09/01/18 (c)	69,084
Missouri: 1.0%
230,000	Curators of the University of Missouri System Facilities, Series A (RB)
	5.00%, 11/01/17 (c)	257,812
Nebraska: 0.9%
200,000	Nebraska Public Power District, Series B (RB)
	5.00%, 01/01/18 (c)	225,086
New York: 3.9%
200,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL)
	6.00%, 04/01/20	235,638
	Triborough Bridge & Tunnel Authority, Series A (RB)
20,000	4.50%, 05/15/18 (c)	22,523
100,000	5.00%, 05/15/18 (c)	114,236
475,000	Triborough Bridge & Tunnel Authority, Series B (RB)
	5.50%, 01/01/22 (c)	601,844
		974,241
North Carolina: 0.7%
145,000	North Carolina Infrastructure Finance Corp., Series A (CP) (AGM)
	5.00%, 05/01/17 (c)	159,664
Oklahoma: 1.4%
295,000	Oklahoma Municipal Power Authority, Power Supply System, Series A (RB)
	5.88%, 01/01/18 (c)	338,964
Oregon: 2.6%
200,000	North Clackamas School District No. 12, Series B (GO) (AGM) (SBG)
	5.00%, 06/15/17 (c)	220,872
20,000	Redmond School District No. 2J, Deschutes and Jefferson Counties, Series A (GO) (SBG)
	5.50%, 06/15/18 (c)	23,164
345,000	State of Oregon Department of Transportation, Senior Lien, Series A (RB)
	5.00%, 05/15/19 (c)	403,785
		647,821
Pennsylvania: 1.4%
10,000	Central Bucks School District (GO) (SAW)
	5.00%, 05/15/18 (c)	11,413
300,000	Commonwealth of Pennsylvania, Series A (GO)
	5.00%, 11/01/17 (c)	336,276
		347,689
Puerto Rico: 3.2%
370,000	Commonwealth of Puerto Rico (GO)
	5.25%, 07/01/16 (c)	395,881
370,000	Puerto Rico Highways & Transportation Authority (RB)
	5.50%, 07/01/16 (c)	397,454
		793,335
Texas: 7.3%
70,000	City of Houston, Public Improvement, Series D (GO) (AGM)
	5.00%, 03/01/16 (c)	73,614
330,000	Harris County Health Facilities Development Corp. (RB)
	7.25%, 12/01/18 (c)	409,738
	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB)
345,000	5.00%, 04/01/16 (c)	363,774
905,000	Waco Health Facilities Development Corp., FHA Insured Mortgage Revenue, Hillcrest Health System Project (RB) (FHA) (NATL)
	4.50%, 08/01/16 (c)	961,526
		1,808,652
Utah: 2.5%
535,000	State of Utah, Series A (GO)
	5.00%, 07/01/18 (c)	612,735
Virginia: 2.9%
595,000	Richmond Metropolitan Authority (RB)
	5.25%, 07/15/22	709,186
Washington: 6.7%
250,000	City of Seattle, Solid Waste Revenue (RB) (NATL)
	5.00%, 02/01/17 (c)	272,477
50,000	Washington State Various Purpose, Motor Vehicle Fuel Tax, Series D (GO)
	5.00%, 01/01/18 (c)	56,272
515,000	Washington State Various Purpose, Series A (GO)
	5.00%, 07/01/17 (c)	569,750
70,000	Washington State Various Purpose, Series B (GO) (AGM)
	5.00%, 07/01/17 (c)	77,442
	Washington State Various Purpose, Series C (GO)
605,000	5.00%, 01/01/18 (c)	680,885
		1,656,826
Wisconsin: 1.3%
285,000	Wisconsin Department of Transportation, Series A (RB)
	5.00%, 07/01/18 (c)	325,889
Total Municipal Bonds (Cost: $24,130,689)		24,459,123

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $67,510)
67,510	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	67,510
Total Investments: 99.0% (Cost: $24,198,199)		24,526,633
Other assets less liabilities: 1.0%		235,348
NET ASSETS: 100.0%		$24,761,981

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	0.9%	$213,495
Facilities	2.0	502,131
General Obligation	38.3	9,405,879
Higher Education	1.1	257,812
Medical	17.7	4,351,146
Pollution	1.1	272,477
Power	2.3	564,050
School District	4.0	987,538
Transportation	30.0	7,346,001
Water	2.3	558,594
Money Market Fund	0.3	67,510
	100.0%	$24,526,633

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$24,459,123	$—	$24,459,123
Money Market Fund	67,510	—	—	67,510
Total	$67,510	$24,459,123	$—	$24,526,633

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2015.

See Notes to Schedules of Investments

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 99.3%
Alabama: 0.4%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$300,000	6.45%, 03/12/15 (c)	$303,300
60,000	Health Care Authority of Cullman County, Series A (RB)
	6.25%, 02/01/19 (c)	65,909
		369,209
Arizona: 5.9%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
1,050,000	5.00%, 02/01/20 (b)	1,225,560
250,000	5.00%, 02/01/21	296,337
1,175,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
	5.10%, 10/01/16 (c)	1,192,272
250,000	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB)
	3.75%, 07/01/24	256,177
800,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB)
	5.00%, 07/01/23	857,800
10,000	Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (RB)
	7.50%, 05/01/19	11,529
1,000,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB)
	5.00%, 11/15/19	1,055,980
	Salt Verde Financial Corp. (RB)
50,000	5.25%, 12/01/23	60,739
15,000	5.25%, 12/01/24	18,354
		4,974,748
California: 7.8%
	Alameda Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC)
155,000	1.88%, 10/01/18 ^	146,647
160,000	1.97%, 10/01/17 ^	154,134
50,000	2.51%, 10/01/20 ^	44,600
315,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB)
	5.00%, 07/01/15 (c)	313,063
150,000	California Housing Finance Agency, Series G (RB)
	4.95%, 02/01/17 (c)	154,294
150,000	California Municipal Finance Authority, Rocketship Education, Series A (RB)
	6.00%, 06/01/22 (c)	164,704
50,000	California Pollution Control Financing Authority, Pacific Gas and Electric Co. (RB) (FGIC)
	4.75%, 06/01/17 (c)	53,711
600,000	City of San Buenaventura, Community Memorial Health System (RB)
	6.50%, 12/01/21	730,770
250,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB)
	5.00%, 07/15/19 (c) (p)	279,050
600,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB)
	5.50%, 07/15/22 (c) (p)	703,806
1,000,000	Foothill-Eastern Transportation Corridor Agency, Series B (RB)
	5.00%, 07/15/17 (c) (p)	1,090,350
	Inland Empire Tobacco Securitization Authority, Series A (RB)
140,000	4.63%, 06/01/17 (c)	138,368
600,000	5.00%, 06/01/17 (c)	602,046
15,000	Oakland Unified School District, Series A (GO)
	6.25%, 08/01/19	18,113
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST)
	5.00%, 08/01/22 (c)	115,974
500,000	San Joaquin Hills Transportation Corridor Agency, Series A (RB)
	5.00%, 01/15/17	541,305
	San Jose Redevelopment Agency, Series D (AMBAC) (TA)
10,000	5.00%, 08/01/16	10,609
100,000	5.00%, 08/01/17 (c)	108,785
210,000	Vernon City, California, Electric System Revenue, Series A (RB)
	5.13%, 08/01/19 (c)	236,134
1,000,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
	4.00%, 09/01/21	1,002,850
		6,609,313
Colorado: 0.3%
250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB)
	5.20%, 03/12/15 (c)	251,197
Connecticut: 0.5%
150,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB)
	6.45%, 03/12/15 (c)	150,164
200,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
	7.00%, 04/01/20 (c)	232,046
		382,210
Florida: 1.5%
200,000	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
	5.63%, 11/15/17 (c)	207,978
25,000	Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Series A (RB)
	5.50%, 08/15/20 (c)	29,474
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA)
	4.50%, 08/01/24	254,642
500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB)
	6.00%, 06/01/21	548,630
200,000	Village Community Development District No. 10 (SA)
	4.50%, 05/01/22 (c)	221,034
		1,261,758
Georgia: 1.0%
750,000	DeKalb County, Georgia Hospital Authority, Dekalb Medical Center, Inc. Project (RB)
	5.25%, 09/01/20	871,950
Guam: 0.9%
	A. B. Won Pat International Airport Authority, Series C (RB)
25,000	5.00%, 10/01/16	26,528
45,000	5.00%, 10/01/17	49,089
	Government of Guam, Series A (GO)
150,000	5.00%, 11/15/17 (c)	156,144
445,000	6.00%, 11/15/19	487,653
		719,414
Hawaii: 0.2%
165,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB)
	6.30%, 03/12/15 (c)	165,754
Idaho: 0.8%
500,000	Idaho Health Facilities Authority, Series B-1 (RB)
	6.50%, 10/01/15 (c)	505,015
200,000	Idaho Health Facilities Authority, Series B-2 (RB)
	6.00%, 10/01/15 (c)	201,612
		706,627
Illinois: 4.9%
405,000	City of Chicago, Series A-2 (GO) (AMBAC)
	5.50%, 01/01/18	435,096
60,000	Illinois Finance Authority, Institute of technology, Series A (RB)
	5.00%, 04/01/16 (c)	62,056
70,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
	8.00%, 05/15/15 (c)	49,090
150,000	Illinois Finance Authority, Peace Village (RB)
	5.25%, 08/15/23	159,643
150,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB)
	7.00%, 03/02/15 (c)	150,304
	Illinois Railsplitter Tobacco Settlement Authority (RB)
95,000	5.00%, 06/01/17	103,940
700,000	5.00%, 06/01/18	788,879
590,000	5.00%, 06/01/19	679,898
625,000	5.25%, 06/01/20	734,350
40,000	5.25%, 06/01/21	47,739
25,000	5.38%, 06/01/21	30,022
745,000	5.50%, 06/01/21 (c)	892,808
15,000	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB)
	1.32%, 06/15/17 ^	14,602
		4,148,427
Indiana: 0.9%
10,000	City of Anderson Economic Development, Anderson University Project (RB)
	4.75%, 03/12/15 (c)	10,006
265,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB)
	6.00%, 12/01/19	294,288
385,000	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series B (RB)
	5.00%, 01/01/17 (c)	413,579
15,000	Indianapolis Airport Authority, Federal Express Corp. Project (RB)
	5.10%, 01/15/17	16,170
		734,043
Iowa: 2.5%
410,000	City of Coralville, Marriott Hotel and Convention Center, Series D (CP)
	5.25%, 06/01/16 (c)	413,833
	Iowa Finance Authority, Iowa Fertilizer Company Project (RB)
590,000	5.00%, 12/01/19	632,197
1,000,000	5.50%, 12/01/18 (c)	1,065,070
		2,111,100
Kansas: 0.0%
30,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC)
	5.13%, 01/01/17 (c)	30,808
Kentucky: 1.2%
10,000	Kentucky Economic Development Finance Authority (RB)
	5.25%, 06/01/20 (c)	11,443
925,000	Kentucky Public Transportation Infrastructure Authority, Series A (RB)
	5.00%, 07/01/17	1,014,447
		1,025,890
Louisiana: 7.1%
	City of New Orleans, Louisiana Sewerage Service (RB)
1,000,000	5.00%, 06/01/18	1,121,740
1,225,000	5.00%, 06/01/19	1,406,092
670,000	5.00%, 06/01/20	783,585
70,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB)
	6.25%, 12/01/19	79,371
415,000	Louisiana Public Facilities Authority, Progressive Healthcare Providers (RB)
	6.38%, 03/12/15 (c) (d)	189,207
1,000,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Series A (RB)
	7.50%, 07/01/23	1,037,060
340,000	Parish of St. Charles, Valero Project (RB)
	4.00%, 06/01/22 (p)	375,367
900,000	Tobacco Settlement Financing Corp., Series A (RB)
	5.00%, 05/15/21 (b)	1,062,666
		6,055,088
Maine: 0.3%
90,000	Health and Higher Education Facilities Authority (RB)
	5.00%, 07/01/19	99,931
140,000	Maine Health and Higher Educational Facilities Authority (RB)
	5.00%, 07/01/20	157,223
		257,154
Maryland: 2.0%
500,000	City of Westminster, The Lutheran Village at Millers Grant, Inc. (RB)
	4.88%, 07/01/23	528,035
500,000	Maryland Health and Higher Educational Facilities Authority (RB)
	5.00%, 07/01/24	607,480
	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA)
110,000	5.25%, 09/01/16 (c)	114,902
210,000	5.25%, 09/01/16 (c)	220,025
220,000	5.25%, 09/01/16 (c)	232,544
		1,702,986
Massachusetts: 0.2%
125,000	Massachusetts Development Finance Agency, Series H (RB)
	5.00%, 07/01/16	131,216
Michigan: 6.4%
250,000	Michigan Finance Authority, Sewage Disposal System, Series C-6 (RB)
	5.00%, 07/01/16	263,767
	Michigan Finance Authority, Sewage Disposal System, Series C-8 (RB)
250,000	5.00%, 07/01/16	262,467
250,000	5.00%, 07/01/17	271,237
250,000	5.00%, 07/01/18	277,642
	Michigan Finance Authority, Water Supply System, Series D-4 (RB)
500,000	5.00%, 07/01/16	527,535
1,000,000	5.00%, 07/01/17	1,092,680
1,150,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB)
	7.50%, 03/12/15 (c)	1,150,379
500,000	Michigan Strategic Fund, Series A (TA)
	4.12%, 07/01/18 (c) (p)	512,045
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
1,050,000	5.13%, 06/01/17 (c)	950,302
90,000	5.25%, 06/01/17 (c)	82,095
		5,390,149
Minnesota: 0.1%
110,000	City of International Falls, Pollution Control (RB)
	5.65%, 03/12/15 (c)	111,210
Mississippi: 0.0%
30,000	Mississippi Business Finance Corp., System Energy Resources, Inc. (RB)
	5.88%, 03/09/15 (c)	30,021
Missouri: 0.3%
140,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
	6.25%, 03/12/15 (c)	140,477
120,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
	5.00%, 06/15/15 (c)	122,147
		262,624
Nebraska: 0.3%
200,000	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A (RB) (AMBAC)
	5.00%, 01/01/17 (c)	213,704
New Hampshire: 0.0%
15,000	New Hampshire Higher Educational and Health Facilities Authority, Franklin Pierce College (RB) (ACA)
	5.25%, 03/12/15 (c)	14,117
New Jersey: 6.6%
85,000	City of Atlantic City, Series A (GO)
	5.50%, 02/15/18	84,202
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
1,000,000	5.00%, 06/15/17	1,086,580
600,000	5.00%, 06/15/19	678,336
165,000	5.00%, 06/15/22	191,979
150,000	5.00%, 06/15/22 (c)	172,678
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
155,000	4.88%, 09/15/19	164,205
225,000	5.13%, 08/20/22 (c)	245,313
500,000	New Jersey Economic Development Authority, Long Gate Project (RB)
	4.38%, 01/01/24	516,950
1,295,000	Pollution Control Financing Authority, Chambers Project, Series A (RB)
	5.00%, 12/01/23	1,487,528
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
325,000	4.50%, 06/01/17 (c)	326,193
75,000	5.00%, 06/01/17 (c)	81,334
	Tobacco Settlement Financing Corp., Series 1A (RB)
500,000	5.00%, 06/01/17 (c)	545,965
40,000	5.00%, 06/01/17	43,998
		5,625,261
New Mexico: 1.2%
900,000	County of Otero, Jail Project (RB)
	5.75%, 10/01/16 (c)	871,227
150,000	Otero County, New Mexico Jail Project Revenue (RB)
	6.00%, 10/01/16 (c)	137,721
		1,008,948
New York: 7.9%
1,000,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
	3.75%, 01/01/20	1,048,890
400,000	Jefferson County Industrial Development Agency (RB)
	4.75%, 01/01/20	403,992
545,000	New York City Industrial Development Agency, Civic Facility, Series A (RB)
	5.00%, 12/01/16 (c)	577,983
100,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
	5.00%, 01/01/17 (c)	107,304
100,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB)
	5.00%, 03/12/15 (c)	100,240
205,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB)
	5.00%, 07/01/22	228,161
	New York Dormitory Authority, Pace University, Series A (RB)
250,000	4.00%, 05/01/22	267,500
165,000	5.00%, 05/01/23	188,930
150,000	New York Dormitory Authority, Yeshiva University (RB)
	5.00%, 09/01/19 (c)	161,337
1,000,000	New York State Environmental Facilities Corp. (RB)
	3.75%, 12/02/19 (p)	1,007,800
500,000	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project, Series A (RB)
	5.00%, 07/01/19	555,170
20,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
	5.00%, 12/01/20	23,295
30,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB)
	5.00%, 07/01/18	33,849
	Town of Oyster Bay, New York Public Improvement (GO)
90,000	3.00%, 08/15/16	92,992
55,000	3.00%, 08/15/17 (c)	56,104
50,000	3.00%, 08/15/17 (c)	51,629
1,105,000	3.00%, 08/15/17 (c)	1,144,890
75,000	TSASC, Inc., Tobacco Settlement, Series 1 (RB)
	4.75%, 06/01/16 (c)	75,754
500,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB)
	5.00%, 11/01/19	580,295
		6,706,115
Ohio: 8.2%
25,000	Buckeye Tobacco Settlement Financing Authority, Series A-1 (RB)
	5.00%, 06/01/17	27,323
	Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
1,500,000	5.13%, 06/01/17 (c)	1,294,755
190,000	5.38%, 06/01/17 (c)	166,603
150,000	City of Cleveland, Airport Special Revenue, Continental Airlines, Inc. Project (RB)
	5.70%, 03/12/15 (c)	150,549
340,000	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC)
	5.00%, 01/01/17 (c)	366,313
	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC)
50,000	5.00%, 01/01/17 (c)	53,979
90,000	5.25%, 01/01/21	106,442
	County of Muskingum, Genesis HealthCare System Obligated Group Project (RB)
50,000	4.00%, 02/15/23	51,278
135,000	5.00%, 02/15/20	146,273
90,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB)
	5.63%, 10/01/19	102,632
	Ohio Air Quality Development Authority, Series A (RB)
935,000	3.75%, 12/03/18 (p)	998,599
160,000	5.70%, 08/01/20	186,746
900,000	Ohio Air Quality Development Authority, Series C (RB)
	5.63%, 06/01/18	1,009,980
	Ohio State Water Development Authority, Series A (RB)
1,000,000	3.00%, 05/15/19	1,034,560
150,000	5.88%, 06/01/16 (p)	159,105
1,030,000	Ohio State Water Development Authority, Series B (RB)
	4.00%, 06/03/19 (p)	1,110,577
		6,965,714
Oregon: 0.3%
250,000	Hospital Facilities Authority of Multnomah County Oregon (RB)
	5.00%, 10/01/19	269,882
Pennsylvania: 2.9%
750,000	Beaver County Industrial Development Authority, Pollution Control, Series B (RB)
	3.50%, 06/01/20 (p)	787,920
135,000	Delaware River Port Authority, Port District Project (RB)
	5.00%, 01/01/22	155,825
120,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB)
	5.13%, 12/01/15	121,555
150,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB)
	6.25%, 10/15/19 (c)	178,440
150,000	Philadelphia Authority for Industrial Development, Series A (RB)
	5.88%, 06/15/22	159,894
500,000	Philadelphia Hospital and Higher Education Facilities Authority, Series A (RB)
	5.00%, 07/01/17	538,030
	Philadelphia Hospital and Higher Education Facilities Authority, Series B (RB)
100,000	5.00%, 07/01/17 (c)	104,397
370,000	5.00%, 07/01/17	388,951
		2,435,012
Puerto Rico: 4.7%
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
45,000	5.00%, 07/01/16 (c)	38,276
35,000	5.00%, 07/01/16 (c)	30,272
70,000	5.00%, 07/01/17 (c)	54,609
50,000	5.00%, 07/01/17 (c)	38,756
25,000	5.00%, 07/01/17 (c)	21,265
120,000	5.00%, 07/01/17 (c)	103,789
790,000	5.00%, 07/01/18 (c)	642,381
70,000	5.00%, 07/01/20	56,920
150,000	5.25%, 03/12/15 (c)	120,023
80,000	5.25%, 07/01/16 (c)	62,809
75,000	5.25%, 07/01/16 (c)	57,476
80,000	5.50%, 07/01/17	72,683
25,000	5.50%, 07/01/17	23,917
50,000	5.50%, 07/01/18 (c)	38,692
65,000	5.50%, 07/01/18	56,973
40,000	5.50%, 07/01/19	37,222
150,000	5.50%, 07/01/19	130,211
10,000	Commonwealth of Puerto Rico, Public Improvement, Series D (GO)
	5.00%, 07/01/16 (c)	8,506
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
100,000	4.13%, 07/01/16 (c)	70,196
100,000	4.75%, 07/01/16 (c)	68,892
10,000	5.00%, 07/01/16 (c)	10,088
	Puerto Rico Electric Power Authority, Series TT (RB)
20,000	4.20%, 07/01/17 (c)	10,501
15,000	5.00%, 07/01/17 (c)	7,916
	Puerto Rico Electric Power Authority, Series ZZ (RB)
180,000	5.00%, 07/01/18	94,988
50,000	5.00%, 07/01/19	26,241
500,000	Puerto Rico Government Development, Series B (RB)
	5.00%, 12/01/16	459,060
75,000	Puerto Rico Highways and Transportation Authority, Series K (RB)
	5.00%, 07/01/15 (c)	45,608
	Puerto Rico Highways and Transportation Authority, Series M (RB)
100,000	4.00%, 07/01/17	69,514
10,000	4.13%, 07/01/17 (c)	6,084
40,000	Puerto Rico Highways and Transportation Authority, Series N (RB)
	5.50%, 07/01/21	22,915
140,000	Puerto Rico Highways and Transportation Authority, State Infrastructure Bank (RB)
	5.00%, 07/01/15 (c)	80,104
	Puerto Rico Infrastructure Financing Authority, Series C (RB) (AMBAC)
50,000	5.50%, 07/01/16	50,684
75,000	5.50%, 07/01/20	57,950
70,000	Puerto Rico Public Buildings Authority, Series F (RB) (COMWLTH GTD)
	5.25%, 07/01/19	56,501
360,000	Puerto Rico Public Buildings Authority, Series H (RB) (AMBAC) (COMWLTH GTD)
	5.50%, 07/01/18	372,996
	Puerto Rico Public Buildings Authority, Series M (RB) (COMWLTH GTD)
15,000	5.50%, 07/01/19	12,145
40,000	5.75%, 07/01/16	36,955
65,000	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD)
	5.50%, 07/01/17 (c)	52,630
35,000	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD)
	5.75%, 07/01/18	28,720
40,000	Puerto Rico Public Buildings Authority, Series Q (RB) (COMWLTH GTD)
	5.13%, 03/12/15 (c)	29,255
35,000	Puerto Rico Public Buildings Authority, Series U (RB) (COMWLTH GTD)
	5.00%, 07/01/20	26,213
	University of Puerto Rico, Series P (RB)
70,000	5.00%, 06/01/16 (c)	43,103
175,000	5.00%, 06/01/16 (c)	107,314
250,000	5.00%, 06/01/16 (c)	154,575
375,000	5.00%, 06/01/16 (c)	235,811
40,000	5.00%, 06/01/16 (c)	24,836
195,000	University of Puerto Rico, Series Q (RB)
	5.00%, 06/01/16 (c)	137,561
		3,994,136
South Carolina: 0.5%
335,000	South Carolina Jobs, Economic Development Authority, Palmetto Health (RB)
	5.38%, 08/01/19 (c)	382,717
South Dakota: 0.3%
250,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
	5.00%, 11/15/16 (c)	257,980
Tennessee: 0.1%
	Clarksville Natural Gas Acquisition Corp. (RB)
25,000	5.00%, 12/15/15	25,878
50,000	5.00%, 12/15/17	55,080
25,000	5.00%, 12/15/21	29,004
		109,962
Texas: 10.4%
	Central Texas Turnpike System, Series C (RB)
200,000	5.00%, 08/15/24 (a)(c)	242,734
300,000	5.00%, 08/15/24 (a)	367,239
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
1,000,000	4.50%, 07/01/20	1,091,040
1,000,000	4.75%, 07/01/24	1,100,280
300,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A-1 (RB)
	6.15%, 03/12/15 (c)	300,843
20,000	Maverick County Public Facility Corp., Series A-1 (RB)
	6.25%, 08/01/17 (c) (d)	10,484
350,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB)
	5.00%, 01/01/24	370,618
	Sam Rayburn Municipal Power Agency, Power Supply System (RB)
10,000	5.00%, 10/01/15	10,313
500,000	5.00%, 10/01/21	592,720
370,000	Tarrant County Cultural Education Facilities Finance Corp., Series C-1 (RB)
	7.50%, 03/12/15 (c)	368,653
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
25,000	5.00%, 12/15/15	25,873
155,000	5.25%, 12/15/21	181,941
130,000	5.25%, 12/15/22	153,847
220,000	5.63%, 12/15/17	238,691
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
1,500,000	5.00%, 12/15/21	1,776,675
1,000,000	5.00%, 12/15/22	1,189,230
25,000	Texas Turnpike Authority, First Tier, Series A (RB) (AMBAC)
	0.74%, 08/15/16 ^	24,776
500,000	Town of Westlake, Solana Public Improvement (SA)
	5.50%, 09/01/25 (a)	501,170
225,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
	6.00%, 01/01/21 (c)	247,468
		8,794,595
Vermont: 1.5%
1,000,000	City of Burlington, Vermont Airport Revenue, Series A (RB)
	5.00%, 07/01/22	1,136,210
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB)
	5.00%, 12/15/20	173,788
		1,309,998
Virgin Islands: 3.4%
	Virgin Islands Public Finance Authority, Series A (RB)
1,050,000	5.00%, 10/01/20	1,199,761
100,000	6.75%, 10/01/19	113,058
400,000	Virgin Islands Public Finance Authority, Series B (RB)
	5.00%, 10/01/19	451,200
1,000,000	Virgin Islands Public Finance Authority, Series C (RB)
	5.00%, 10/01/19 (c)	1,119,960
		2,883,979
Virginia: 1.3%
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB)
	4.13%, 01/01/22 (c)	25,780
1,070,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB)
	4.75%, 07/01/23	1,098,697
		1,124,477
Washington: 0.7%
10,000	Washington Economic Development Finance Authority (RB)
	9.35%, 08/01/18	10,288
450,000	Washington State Housing Finance Commission, Rockwood Retirement Communities Project, Series B-1 (RB)
	5.88%, 03/02/15 (c)	450,279
100,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
	5.25%, 01/01/17	101,976
		562,543
West Virginia: 0.7%
500,000	Mason County Pollution Control, Appalachian Power Co. Project, Series L (RB)
	1.63%, 10/01/18 (p)	505,890
65,000	West Virginia Hospital Finance Authority, Thomas health System, Inc. (RB)
	6.25%, 10/01/18 (c)	69,539
		575,429
Wisconsin: 3.1%
935,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series B (RB)
	5.00%, 07/01/22	1,040,636
750,000	Public Finance Authority, Rose Villa Project, Series B-1 (RB)
	4.50%, 11/15/15 (c)	759,630
560,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, Series A (RB)
	7.00%, 06/01/20	635,219
160,000	Wisconsin State Health and Educational Facilities Authority, Wheaton Franciscan Health Care System (RB)
	5.25%, 08/15/16 (c)	170,859
		2,606,344
Total Municipal Bonds (Cost: $82,521,439)		84,143,809

Number of Shares
MONEY MARKET FUND: 1.2% (Cost: $1,004,439)
1,004,439	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	1,004,439
Total Investments: 100.5% (Cost: $83,525,878)		85,148,248
Liabilities in excess of other assets: (0.5)%		(405,327)
NET ASSETS: 100.0%		$84,742,921

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(a)	When-Issued security
(b)	Security is segregated as collateral for when issued security
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	3.9%	$3,369,908
Development	20.1	17,122,332
Education	2.1	1,769,481
Facilities	5.2	4,402,287
General Obligation	11.5	9,825,349
Higher Education	2.3	1,923,073
Medical	12.5	10,673,410
Nursing Homes	7.8	6,628,235
Pollution	2.1	1,798,785
Power	1.1	916,467
School District	0.0	18,113
Single Family Housing	0.2	154,294
Tobacco Settlement	10.2	8,675,038
Transportation	9.7	8,254,921
Utilities	5.3	4,550,662
Water	4.8	4,061,454
Money Market Fund	1.2	1,004,439
	100.0%	$85,148,248

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$84,143,809	$—	$84,143,809
Money Market Fund	1,004,439	—	—	1,004,439
Total	$1,004,439	$84,143,809	$—	$85,148,248

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2015.

See Notes to Schedules of Investments

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Principal
Amount		Value
MUNICIPAL BONDS: 98.8%
Alabama: 0.6%
$1,400,000	Alabama Federal Aid Highway Finance Authority (RB)
	5.00%, 09/01/19	$1,630,692
Alaska: 0.0%
55,000	State of Alaska, Series A (GO)
	4.00%, 08/01/17	59,718
Arizona: 1.0%
630,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP)
	5.00%, 06/01/19	733,200
865,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB)
	5.00%, 07/01/17	955,418
590,000	City of Scottsdale (GO)
	3.00%, 07/01/18	633,760
255,000	Maricopa County Community College District, Series D (GO)
	3.00%, 07/01/18	274,270
		2,596,648
Arkansas: 0.4%
1,000,000	State of Arkansas, Federal Highway Grant (GO)
	5.00%, 04/01/18	1,135,420
California: 13.4%
1,000,000	Bay Area Toll Authority, Toll Bridge Revenue, Series B (RB)
	1.50%, 10/01/17 (c) (p)	1,013,870
2,250,000	Bay Area Toll Authority, Toll Bridge Revenue, Series C (RB)
	1.87%, 10/01/18 (c) (p)	2,300,130
725,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB)
	5.00%, 10/15/19 (p)	850,816
	California State Department of Water Resources, Central Valley Project, Series AM (RB)
250,000	4.00%, 12/01/18	280,980
250,000	5.00%, 12/01/18	290,397
750,000	California State Department of Water Resources, Power Supply Revenue, Series L (RB)
	5.00%, 05/01/16	795,007
500,000	California State Department of Water Resources, Power Supply Revenue, Series N (RB)
	5.00%, 05/01/20	603,580
1,670,000	California State Department of Water Resources, Series L (RB)
	5.00%, 05/01/17	1,840,858
750,000	California State Department of Water Resources, Series M (RB)
	5.00%, 05/01/16	795,007
310,000	California State Public Works Board, Department of State Hospital, Series E (RB)
	5.00%, 06/01/20	366,832
475,000	California State Public Works Board, Series C (RB)
	4.00%, 06/01/16	498,156
520,000	California State Public Works Board, Series E (RB)
	4.00%, 06/01/17	559,754
1,000,000	California State Public Works Board, Series G (RB)
	4.00%, 11/01/17	1,087,450
	California State Public Works Board, Various Capital Projects, Series A (RB)
150,000	5.00%, 04/01/17	163,995
10,000	5.00%, 04/01/19	11,612
100,000	California State Public Works Board, Various Judicial Projects, Series A (RB)
	3.00%, 03/01/17	104,857
75,000	California State University, Series A (RB)
	5.00%, 11/01/18	86,919
	California State Various Purpose (GO)
100,000	2.00%, 04/01/17	103,194
200,000	3.50%, 03/01/16	207,216
1,370,000	4.00%, 09/01/17	1,488,834
175,000	4.00%, 02/01/18	192,287
1,000,000	4.00%, 02/01/19	1,122,950
500,000	5.00%, 03/01/16	526,095
1,000,000	5.00%, 09/01/16	1,073,960
900,000	5.00%, 09/01/16	966,114
430,000	5.00%, 02/01/17	468,571
1,225,000	5.00%, 04/01/17	1,342,906
1,375,000	5.00%, 10/01/17	1,533,537
400,000	5.00%, 11/01/17	447,436
435,000	5.00%, 03/01/18	492,085
1,400,000	5.00%, 04/01/18	1,587,712
3,435,000	5.00%, 09/01/18	3,943,757
200,000	5.00%, 02/01/20	238,320
1,000,000	5.00%, 04/01/20	1,196,150
1,850,000	5.00%, 09/01/20	2,232,432
25,000	5.00%, 10/01/20	30,212
30,000	California State, Department of Water Resources Power Supply, Series L (RB)
	5.00%, 05/01/20	36,215
1,000,000	California Statewide Communities Development Authority, Pollution Control, Series A (RB)
	1.37%, 04/02/18 (p)	1,010,080
435,000	California Water Resources Department Power Supply, Series L (RB)
	5.00%, 05/01/18	496,500
25,000	City of Los Angeles, Department of Airports, Series A (RB)
	5.00%, 05/15/18	28,498
1,750,000	City of Los Angeles, Series B (GO)
	5.00%, 09/01/16	1,877,697
60,000	City of Los Angeles, Wastewater System Revenue, Series A (RB)
	5.00%, 06/01/19	70,775
50,000	East Bay Municipal Utility District, Water System Revenue, Series B (RB)
	5.00%, 06/01/18	57,214
100,000	Los Angeles County Metropolitan Transportation Authority, Series B (RB)
	5.00%, 06/01/19	117,865
275,000	Los Angeles Unified School District, Series A (GO)
	4.00%, 07/01/18	305,805
1,000,000	Los Angeles, California Unified School District, Series J (GO)
	5.00%, 07/01/17	1,108,610
140,000	Metropolitan Water District of Southern California, Series C (RB)
	5.00%, 07/01/17	155,240
290,000	San Diego County Water Authority, Series A (RB)
	4.00%, 05/01/18	320,914
50,000	San Diego County Water Authority, Series S-1 (RB)
	5.00%, 06/01/16 (c)	53,264
30,000	San Jose Financing Authority, Civil Center Project, Series A (RB)
	5.00%, 06/01/20	35,915
10,000	Santa Clara County, California Financing Authority Lease, Capital Projects, Series A (RB)
	4.00%, 02/01/17	10,676
100,000	State of California Department of Water Resources Power Supply Revenue, Series M (RB)
	5.00%, 05/01/18	114,138
40,000	State of California Department of Water Resources Power Supply Revenue, Series N (RB)
	4.00%, 05/01/18	44,373
		36,687,767
Colorado: 0.6%
1,000,000	City and County of Denver, Series A (GO)
	5.00%, 08/01/17	1,109,710
175,000	Metro Wastewater Reclamation District, Series A (RB)
	5.00%, 04/01/17	191,963
250,000	Regional Transportation District, Series A (CP)
	5.00%, 06/01/18	282,707
		1,584,380
Connecticut: 1.8%
1,670,000	Connecticut State Health and Educational Facilities Authority, Series A-3 (RB)
	0.88%, 02/08/18 (p)	1,671,737
750,000	Connecticut State, Series D (GO)
	5.00%, 11/01/20	901,657
500,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
	5.00%, 12/01/20	603,450
	State of Connecticut, Series C (GO)
250,000	5.00%, 06/01/16	265,525
250,000	5.00%, 07/15/19	292,677
500,000	5.00%, 06/01/20	596,295
500,000	State of Connecticut, Series D (GO)
	4.00%, 06/15/18	552,470
		4,883,811
Delaware: 0.2%
	State of Delaware, Series B (GO)
110,000	5.00%, 02/01/16	115,273
500,000	5.00%, 02/01/17	545,265
		660,538
District of Columbia: 0.1%
80,000	District of Columbia, Series A (GO)
	5.00%, 06/01/19	93,734
75,000	District of Columbia, Series C (RB)
	5.00%, 12/01/17	84,117
		177,851
Florida: 5.1%
	Broward County School Board, Series A (CP)
175,000	5.00%, 07/01/18	199,472
155,000	5.00%, 07/01/19	181,525
150,000	Broward County, Airport System Revenue, Series Q-1 (RB)
	5.00%, 10/01/17	166,830
	Citizens Property Insurance Corp., Series A-1 (RB) (AGM)
400,000	4.00%, 06/01/17	428,464
500,000	5.00%, 06/01/19	578,005
75,000	City of Jacksonville, Better Jacksonville Sales Tax (RB)
	5.00%, 10/01/16	80,540
600,000	City of Jacksonville, Series A (RB)
	5.00%, 10/01/16	645,570
	City of Jacksonville, Series B (RB)
260,000	5.00%, 10/01/16	279,747
475,000	5.00%, 10/01/17	528,566
1,600,000	City of Jacksonville, Series C (RB)
	5.00%, 10/01/18	1,824,976
100,000	Florida Department of Environmental Protection, Series A (RB)
	5.00%, 07/01/20	119,666
60,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB)
	5.00%, 07/01/16	63,960
65,000	JEA Electric System, Series Three A (RB)
	5.00%, 10/01/18	74,874
	JEA Electric System, Series Three D (RB)
50,000	4.00%, 10/01/16	52,972
690,000	5.00%, 10/01/19	812,206
75,000	Miami-Dade County Expressway Authority, Toll System Revenue, Series A (RB)
	5.00%, 07/01/18	85,434
900,000	Orange County, Sales Tax, Series C (RB)
	5.00%, 01/01/20	1,067,733
130,000	Orlando-Orange County Expressway Authority (RB)
	5.00%, 07/01/19	151,696
400,000	Palm Beach County School District, Series A (CP)
	5.00%, 08/01/16 (p)	426,592
175,000	Palm Beach County, Public Improvement (RB)
	5.00%, 06/01/18	199,315
50,000	St. Johns River Power Park, Issue Two, Series Twenty-Five (RB)
	5.00%, 10/01/16	53,772
50,000	State of Florida, Board of Education, Full Faith and Credit, Series A (GO)
	5.00%, 06/01/19	58,607
85,000	State of Florida, Board of Education, Full Faith and Credit, Series B (GO)
	5.00%, 06/01/20	102,099
170,000	State of Florida, Board of Education, Full Faith and Credit, Series C (GO)
	5.00%, 06/01/16	180,651
260,000	State of Florida, Board of Education, Lottery Revenue, Series D (RB)
	5.00%, 07/01/17	286,520
	State of Florida, Board of Education, Lottery Revenue, Series E (RB)
475,000	5.00%, 07/01/16	506,212
100,000	5.00%, 07/01/19	116,783
1,000,000	State of Florida, Board of Education, Lottery Revenue, Series F (RB)
	5.00%, 07/01/18	1,136,220
	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
900,000	5.00%, 06/01/16	955,638
100,000	5.00%, 06/01/18	113,894
1,000,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
	5.00%, 06/01/16	1,062,650
595,000	State of Florida, Department of Environmental Protection, Series B (RB)
	5.00%, 07/01/18	678,853
90,000	State of Florida, Department of Transportation Turnpike Revenue, Series A (RB)
	5.00%, 07/01/18	102,880
500,000	State of Florida, Department of Transportation, Full Faith and Credit, Series A (GO)
	5.00%, 07/01/19	589,825
100,000	Sunshine State Governmental Financing Commission, Series A (RB)
	5.00%, 09/01/16	107,248
		14,019,995
Georgia: 3.4%
400,000	City of Atlanta, Airport Passenger Facility, Series B (RB)
	5.00%, 01/01/17	433,664
600,000	City of Atlanta, Department of Aviation, Series A (RB)
	5.00%, 01/01/17	651,096
315,000	City of Atlanta, Department of Aviation, Series C (RB)
	5.00%, 01/01/20	373,540
280,000	County Board of Education of Richmond County (GO) (SAW)
	5.00%, 10/01/17	310,710
330,000	Forsyth County School District (GO)
	5.00%, 02/01/19	384,202
1,200,000	Fulton County Development Authority, Georgia Tech Athletic Association Project, Series A (RB)
	5.00%, 10/01/19	1,406,568
2,315,000	Gwinnett County School District, Series A (GO)
	4.50%, 10/01/17	2,552,079
250,000	Gwinnett County Water & Sewerage Authority (RB)
	5.00%, 08/01/20	301,967
	Municipal Electric Authority of Georgia, Series A (RB)
500,000	5.00%, 11/01/17	557,845
1,000,000	5.00%, 01/01/20	1,177,980
	State of Georgia, Series A (GO)
400,000	5.00%, 07/01/16	426,516
75,000	5.00%, 02/01/18	84,746
25,000	5.00%, 07/01/19	29,456
140,000	State of Georgia, Series C (GO)
	5.00%, 07/01/18	160,240
500,000	State of Georgia, Series F (GO)
	5.00%, 12/01/16	541,780
		9,392,389
Hawaii: 0.8%
150,000	City and County Honolulu, Wastewater System Revenue, Series B (RB)
	5.00%, 07/01/20	179,934
25,000	State of Hawaii, Series DY (GO)
	5.00%, 02/01/19	29,053
1,000,000	State of Hawaii, Series DZ (GO)
	5.00%, 12/01/19	1,188,470
500,000	State of Hawaii, Series EA (GO)
	5.00%, 12/01/16	541,585
235,000	State of Hawaii, Series EH (GO)
	5.00%, 08/01/19	276,865
		2,215,907
Illinois: 7.3%
480,000	Chicago, Illinois, O’Hare International Airport Revenue, Series B (RB)
	5.00%, 01/01/17	518,674
250,000	Chicago, Illinois, O’Hare International Airport, 3rd Lien, Series A (RB)
	5.00%, 01/01/17	270,143
	City of Chicago, Modern Schools Across Chicago Program, Series A (GO)
500,000	4.00%, 12/01/17	526,760
2,250,000	5.00%, 12/01/19	2,508,435
615,000	County of Cook, Series A (GO)
	5.00%, 11/15/19	708,708
	State of Illinois (GO)
1,500,000	5.00%, 01/01/16	1,558,845
700,000	5.00%, 01/01/17	752,787
955,000	5.00%, 01/01/17	1,027,962
1,250,000	5.00%, 03/01/17	1,348,112
4,100,000	5.00%, 08/01/17	4,477,077
740,000	5.00%, 01/01/18	816,102
500,000	5.00%, 02/01/20	571,175
1,000,000	State of Illinois, Department of Employment Security, Series B (RB)
	5.00%, 12/15/16 (c)	1,083,770
500,000	State of Illinois, Sales Tax, Junior Lien (RB)
	3.00%, 06/15/16	517,735
500,000	State of Illinois, Sales Tax, Junior Obligation (RB)
	5.00%, 06/15/18	567,950
	State of Illinois, Series A (GO)
500,000	3.00%, 01/01/18	521,405
500,000	3.50%, 09/01/15	508,630
250,000	3.88%, 09/01/17	266,510
850,000	4.00%, 01/01/17	898,076
500,000	5.00%, 04/01/17	540,690
		19,989,546
Indiana: 0.7%
	Indiana Finance Authority, Wastewater Utility, Series A (RB)
50,000	2.50%, 10/01/16	51,650
710,000	5.00%, 10/01/19	833,980
640,000	5.00%, 10/01/20	769,542
120,000	Indianapolis Local Public Improvement Bond Bank, Series K (RB)
	5.00%, 06/01/19	139,436
		1,794,608
Kansas: 0.0%
50,000	State of Kansas Department of Transportation (RB)
	5.00%, 09/01/19	59,069
Kentucky: 1.7%
50,000	Kentucky Asset Liability Commission Project, Series A (RB)
	5.00%, 09/01/19	58,385
	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A (RB)
500,000	5.00%, 02/01/17	543,910
1,710,000	5.00%, 02/01/18	1,928,401
200,000	Kentucky Public Transportation Infrastructure Authority, Series A (RB)
	5.00%, 07/01/17	219,340
400,000	Kentucky State Property & Building Commission, Project No. 100, Series A (RB)
	5.00%, 08/01/17	442,096
25,000	Kentucky State Property & Building Commission, Project No. 98 (RB)
	5.00%, 08/01/20	29,698
	Kentucky Turnpike Authority, Series A (RB)
575,000	5.00%, 07/01/16	611,432
90,000	5.00%, 07/01/19	105,402
600,000	University of Kentucky, Series D (RB)
	5.25%, 10/01/20	732,174
		4,670,838
Louisiana: 0.5%
130,000	Orleans Parishwide School District (GO) (AGM)
	5.00%, 09/01/20	154,246
1,000,000	State of Louisiana, Series A (GO)
	5.00%, 11/15/19	1,187,280
		1,341,526
Maryland: 3.9%
2,800,000	Baltimore County Consolidated Public Improvement (GO)
	5.00%, 08/01/18	3,208,324
500,000	Maryland Department of Transportation (RB)
	5.00%, 06/01/18	568,765
25,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO)
	5.00%, 11/01/20	30,395
400,000	Montgomery County, Series A (GO)
	5.00%, 07/01/16	426,516
750,000	State of Maryland Department of Transportation (RB)
	5.00%, 05/01/19	876,315
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
450,000	5.00%, 03/01/17	492,142
40,000	5.00%, 03/01/19	46,687
	State of Maryland, State and Local Facilities Loan, First Series B (GO)
2,000,000	4.50%, 08/01/19	2,317,200
300,000	5.00%, 03/01/19	350,154
1,780,000	State of Maryland, State and Local Facilities Loan, First Series C (GO)
	5.00%, 08/01/18	2,042,888
200,000	State of Maryland, State and Local Facilities Loan, Second Series B (GO)
	5.00%, 08/01/18	229,538
		10,588,924
Massachusetts: 2.6%
335,000	Commonwealth of Massachusetts, Series A (GO)
	5.00%, 12/01/18	387,756
	Commonwealth of Massachusetts, Series B (GO)
750,000	5.00%, 08/01/16	802,305
500,000	5.00%, 08/01/20	603,050
1,000,000	Commonwealth of Massachusetts, Series E (GO)
	5.00%, 12/01/16	1,083,360
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB)
	5.00%, 01/18/18 (p)	1,124,940
750,000	Massachusetts Development Finance Agency, Series K-4 (RB)
	5.00%, 01/14/16 (p)	782,632
	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series B (RB)
1,100,000	5.00%, 08/15/18	1,262,173
200,000	5.00%, 08/15/19	236,322
555,000	Massachusetts Water Pollution Abatement Trust, Series 16-B (RB)
	5.00%, 08/01/18	637,179
80,000	Massachusetts Water Resources Authority, Series C (RB)
	5.00%, 08/01/18	91,755
		7,011,472
Michigan: 2.2%
1,165,000	Michigan Finance Authority, Clean Water Revolving Revenue (RB)
	5.00%, 10/01/17	1,300,955
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
1,000,000	5.00%, 07/01/17	1,105,810
1,750,000	5.00%, 07/01/18	2,004,905
175,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B (RB)
	5.00%, 07/01/19 (c)	205,196
50,000	Michigan State Building Authority, Series I-A (RB)
	5.00%, 10/15/16	53,869
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB)
	2.00%, 05/30/18 (p)	517,460
75,000	Royal Oak Hospital Finance Authority (RB)
	2.25%, 09/01/20	78,530
570,000	Wayne Country Airport Authority, Series A-D (RB)
	5.00%, 12/01/18	647,754
		5,914,479
Minnesota: 2.9%
2,050,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series A (RB)
	4.00%, 11/15/18 (p)	2,283,249
2,655,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series B (RB)
	4.00%, 11/15/18 (p)	2,957,086
675,000	Regents of University of Minnesota, Series A (RB)
	5.00%, 12/01/18	779,922
50,000	State of Minnesota, State Trunk Highway, Series B (GO)
	5.00%, 10/01/18	57,713
900,000	State of Minnesota, State Trunk Highway, Series E (GO)
	5.00%, 08/01/19	1,062,954
700,000	State of Minnesota, Various Purposes, Series D (GO)
	5.00%, 08/01/18	803,908
		7,944,832
Missouri: 0.9%
700,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB)
	5.00%, 10/01/20	842,534
500,000	Missouri Highway and Transportation Commission, Series C (RB)
	5.00%, 02/01/17	545,265
900,000	State of Missouri, Series A (CP)
	2.13%, 10/01/18	934,299
		2,322,098
Nebraska: 0.4%
1,000,000	Nebraska Public Power District, Series C (RB)
	5.00%, 01/01/18 (c)	1,125,430
Nevada: 0.5%
150,000	Clark County School District, Series A (GO)
	5.00%, 06/15/19	175,697
	State of Nevada, Unemployment Compensation (RB)
550,000	5.00%, 06/01/16	584,001
500,000	5.00%, 06/01/17	551,205
		1,310,903
New Jersey: 7.7%
65,000	Garden State Preservation Trust, Series A (RB)
	4.00%, 11/01/19	73,556
	New Jersey Building Authority, Series A (RB)
500,000	5.00%, 06/15/18	555,625
575,000	5.00%, 06/15/19	652,654
1,610,000	New Jersey Economic Development Authority, School Facilities Construction, Series D (RB)
	5.00%, 12/15/17	1,775,943
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series DD (RB)
	4.00%, 12/15/16	528,010
375,000	New Jersey Economic Development Authority, School Facilities Construction, Series DD-1 (RB)
	5.00%, 12/15/18	423,934
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
890,000	5.00%, 09/01/17	973,829
700,000	5.00%, 09/01/18	787,304
275,000	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
	5.00%, 09/01/16	292,636
225,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
	5.00%, 03/01/20	258,824
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
	5.00%, 06/15/19	341,598
500,000	New Jersey Educational Facilities Authority, Series B (RB)
	5.00%, 06/01/19	560,955
1,000,000	New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, Series B (RB)
	5.00%, 09/15/18	1,124,910
1,000,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 2 (RB)
	3.75%, 12/01/18	1,082,540
1,455,000	New Jersey State, Series S (GO)
	5.00%, 08/15/19	1,691,103
1,000,000	New Jersey Transit Corp., Series A (RB)
	5.00%, 09/15/18	1,121,900
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,000,000	5.00%, 12/15/19	1,151,890
265,000	5.00%, 06/15/20	306,552
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
625,000	4.00%, 06/15/18	678,419
250,000	5.00%, 06/15/19	285,345
870,000	5.00%, 06/15/20	1,006,416
2,345,000	New Jersey Transportation Trust Fund Authority, Series B (RB)
	5.00%, 06/15/18	2,624,688
2,350,000	New Jersey Transportation Trust Fund Authority, Series D (RB)
	5.00%, 12/15/17	2,599,922
150,000	State of New Jersey, Series Q (GO)
	5.00%, 08/15/18	170,036
		21,068,589
New Mexico: 0.6%
150,000	New Mexico Educational Assistance Foundation, Series A-1 (RB)
	4.00%, 12/01/16	159,525
1,075,000	New Mexico Finance Authority, State Transportation Revenue (RB)
	4.00%, 06/15/16	1,129,696
110,000	New Mexico Finance Authority, State Transportation Revenue, Series B (RB)
	5.00%, 06/15/20	132,094
250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB)
	5.00%, 12/15/16	271,235
		1,692,550
New York: 15.5%
1,650,000	City of New York, Series A (GO)
	5.00%, 08/01/17	1,827,985
750,000	City of New York, Series A-1 (GO)
	5.00%, 08/01/18	856,297
1,000,000	City of New York, Series B (GO)
	5.00%, 08/01/19	1,172,860
	City of New York, Series E (GO)
250,000	4.00%, 08/01/16	263,373
300,000	5.00%, 08/01/17	332,361
370,000	City of New York, Series G (GO)
	5.00%, 08/01/20	442,982
225,000	City of New York, Series I (GO)
	5.00%, 08/01/18	256,889
	City of New York, Subseries 1 (GO)
480,000	4.00%, 08/01/16	505,675
250,000	5.00%, 08/01/17	276,967
1,410,000	Erie County Industrial Development Agency, City School District, Series A (RB) (SAW)
	5.00%, 05/01/19	1,641,085
500,000	Long Island Power Authority, Electric System, Series A (RB)
	5.00%, 05/01/16	525,630
200,000	Metropolitan Transportation Authority, Series C (RB)
	5.00%, 11/15/17	223,286
	Metropolitan Transportation Authority, Series D (RB)
80,000	5.00%, 11/15/16	86,492
520,000	5.00%, 11/15/17	580,544
550,000	5.00%, 11/15/18	631,631
280,000	5.00%, 11/15/19	328,857
90,000	Metropolitan Transportation Authority, Series F (RB)
	5.00%, 11/15/18	103,358
75,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series BB (RB)
	4.00%, 06/15/16	78,806
250,000	New York City Transitional Finance Authority, Series B (RB)
	5.00%, 11/01/20	301,627
	New York City Transitional Finance Authority, Series D (RB)
50,000	4.00%, 02/01/18	54,939
1,000,000	5.00%, 11/01/19	1,183,750
65,000	New York City Transitional Finance Authority, Series I (RB)
	5.00%, 05/01/19	75,947
500,000	New York City Transitional Finance Authority, Subseries F-1 (RB)
	5.00%, 02/01/20	594,195
150,000	New York City Transitional Finance Authority, Subseries S-1A (RB) (SAW)
	5.00%, 07/15/16	160,173
	New York City, Series B (GO)
500,000	5.00%, 08/01/17	553,935
325,000	5.00%, 08/01/18	371,062
1,000,000	5.00%, 08/01/20	1,197,250
600,000	New York City, Series D (GO)
	5.00%, 10/01/17	668,502
375,000	New York City, Series F-1 (GO)
	5.00%, 03/01/16	394,320
1,000,000	New York City, Series G (GO)
	5.00%, 08/01/19	1,172,860
1,400,000	New York City, Series G-3 (GO)
	5.00%, 03/01/17	1,528,352
	New York City, Series I (GO)
250,000	5.00%, 08/01/17	276,967
300,000	5.00%, 08/01/17	332,361
430,000	New York City, Subseries A-1 (GO)
	5.00%, 10/01/15	443,803
500,000	New York State Dormitory Authority, Colombia University, Series A (RB)
	5.00%, 10/01/18	577,715
	New York State Dormitory Authority, State Personal Income Tax (RB)
260,000	5.00%, 02/15/18	293,800
500,000	5.00%, 02/15/20	594,905
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
250,000	5.00%, 02/15/18	282,500
300,000	5.00%, 02/15/19	348,579
1,025,000	5.00%, 02/15/20	1,219,555
300,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
	5.00%, 03/15/19	349,431
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
75,000	4.00%, 03/15/18	82,659
1,400,000	4.00%, 03/15/19	1,574,272
75,000	5.00%, 03/15/17	82,088
1,675,000	5.00%, 03/15/19	1,950,990
1,000,000	5.00%, 03/15/20	1,191,760
820,000	New York State Dormitory Authority, State Sales Tax, Series A (RB)
	4.00%, 03/15/20	938,810
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series A (RB)
1,695,000	5.00%, 06/15/20	2,045,255
770,000	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series B (RB)
	5.00%, 06/15/19	906,236
800,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB)
	5.00%, 04/01/19	930,368
2,130,000	New York State Thruway Authority, Series A (RB)
	5.00%, 05/01/19	2,470,417
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
300,000	5.00%, 03/15/18	339,861
450,000	5.00%, 03/15/19	524,146
	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
250,000	5.00%, 03/15/17	273,625
500,000	5.00%, 03/15/18	566,435
	New York State, Series A (GO)
200,000	3.00%, 02/01/16	205,504
500,000	3.00%, 03/01/16	515,080
60,000	Port Authority of New York and New Jersey, One Hundred Seventy-Fifth Series (RB)
	5.00%, 12/01/18	69,376
275,000	State of New York Municipal Bond Bank Agency, Special School Purpose, Series A (RB) (SAW)
	5.00%, 12/01/19	324,126
	Tobacco Settlement Financing Corp. (RB)
1,000,000	5.00%, 06/01/17	1,101,190
2,000,000	5.00%, 06/01/18	2,272,220
400,000	Town of Oyster Bay, New York Public Improvement (GO)
	3.00%, 08/15/17	416,264
500,000	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM)
	3.00%, 03/01/18	524,145
90,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM)
	4.00%, 11/01/20	101,066
		42,517,499
North Carolina: 3.1%
500,000	County of Guilford, Series A (GO)
	5.00%, 03/01/16	525,870
250,000	County of Mecklenburg, Series A (GO)
	5.00%, 12/01/17	280,615
130,000	County of Wake, Public Improvement (GO)
	5.00%, 09/01/18	149,403
575,000	North Carolina Medical Care Commission, Hospital Revenue (RB)
	5.00%, 06/01/18	646,806
25,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A (RB)
	5.00%, 01/01/18	27,997
1,000,000	North Carolina State, Capital Improvement Limited Obligation Bonds, Series B (RB)
	5.00%, 11/01/18	1,151,310
1,000,000	North Carolina State, Grant Anticipation Revenue (RB)
	5.00%, 03/01/19	1,155,420
2,800,000	North Carolina State, Series B (GO)
	5.00%, 06/01/18	3,201,968
500,000	North Carolina State, Series C (GO)
	3.50%, 05/01/16	519,875
260,000	North Carolina State, Series E (GO)
	5.00%, 05/01/16	275,369
300,000	North Carolina Turnpike Authority, Monroe Connector System (RB)
	5.00%, 07/01/18	341,085
200,000	State of North Carolina, Series C (GO)
	5.00%, 05/01/20	240,752
		8,516,470
Ohio: 2.2%
500,000	City of Columbus, Various Purpose, Series 3 (GO)
	5.00%, 08/15/16	535,620
750,000	Ohio Air Quality Development Authority, Series A (RB)
	3.75%, 12/03/18 (p)	801,015
55,000	Ohio State Building Authority, Administrative Building Fund Project, Series C (RB)
	5.00%, 10/01/18	62,947
1,000,000	Ohio State Water Development Authority, Series B (RB)
	4.00%, 06/03/19 (p)	1,078,230
	State of Ohio, Higher Education, Series B (GO)
450,000	5.00%, 08/01/16	481,104
245,000	5.00%, 08/01/18	280,635
	State of Ohio, Higher Education, Series C (GO)
1,000,000	5.00%, 08/01/16	1,069,120
50,000	5.00%, 08/01/19	58,908
50,000	State of Ohio, Highway Capital Improvement, Series Q (GO)
	5.00%, 05/01/18	56,844
100,000	State of Ohio, Major New State Infrastructure Project, Series 1 (RB)
	4.00%, 12/15/16	106,581
400,000	State of Ohio, Major New State Infrastructure Project, Series 3 (RB)
	5.00%, 12/15/15	416,776
985,000	State of Ohio, Third Frontier Research and Development, Series A (GO)
	3.00%, 05/01/20	1,081,116
		6,028,896
Oklahoma: 0.0%
100,000	Grand River Dam Authority, Series A (RB)
	3.00%, 06/01/18	106,897
Oregon: 0.3%
95,000	City of Portland, Sewer System Revenue, Series A (RB)
	5.00%, 03/01/17	103,669
775,000	Tri-County Metropolitan Transportation District (RB)
	5.00%, 05/01/17 (c)	847,710
		951,379
Pennsylvania: 4.1%
650,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) (AGM)
	5.00%, 06/15/18	738,101
50,000	City of Philadelphia, Water and Wastewater Revenue, Series C (RB) (AGM)
	5.00%, 08/01/16	53,379
	Commonwealth of Pennsylvania, First Refunding Series (GO)
1,000,000	5.00%, 07/01/17	1,103,520
900,000	5.00%, 06/15/18	1,023,273
1,090,000	5.00%, 07/01/18	1,240,453
	Commonwealth of Pennsylvania, First Series (GO)
1,105,000	5.00%, 11/15/18	1,271,225
50,000	5.00%, 02/15/19	57,774
1,000,000	5.00%, 04/01/19	1,158,970
300,000	5.00%, 06/01/19	349,143
	Commonwealth of Pennsylvania, Second Series (GO)
200,000	5.00%, 10/15/15	206,814
500,000	5.00%, 10/15/19	587,520
300,000	Commonwealth of Pennsylvania, Third Series C (GO)
	5.00%, 07/15/16	320,211
	Pennsylvania Economic Development, Unemployment Compensation, Series A (RB)
545,000	4.00%, 02/01/20	620,139
200,000	5.00%, 07/01/15	204,016
550,000	5.00%, 07/01/17	608,751
1,250,000	5.00%, 07/01/18	1,430,250
	Pennsylvania Economic Development, Unemployment Compensation, Series B (RB)
205,000	5.00%, 07/01/19 (c)	238,925
35,000	5.00%, 07/01/19 (c)	40,957
40,000	Philadelphia Hospitals and Higher Education Facilities Authority, Jefferson Health System, Series B (RB)
	5.00%, 05/15/20 (c)	47,777
		11,301,198
South Carolina: 0.5%
1,000,000	South Carolina Public Service Authority, Series B (RB)
	5.00%, 12/01/18	1,148,920
150,000	South Carolina State Public Service Authority, Series B (RB)
	4.00%, 12/01/19	169,329
		1,318,249
Tennessee: 1.1%
485,000	City of Memphis, Electric System Revenue (RB)
	5.00%, 12/01/16	525,337
1,800,000	Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue (RB)
	5.00%, 07/01/17	1,986,336
400,000	Metropolitan Government of Nashville and Davidson County, Series A (GO)
	5.00%, 07/01/18	456,516
25,000	Shelby County, Series A (GO)
	4.00%, 03/01/18	27,505
		2,995,694
Texas: 6.7%
	City of Dallas (GO)
500,000	5.00%, 02/15/18	564,840
200,000	5.00%, 02/15/20	238,610
550,000	City of Dallas, Fort Worth International Airport, Series B (RB)
	5.00%, 11/01/18	632,340
150,000	City of Dallas, Waterworks and Sewer System Revenue, Series A (RB)
	5.00%, 10/01/20	181,181
1,250,000	City of Fort Worth, Waterworks & Sewer System Revenue (RB)
	5.00%, 02/15/18	1,410,087
75,000	City of Houston, Combined Utility System Revenue, Series C (RB)
	4.00%, 11/15/19	85,364
	City of Houston, Series A (GO)
460,000	5.00%, 03/01/18	520,219
550,000	5.00%, 03/01/20	657,393
640,000	5.00%, 03/01/20	761,824
160,000	City of San Antonio, Electric and Gas Revenue (RB)
	5.00%, 02/01/20	190,485
795,000	City of San Antonio, Water System Revenue (RB)
	5.00%, 05/15/20	951,369
1,000,000	Clear Creek Independent School District, Series B (GO)
	3.00%, 08/14/19 (p)	1,081,390
500,000	Dallas Independent School District (GO)
	4.00%, 08/15/16	527,990
250,000	Harris County, Texas Metropolitan Transit Authority, Series B (RB)
	5.00%, 11/01/16	269,803
265,000	Houston Independent School District, Series C (GO)
	5.00%, 02/15/19	308,598
	Lower Colorado River Authority (RB)
935,000	4.00%, 05/15/18	1,027,845
630,000	5.00%, 05/15/16	667,227
300,000	Lower Colorado River Authority, LCRA Transmission Service Corp. Project, Series A (RB)
	5.00%, 05/15/17	328,200
60,000	Lower Colorado River Authority, Series A (RB)
	5.00%, 05/15/19	69,757
1,500,000	Lower Colorado River Authority, Series B (RB)
	5.00%, 05/15/19	1,743,930
200,000	North East Independent School District, Series A (GO)
	5.00%, 08/01/18	228,942
500,000	Northside Independent School District (GO)
	2.00%, 08/01/19 (p)	516,775
500,000	Northside Independent School District, Series A (GO)
	2.00%, 06/01/19 (p)	514,455
1,410,000	Texas Public Finance Authority (GO)
	5.00%, 10/01/18	1,625,829
815,000	Texas Public Finance Authority, Series A (GO)
	4.00%, 10/01/19	927,600
850,000	Texas Public Finance Authority, Unemployment Compensation, Series A (RB)
	5.00%, 07/01/16	905,726
250,000	Texas State University System, Board of Regents (RB)
	5.00%, 03/15/18	282,142
250,000	Texas Transportation Commission State Highway Fund, Series A (RB)
	5.00%, 04/01/20	299,315
500,000	Texas Transportation Commission, Highway Improvement, Series A (GO)
	5.00%, 04/01/19	583,925
210,000	Texas Transportation Commission, Series A (RB)
	5.00%, 04/01/17	230,213
		18,333,374
Utah: 0.7%
75,000	Intermountain Power Agency, Series A (RB)
	5.00%, 07/01/18	85,434
	State of Utah, Series A (GO)
125,000	5.00%, 07/01/16	133,286
50,000	5.00%, 07/01/19	58,959
650,000	State of Utah, Series C (GO)
	5.00%, 07/01/18	744,445
825,000	Utah State Board of Regents, Series EE-2 (RB)
	4.50%, 11/01/17	911,542
		1,933,666
Virginia: 0.7%
500,000	City of Norfolk, Water Revenue (RB)
	5.00%, 11/01/19	590,605
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
	5.00%, 02/01/19	579,770
150,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A (RB)
	5.00%, 09/01/19	175,884
500,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A-1 (RB)
	5.00%, 09/01/17	555,995
		1,902,254
Washington: 3.7%
30,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series P-1 (RB)
	5.00%, 02/01/19	34,940
	City of Seattle, Municipal Light and Power, Series B (RB)
400,000	5.00%, 02/01/17	434,792
555,000	5.00%, 06/01/19	647,191
	Energy Northwest, Columbia Generating Station Electric, Series A (RB)
1,650,000	5.00%, 07/01/19	1,940,169
25,000	5.00%, 07/01/20	29,946
265,000	Port of Seattle, Passenger Facility Charge Revenue, Series A (RB)
	5.00%, 12/01/17	296,975
125,000	Public Utility District No. 2 of Grant County, Series I (RB)
	5.00%, 01/01/18	140,679
150,000	Renton School District No. 403 (GO) (SBG)
	5.00%, 12/01/18	173,193
	Washington State Federal Highway Grant Anticipation, Series C (RB)
1,815,000	5.00%, 09/01/18	2,066,577
1,000,000	5.00%, 09/01/19	1,166,230
475,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO)
	5.00%, 07/01/17	525,260
	Washington State, Motor Vehicle Fuel Tax, Series R-C (GO)
75,000	5.00%, 07/01/18	85,652
500,000	5.00%, 07/01/19	586,980
500,000	Washington State, Various Purpose, Series B (GO)
	5.00%, 07/01/17	552,905
	Washington State, Various Purpose, Series R-A (GO)
60,000	5.00%, 07/01/17	66,349
1,000,000	5.00%, 01/01/19	1,158,350
250,000	Washington State, Various Purpose, Series R-C (GO)
	5.00%, 07/01/19	293,490
		10,199,678
Wisconsin: 0.9%
250,000	City of Milwaukee, Series N2 (GO)
	5.00%, 05/01/19	291,877
100,000	State of Wisconsin, Clean Water Revenue, Series 2 (RB)
	5.00%, 06/01/20	120,001
1,380,000	State of Wisconsin, Series 1 (GO)
	5.00%, 05/01/17	1,517,600
	State of Wisconsin, Series 2 (GO)
305,000	5.00%, 11/01/18	352,122
150,000	5.00%, 05/01/19	175,673
		2,457,273
Total Municipal Bonds (Cost: $267,942,388)		270,442,507

Number
of Shares
MONEY MARKET FUND: 0.1% (Cost: $228,341)
228,341	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	228,341
Total Investments: 98.9% (Cost: $268,170,729)		270,670,848
Other assets less liabilities: 1.1%		3,009,217
NET ASSETS: 100.0%		$273,680,065

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	1.5%	$4,019,514
Bond Bank	0.1	324,126
Development	3.1	8,372,345
Education	3.6	9,801,333
Facilities	2.1	5,751,360
General Obligation	50.0	135,261,617
Higher Education	6.1	16,463,133
Medical	4.0	10,798,510
Pollution	1.4	3,961,571
Power	6.7	18,180,086
School District	3.0	8,031,982
Student Loan	0.4	1,071,067
Transportation	12.7	34,338,945
Utilities	0.1	210,436
Water	5.1	13,856,482
Money Market Fund	0.1	228,341
	100.0%	$270,670,848

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$270,442,507	$—	$270,442,507
Money Market Fund	228,341	—	—	228,341
Total	$228,341	$270,442,507	$—	$270,670,848

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2015.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2015 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of January 31, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Municipal	$43,362,262	$721,431	$(178,622)	$542,809
High-Yield	1,451,277,319	91,451,848	(21,642,123)	69,809,725
Intermediate	864,721,005	42,153,360	(15,048)	42,138,312
Long	101,237,440	7,017,446	(15,720)	7,001,726
Pre-Refunded	24,198,156	332,178	(3,701)	328,477
Short High-Yield	83,520,264	2,002,788	(374,804)	1,627,984
Short	268,170,102	2,768,168	(267,422)	2,500,746

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: March 25, 2015

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 25, 2015